Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Banks (20.8%):
Business First Bancshares, Inc.	24,800	$603
Central Pacific Financial Corp.	18,100	505
Civista Bancshares, Inc.	21,700	523
ConnectOne Bancorp, Inc.	29,400	941
Dime Community Bancshares, Inc.	25,400	878
Financial Institutions, Inc.	19,500	588
First Bank	19,400	276
First Foundation, Inc.	33,600	816
First Internet Bancorp	16,600	714
First Mid Bancshares, Inc.	19,900	766
German American Bancorp, Inc.	18,000	684
HarborOne Bancorp, Inc.	45,600	639
Heritage Commerce Corp.	69,500	782
Heritage Financial Corp.	19,500	489
Hometrust Bancshares, Inc.	20,500	605
Independent Bank Corp.	30,650	674
Mercantile Bank Corp.	18,800	666
Origin Bancorp, Inc.	20,000	846
Peoples Bancorp, Inc.	24,850	778
Primis Financial Corp.	43,700	611
QCR Holdings, Inc.	15,250	863
SmartFinancial, Inc.	23,500	601
The First Bancshares, Inc. (a)	21,600	727
Third Coast Bancshares, Inc. (b)	23,450	542
Univest Financial Corp.	28,600	765
Washington Trust Bancorp, Inc.	13,000	683
		17,565
Capital Markets (1.8%):
Cowen, Inc., Class A	28,500	772
Diamond Hill Investment Group, Inc.	3,775	707
		1,479
Communication Services (4.2%):
Clear Channel Outdoor Holdings, Inc. (b)	268,000	927
Emerald Holding, Inc. (b)	106,000	361
Entercom Communications Corp. (b)	201,765	583
The EW Scripps Co., Class A (b)	37,100	771
The Marcus Corp. (a)(b)	50,200	889
		3,531

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (11.1%):
Chico's FAS, Inc. (b)	119,000	$571
Chuy's Holdings, Inc. (b)	19,200	518
Designer Brands, Inc., Class A (a)(b)	32,915	445
Funko, Inc., Class A (b)	34,500	595
Genesco, Inc. (a)(b)	12,950	824
Lindblad Expeditions Holdings, Inc. (a)(b)	43,350	654
M/I Homes, Inc. (b)	7,330	325
Malibu Boats, Inc., Class A (b)	7,400	429
Modine Manufacturing Co. (b)	68,000	613
Motorcar Parts of America, Inc. (b)	39,400	703
OneWater Marine, Inc. (a)	10,300	355
Potbelly Corp. (b)	101,000	677
Red Robin Gourmet Burgers, Inc. (a)(b)	33,400	563
Ruth's Hospitality Group, Inc.	33,100	757
Universal Electronics, Inc. (b)	10,250	320
Universal Technical Institute, Inc. (b)	58,700	519
Zumiez, Inc. (a)(b)	13,400	512
		9,380
Consumer Finance (0.8%):
EZCORP, Inc., Class A (a)(b)	107,000	646

Energy (8.9%):
Berry Corp. (a)	55,499	573
CONSOL Energy, Inc. (b)	32,000	1,204
Earthstone Energy, Inc., Class A (b)	59,500	752
International Seaways, Inc.	25,061	452
Northern Oil and Gas, Inc.	42,505	1,198
ProPetro Holding Corp. (b)	67,000	933
Solaris Oilfield Infrastructure, Inc., Class A	83,200	939
Talos Energy, Inc. (b)	38,700	611
Tidewater, Inc. (a)(b)	40,000	870
		7,532
Health Care (6.7%):
AngioDynamics, Inc. (b)	40,800	879
Brookdale Senior Living, Inc. (b)	110,000	775
Collegium Pharmaceutical, Inc. (b)	21,200	432
Community Health Systems, Inc. (b)	45,300	538
Hanger, Inc. (b)	24,000	440
HealthStream, Inc. (b)	20,941	417
Natus Medical, Inc. (b)	24,700	649
Orthofix Medical, Inc. (a)(b)	26,700	873
RadNet, Inc. (b)	13,898	311

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vanda Pharmaceuticals, Inc. (b)	32,600	$369
		5,683
Industrials (16.8%):
CIRCOR International, Inc. (a)(b)	26,400	703
Columbus McKinnon Corp.	18,800	797
Covenant Logistics Group, Inc., Class A	26,650	574
CRA International, Inc.	5,400	455
Ducommun, Inc. (b)	15,100	791
DXP Enterprises, Inc. (b)	24,000	650
Eagle Bulk Shipping, Inc. (a)	10,900	742
Great Lakes Dredge & Dock Corp. (b)	54,000	758
Hawaiian Holdings, Inc. (b)	22,100	435
Heritage-Crystal Clean, Inc. (b)	23,700	702
Interface, Inc.	53,800	730
Kelly Services, Inc., Class A	35,000	759
Kimball International, Inc., Class B	66,000	558
Matrix Service Co. (b)	39,200	322
NN, Inc. (b)	93,000	268
Park Aerospace Corp.	38,800	506
Park-Ohio Holdings Corp.	18,800	264
SP Plus Corp. (b)	21,000	659
Titan Machinery, Inc. (b)	29,700	839
Triumph Group, Inc. (b)	32,300	817
TrueBlue, Inc. (b)	21,276	615
VSE Corp.	12,500	576
Willdan Group, Inc. (b)	20,949	643
		14,163
Information Technology (11.6%):
American Software, Inc., Class A	24,000	500
Asure Software, Inc. (b)	54,323	323
Benchmark Electronics, Inc.	20,400	511
Comtech Telecommunications Corp.	32,900	516
CTS Corp.	20,300	717
Diebold Nixdorf, Inc. (b)	49,211	331
Digi International, Inc. (b)	32,200	693
EMCORE Corp. (b)	73,000	270
Extreme Networks, Inc. (b)	42,572	520
Harmonic, Inc. (b)	89,000	827
I3 Verticals, Inc., Class A (b)	17,400	485
Ichor Holdings Ltd. (b)	12,800	456
Impinj, Inc. (b)	6,108	388
Kimball Electronics, Inc. (b)	38,100	762
Lantronix, Inc. (b)	79,600	532
PDF Solutions, Inc. (b)	29,500	822

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Veeco Instruments, Inc. (b)	21,350	$581
Vishay Precision Group, Inc. (b)	17,700	569
		9,803
Insurance (1.2%):
HCI Group, Inc. (a)	7,500	511
Heritage Insurance Holdings, Inc.	69,000	493
		1,004
Materials (5.3%):
AdvanSix, Inc.	16,100	822
Clearwater Paper Corp. (b)	18,400	516
Haynes International, Inc.	17,900	762
Koppers Holdings, Inc.	24,850	684
Schnitzer Steel Industries, Inc.	15,500	805
SunCoke Energy, Inc.	94,800	845
		4,434
Mortgage Real Estate Investment Trusts (1.1%):
Dynex Capital, Inc. (a)	40,000	648
Western Asset Mortgage Capital Corp.	156,600	268
		916
Real Estate (5.5%):
CatchMark Timber Trust, Inc., Class A	52,000	426
City Office REIT, Inc.	51,030	901
Global Medical REIT, Inc.	44,600	728
NETSTREIT Corp. (a)	25,300	568
NexPoint Residential Trust, Inc.	6,200	560
Plymouth Industrial REIT, Inc.	26,100	707
Urstadt Biddle Properties, Inc., Class A	39,800	749
		4,639
Thrifts & Mortgage Finance (3.4%):
Bridgewater Bancshares, Inc. (b)	36,500	609
HomeStreet, Inc.	15,500	734
PCSB Financial Corp.	30,300	579
Premier Financial Corp.	30,000	910
		2,832
Total Common Stocks (Cost $67,841)		83,607

Collateral for Securities Loaned (6.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	100,006	100
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	2,805,148	2,805
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	49,908	50

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	397,949	$398
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	1,789,256	1,789
Total Collateral for Securities Loaned (Cost $5,142)		5,142

Total Investments (Cost $72,983) — 105.3%		88,749
Liabilities in excess of other assets — (5.3)%		(4,503)
NET ASSETS - 100.00%		$84,246

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on March 31, 2022.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Communication Services (2.7%):
Lions Gate Entertainment Corp., Class B (a)	141,520	$2,127
Nexstar Media Group, Inc., Class A	15,830	2,984
Paramount Global, Class B	68,456	2,588
		7,699
Consumer Discretionary (11.0%):
Advance Auto Parts, Inc.	10,070	2,084
Aptiv PLC (a)	18,142	2,172
Aramark	58,460	2,198
Brunswick Corp.	21,200	1,715
Caesars Entertainment, Inc. (a)	26,491	2,049
Capri Holdings Ltd. (a)	34,000	1,747
D.R. Horton, Inc.	22,740	1,694
Hilton Worldwide Holdings, Inc. (a)	12,898	1,957
Newell Brands, Inc.	88,300	1,890
Norwegian Cruise Line Holdings Ltd. (a)(b)	95,000	2,079
Penske Automotive Group, Inc.	16,342	1,532
Ralph Lauren Corp.	20,390	2,313
The Gap, Inc. (b)	112,200	1,580
Travel + Leisure Co.	39,003	2,260
Victoria's Secret & Co. (a)	34,805	1,788
Yum! Brands, Inc.	20,550	2,436
		31,494
Consumer Staples (5.1%):
Archer-Daniels-Midland Co.	29,770	2,687
Coty, Inc., Class A (a)	229,787	2,066
Darling Ingredients, Inc. (a)	31,850	2,560
Molson Coors Beverage Co., Class B	45,780	2,444
Performance Food Group Co. (a)	37,600	1,914
Tyson Foods, Inc., Class A	30,600	2,743
		14,414
Energy (6.9%):
Devon Energy Corp.	76,600	4,529
Diamondback Energy, Inc.	25,920	3,553
Halliburton Co.	93,450	3,539
Hess Corp.	33,942	3,633
Pioneer Natural Resources Co.	17,200	4,301
		19,555
Financials (16.3%):
American Financial Group, Inc.	19,360	2,819
Arthur J Gallagher & Co.	21,560	3,764
Artisan Partners Asset Management, Inc., Class A	47,000	1,849

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Assurant, Inc.	12,540	$2,280
Cincinnati Financial Corp.	18,975	2,580
Comerica, Inc.	29,192	2,640
Fifth Third Bancorp	76,360	3,287
Huntington Bancshares, Inc.	196,000	2,866
Invesco Ltd.	90,692	2,091
Lincoln National Corp.	35,000	2,288
LPL Financial Holdings, Inc.	15,500	2,832
M&T Bank Corp.	19,808	3,357
Northern Trust Corp.	23,300	2,713
Regions Financial Corp.	97,344	2,167
Reinsurance Group of America, Inc.	21,129	2,313
State Street Corp.	23,470	2,045
The Hartford Financial Services Group, Inc.	34,470	2,475
Western Alliance Bancorp	26,480	2,193
		46,559
Health Care (8.1%):
Centene Corp. (a)	22,700	1,911
Elanco Animal Health, Inc. (a)	75,800	1,978
Encompass Health Corp.	30,360	2,159
Jazz Pharmaceuticals PLC (a)	12,083	1,881
Laboratory Corp. of America Holdings (a)	7,920	2,088
McKesson Corp.	15,687	4,802
Organon & Co.	58,450	2,042
STERIS PLC	7,621	1,842
Tenet Healthcare Corp. (a)	27,650	2,377
Zimmer Biomet Holdings, Inc.	16,122	2,062
		23,142
Industrials (16.2%):
AGCO Corp.	13,256	1,936
Booz Allen Hamilton Holding Corp.	24,936	2,190
BWX Technologies, Inc.	39,025	2,102
Carlisle Cos., Inc.	10,331	2,541
Crane Co.	19,571	2,119
Delta Air Lines, Inc. (a)	61,600	2,437
Dover Corp.	15,731	2,468
Hertz Global Holdings, Inc. (a)(b)	62,364	1,381
Howmet Aerospace, Inc.	72,700	2,613
ITT, Inc.	19,080	1,435
JB Hunt Transport Services, Inc.	14,033	2,818
ManpowerGroup, Inc.	13,253	1,245
Old Dominion Freight Line, Inc.	9,227	2,756
Oshkosh Corp.	15,839	1,594
Parker-Hannifin Corp.	9,363	2,657

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regal Rexnord Corp.	10,857	$1,615
Republic Services, Inc.	17,329	2,296
Spirit AeroSystems Holdings, Inc., Class A	58,233	2,847
Trane Technologies PLC	14,490	2,213
WESCO International, Inc. (a)	19,232	2,503
Westinghouse Air Brake Technologies Corp.	26,017	2,502
		46,268
Information Technology (9.5%):
Ciena Corp. (a)	33,377	2,024
DXC Technology Co. (a)	57,906	1,889
Flex Ltd. (a)	128,164	2,377
Hewlett Packard Enterprise Co.	138,248	2,310
Jabil, Inc.	29,623	1,829
Marvell Technology, Inc.	36,400	2,610
MKS Instruments, Inc.	9,757	1,463
Motorola Solutions, Inc.	12,200	2,955
NCR Corp. (a)	26,440	1,063
ON Semiconductor Corp. (a)	33,510	2,098
Teledyne Technologies, Inc. (a)	4,838	2,287
Verint Systems, Inc. (a)	35,546	1,838
Western Digital Corp. (a)	48,000	2,383
		27,126
Materials (7.0%):
Alcoa Corp.	25,735	2,317
CF Industries Holdings, Inc.	22,639	2,333
Cleveland-Cliffs, Inc. (a)	94,208	3,034
Crown Holdings, Inc.	19,461	2,434
Martin Marietta Materials, Inc.	7,028	2,705
Olin Corp.	39,489	2,065
The Mosaic Co.	36,599	2,434
Westlake Corp.	22,522	2,779
		20,101
Real Estate (8.2%):
Apartment Income REIT Corp.	52,650	2,815
Duke Realty Corp.	50,620	2,939
Essex Property Trust, Inc.	9,980	3,448
Host Hotels & Resorts, Inc.	123,269	2,395
Realty Income Corp.	44,680	3,096
VICI Properties, Inc. (b)	104,500	2,974
Welltower, Inc.	39,550	3,802
Weyerhaeuser Co.	47,083	1,785
		23,254
Utilities (6.7%):
CenterPoint Energy, Inc.	90,169	2,763

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Constellation Energy Corp.	31,336	$1,763
DTE Energy Co.	18,572	2,456
Evergy, Inc.	36,353	2,484
PPL Corp.	75,415	2,154
UGI Corp.	51,243	1,856
Vistra Corp.	123,324	2,867
Xcel Energy, Inc.	39,052	2,818
		19,161
Total Common Stocks (Cost $214,187)		278,773

Collateral for Securities Loaned (1.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	103,431	103
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	2,901,220	2,901
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	51,617	52
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	411,578	412
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	1,850,535	1,850
Total Collateral for Securities Loaned (Cost $5,318)		5,318

Total Investments (Cost $219,505) — 99.6%		284,091
Other assets in excess of liabilities — 0.4%		1,143
NET ASSETS - 100.00%		$285,234

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (2.5%):
Cinemark Holdings, Inc. (a)(b)	731,400	$12,639
Gray Television, Inc.	695,300	15,345
Lions Gate Entertainment Corp., Class B (a)	780,000	11,723
The Marcus Corp. (a)(b)	437,500	7,744
		47,451
Consumer Discretionary (9.9%):
Abercrombie & Fitch Co. (a)(b)	401,900	12,857
Asbury Automotive Group, Inc. (a)	67,000	10,734
Bloomin' Brands, Inc.	642,000	14,086
Brinker International, Inc. (a)	281,500	10,742
Brunswick Corp.	108,500	8,777
Century Communities, Inc.	205,000	10,982
Dana, Inc.	446,500	7,845
Dave & Buster's Entertainment, Inc. (a)	332,000	16,301
Macy's, Inc.	689,300	16,791
Marriott Vacations Worldwide Corp.	87,700	13,830
Steven Madden Ltd.	335,000	12,944
The Goodyear Tire & Rubber Co. (a)(b)	716,400	10,237
Victoria's Secret & Co. (a)	263,000	13,508
Visteon Corp. (a)	120,400	13,139
Wolverine World Wide, Inc.	459,500	10,366
		183,139
Consumer Staples (2.7%):
Coty, Inc., Class A (a)	1,640,000	14,744
Performance Food Group Co. (a)	302,600	15,405
The Andersons, Inc.	168,400	8,464
The Simply Good Foods Co. (a)	316,000	11,992
		50,605
Energy (10.4%):
Antero Resources Corp. (a)	1,014,000	30,957
Cactus, Inc., Class A	351,600	19,950
Chesapeake Energy Corp. (b)	301,400	26,222
CONSOL Energy, Inc. (a)	581,500	21,882
Green Plains, Inc. (a)	533,000	16,528
Ovintiv, Inc.	558,500	30,198
PDC Energy, Inc.	335,000	24,348
Whiting Petroleum Corp.	288,500	23,516
		193,601
Financials (23.5%):
Ameris Bancorp	376,300	16,512
Artisan Partners Asset Management, Inc., Class A	315,000	12,395

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Assured Guaranty Ltd.	192,000	$12,223
Atlantic Union Bankshares Corp.	416,500	15,281
Banc of California, Inc.	666,200	12,898
Banner Corp.	269,000	15,745
Blackstone Mortgage Trust, Inc., Class A	532,000	16,912
Brighthouse Financial, Inc. (a)	198,300	10,244
CNO Financial Group, Inc.	484,000	12,144
FB Financial Corp.	337,500	14,992
Federated Hermes, Inc.	456,000	15,531
First Bancorp/Southern Pines NC	215,200	8,989
First Merchants Corp.	392,000	16,307
Hancock Whitney Corp.	424,000	22,112
Heritage Financial Corp.	276,000	6,917
Horace Mann Educators Corp.	245,500	10,269
Kinsale Capital Group, Inc.	51,600	11,766
Ladder Capital Corp.	899,200	10,673
MGIC Investment Corp.	920,000	12,466
PacWest Bancorp	446,000	19,236
Piper Sandler Cos.	44,000	5,775
Primerica, Inc.	67,000	9,167
ProAssurance Corp.	421,400	11,327
RLI Corp.	91,800	10,156
Sandy Spring Bancorp, Inc. (b)	289,500	13,004
SouthState Corp.	271,000	22,111
Starwood Property Trust, Inc.	410,600	9,924
Stifel Financial Corp.	137,400	9,329
Synovus Financial Corp.	450,000	22,050
United Community Banks, Inc.	568,300	19,777
Veritex Holdings, Inc.	398,000	15,192
Wintrust Financial Corp.	162,900	15,138
		436,562
Health Care (3.8%):
Brookdale Senior Living, Inc. (a)	1,588,000	11,195
Haemonetics Corp. (a)	14,000	885
Patterson Cos., Inc.	401,000	12,980
Select Medical Holdings Corp.	488,400	11,717
Supernus Pharmaceuticals, Inc. (a)	438,700	14,179
Tenet Healthcare Corp. (a)	225,750	19,406
		70,362
Industrials (20.6%):
AAR Corp. (a)	348,800	16,892
ArcBest Corp.	118,100	9,507
Arcosa, Inc.	222,400	12,732
Atkore, Inc. (a)	127,400	12,541

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Beacon Roofing Supply, Inc. (a)	204,828	$12,142
BWX Technologies, Inc.	265,500	14,300
CACI International, Inc., Class A (a)	43,700	13,165
Clean Harbors, Inc. (a)	150,900	16,847
Crane Co.	123,500	13,373
EMCOR Group, Inc.	166,300	18,730
EnPro Industries, Inc.	126,301	12,343
FTI Consulting, Inc. (a)	95,000	14,936
Hawaiian Holdings, Inc. (a)	583,500	11,495
Hub Group, Inc., Class A (a)	179,300	13,844
Kirby Corp. (a)	224,400	16,199
ManpowerGroup, Inc.	84,400	7,927
Maxar Technologies, Inc.	492,000	19,414
MillerKnoll, Inc.	391,300	13,523
nVent Electric PLC	330,000	11,477
Ryder System, Inc.	133,500	10,591
Saia, Inc. (a)	40,600	9,899
Terex Corp.	225,000	8,024
The Greenbrier Cos., Inc.	244,000	12,569
Triumph Group, Inc. (a)	615,400	15,557
Univar Solutions, Inc. (a)	504,600	16,218
Wabash National Corp.	628,300	9,324
Werner Enterprises, Inc.	227,000	9,307
WESCO International, Inc. (a)	136,000	17,699
Zurn Water Solutions Corp.	365,300	12,932
		383,507
Information Technology (5.8%):
Belden, Inc.	298,300	16,526
Conduent, Inc. (a)	1,574,000	8,122
Diebold Nixdorf, Inc. (a)	1,088,000	7,322
FormFactor, Inc. (a)	257,700	10,831
Harmonic, Inc. (a)(b)	1,020,200	9,478
Infinera Corp. (a)(b)	1,196,000	10,369
Plexus Corp. (a)	122,000	9,981
Veeco Instruments, Inc. (a)	368,900	10,031
Verint Systems, Inc. (a)	281,400	14,548
Vishay Intertechnology, Inc.	589,200	11,548
		108,756
Materials (4.6%):
AdvanSix, Inc.	215,000	10,984
Arconic Corp. (a)	468,500	12,003
Avient Corp.	380,000	18,240
Methanex Corp.	184,000	10,039
Schnitzer Steel Industries, Inc.	387,000	20,101

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Summit Materials, Inc., Class A (a)	429,200	$13,331
		84,698
Real Estate (10.2%):
Alexander & Baldwin, Inc.	433,300	10,048
CareTrust REIT, Inc.	547,000	10,557
DiamondRock Hospitality Co. (a)	1,545,000	15,604
Easterly Government Properties, Inc.	584,000	12,346
Essential Properties Realty Trust, Inc.	480,600	12,159
Hudson Pacific Properties, Inc.	486,700	13,506
LXP Industrial Trust	1,256,000	19,719
Physicians Realty Trust	540,000	9,472
Sabra Health Care REIT, Inc.	950,000	14,146
SITE Centers Corp.	1,080,000	18,047
STAG Industrial, Inc.	484,600	20,038
Summit Hotel Properties, Inc. (a)	1,097,400	10,930
Sunstone Hotel Investors, Inc. (a)	965,500	11,374
Veris Residential, Inc. (a)	674,000	11,721
		189,667
Utilities (4.7%):
ALLETE, Inc.	227,000	15,204
Black Hills Corp.	277,500	21,373
NorthWestern Corp.	222,000	13,429
ONE Gas, Inc.	229,700	20,269
Portland General Electric Co.	297,800	16,424
		86,699
Total Common Stocks (Cost $1,378,379)		1,835,047

Collateral for Securities Loaned (3.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	1,106,802	1,107
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	31,045,676	31,046
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	552,349	552
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	4,404,257	4,404
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	19,802,397	19,802
Total Collateral for Securities Loaned (Cost $56,911)		56,911

Total Investments (Cost $1,435,290) — 101.8%		1,891,958
Liabilities in excess of other assets — (1.8)%		(34,151)
NET ASSETS - 100.00%		$1,857,807

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communication Services (2.1%):
Cinemark Holdings, Inc. (a)	82,300	$1,422
Lions Gate Entertainment Corp., Class B (a)	92,700	1,393
Nexstar Media Group, Inc., Class A	12,900	2,432
		5,247
Consumer Discretionary (11.1%):
Aramark	55,500	2,087
Asbury Automotive Group, Inc. (a)	8,500	1,362
Bloomin' Brands, Inc.	76,300	1,674
Brunswick Corp.	19,150	1,549
Caesars Entertainment, Inc. (a)	21,793	1,686
Capri Holdings Ltd. (a)	33,825	1,738
Lear Corp.	7,420	1,058
Macy's, Inc.	54,000	1,315
Newell Brands, Inc.	88,000	1,884
Norwegian Cruise Line Holdings Ltd. (a)(b)	89,000	1,947
PulteGroup, Inc.	26,500	1,110
Ralph Lauren Corp.	18,800	2,133
Steven Madden Ltd.	42,068	1,626
The Gap, Inc. (b)	91,800	1,293
Travel + Leisure Co.	33,000	1,912
Victoria's Secret & Co. (a)	34,000	1,746
Visteon Corp. (a)	13,300	1,451
		27,571
Consumer Staples (2.9%):
Coty, Inc., Class A (a)	203,000	1,825
MGP Ingredients, Inc. (b)	21,416	1,833
Molson Coors Beverage Co., Class B	33,076	1,766
Performance Food Group Co. (a)	34,500	1,756
		7,180
Energy (7.9%):
Cactus, Inc., Class A	36,645	2,079
CONSOL Energy, Inc. (a)	55,300	2,081
Coterra Energy, Inc.	95,000	2,562
Devon Energy Corp.	55,650	3,291
Diamondback Energy, Inc.	18,000	2,467
Green Plains, Inc. (a)	62,500	1,938
PDC Energy, Inc.	36,100	2,624
Whiting Petroleum Corp.	30,900	2,519
		19,561
Financials (19.9%):
American Financial Group, Inc.	14,468	2,107

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Artisan Partners Asset Management, Inc., Class A	40,000	$1,574
Assurant, Inc.	12,000	2,182
Assured Guaranty Ltd.	24,300	1,547
Atlantic Union Bankshares Corp.	47,350	1,737
Blackstone Mortgage Trust, Inc., Class A	56,000	1,780
Comerica, Inc.	27,750	2,509
East West Bancorp, Inc.	27,200	2,149
Federated Hermes, Inc.	47,000	1,601
Hancock Whitney Corp.	56,200	2,931
Invesco Ltd.	79,000	1,822
Kinsale Capital Group, Inc.	6,115	1,394
Lincoln National Corp.	23,036	1,506
LPL Financial Holdings, Inc.	13,010	2,377
MGIC Investment Corp.	107,500	1,457
PacWest Bancorp	58,650	2,529
Reinsurance Group of America, Inc.	13,380	1,465
SouthState Corp.	30,000	2,448
Stifel Financial Corp.	27,085	1,839
Synovus Financial Corp.	53,300	2,612
The Hanover Insurance Group, Inc.	10,720	1,603
Unum Group	54,400	1,714
Voya Financial, Inc. (b)	28,000	1,858
Western Alliance Bancorp	28,200	2,335
Wintrust Financial Corp.	23,580	2,191
		49,267
Health Care (4.6%):
Encompass Health Corp.	28,830	2,050
Jazz Pharmaceuticals PLC (a)	11,700	1,821
Organon & Co.	64,730	2,261
Perrigo Co. PLC	44,850	1,724
Select Medical Holdings Corp.	62,000	1,487
Tenet Healthcare Corp. (a)	22,800	1,960
		11,303
Industrials (21.7%):
AGCO Corp.	12,010	1,754
Alaska Air Group, Inc. (a)	33,782	1,960
Arcosa, Inc.	31,400	1,798
Atkore, Inc. (a)	16,820	1,656
BWX Technologies, Inc.	34,743	1,871
CACI International, Inc., Class A (a)	5,766	1,737
Carlisle Cos., Inc.	9,580	2,356
Clean Harbors, Inc. (a)	19,840	2,215
Crane Co.	16,700	1,808
EMCOR Group, Inc.	18,220	2,052

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
EnPro Industries, Inc.	17,458	$1,706
FTI Consulting, Inc. (a)	12,000	1,887
Hertz Global Holdings, Inc. (a)(b)	62,200	1,378
Howmet Aerospace, Inc.	68,383	2,458
ITT, Inc.	20,000	1,504
Kirby Corp. (a)	28,618	2,066
Knight-Swift Transportation Holdings, Inc.	30,400	1,534
ManpowerGroup, Inc.	11,639	1,093
MillerKnoll, Inc.	47,800	1,652
nVent Electric PLC	46,300	1,610
Oshkosh Corp.	14,000	1,409
Regal Rexnord Corp.	10,750	1,599
Ryder System, Inc.	19,372	1,537
Saia, Inc. (a)	7,030	1,714
Spirit AeroSystems Holdings, Inc., Class A	51,071	2,497
Trinity Industries, Inc. (b)	41,500	1,426
Univar Solutions, Inc. (a)	64,581	2,076
WESCO International, Inc. (a)	18,752	2,440
Westinghouse Air Brake Technologies Corp.	16,960	1,631
Zurn Water Solutions Corp.	40,000	1,416
		53,840
Information Technology (7.8%):
Belden, Inc.	33,000	1,828
Ciena Corp. (a)	34,000	2,061
Conduent, Inc. (a)	199,888	1,032
Euronet Worldwide, Inc. (a)	16,000	2,082
Flex Ltd. (a)	103,990	1,929
FormFactor, Inc. (a)	31,700	1,332
Infinera Corp. (a)(b)	166,000	1,439
Jabil, Inc.	24,200	1,494
MKS Instruments, Inc.	8,400	1,260
NCR Corp. (a)	22,025	885
ON Semiconductor Corp. (a)	35,337	2,213
Verint Systems, Inc. (a)	34,500	1,784
		19,339
Materials (7.8%):
Alcoa Corp.	29,400	2,647
Arconic Corp. (a)	55,500	1,422
CF Industries Holdings, Inc.	26,453	2,726
Cleveland-Cliffs, Inc. (a)	96,962	3,123
Olin Corp.	47,000	2,457
Summit Materials, Inc., Class A (a)	57,993	1,801
The Mosaic Co.	41,308	2,747

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Westlake Corp.	19,000	$2,345
		19,268
Real Estate (9.0%):
Apartment Income REIT Corp.	45,950	2,456
DiamondRock Hospitality Co. (a)	186,500	1,884
Federal Realty Investment Trust	18,700	2,283
First Industrial Realty Trust, Inc.	32,510	2,013
Gaming and Leisure Properties, Inc.	42,800	2,008
Highwoods Properties, Inc.	46,700	2,136
Hudson Pacific Properties, Inc.	76,900	2,134
Medical Properties Trust, Inc.	55,325	1,169
SITE Centers Corp.	116,500	1,947
Veris Residential, Inc. (a)	93,250	1,622
VICI Properties, Inc.	94,800	2,698
		22,350
Utilities (3.2%):
ALLETE, Inc.	30,100	2,016
Black Hills Corp.	27,144	2,091
UGI Corp.	50,000	1,811
Vistra Corp.	92,600	2,153
		8,071
Total Common Stocks (Cost $190,292)		242,997

Collateral for Securities Loaned (3.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	173,904	174
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	4,877,986	4,878
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	86,787	87
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	692,010	692
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	3,111,410	3,111
Total Collateral for Securities Loaned (Cost $8,942)		8,942

Total Investments (Cost $199,234) — 101.6%		251,939
Liabilities in excess of other assets — (1.6)%		(3,998)
NET ASSETS - 100.00%		$247,941

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Communication Services (8.1%):
Alphabet, Inc., Class A (a)	8,193	$22,788
Nexstar Media Group, Inc., Class A	40,400	7,615
World Wrestling Entertainment, Inc., Class A (b)	104,300	6,512
		36,915
Communications Equipment (1.1%):
Lumentum Holdings, Inc. (a)(b)	50,300	4,909

Consumer Discretionary (12.1%):
Amazon.com, Inc. (a)	2,010	6,552
Asbury Automotive Group, Inc. (a)	34,600	5,543
Brunswick Corp.	49,600	4,012
Crocs, Inc. (a)	43,800	3,346
D.R. Horton, Inc.	40,800	3,040
Group 1 Automotive, Inc.	23,200	3,894
Lithia Motors, Inc.	16,000	4,802
MarineMax, Inc. (a)	103,300	4,159
Meritage Homes Corp. (a)	26,100	2,068
Tempur Sealy International, Inc.	101,500	2,834
Tesla, Inc. (a)	8,200	8,836
Vista Outdoor, Inc. (a)	62,200	2,220
Winnebago Industries, Inc.	65,000	3,512
		54,818
Consumer Staples (4.2%):
BJ's Wholesale Club Holdings, Inc. (a)	90,600	6,126
Darling Ingredients, Inc. (a)	34,300	2,757
PepsiCo, Inc.	43,000	7,197
Philip Morris International, Inc.	31,300	2,940
		19,020
Electronic Equipment, Instruments & Components (3.0%):
Fabrinet (a)	63,600	6,686
Jabil, Inc.	109,900	6,784
		13,470
Energy (6.9%):
Chevron Corp.	36,310	5,912
Diamondback Energy, Inc.	24,200	3,317
EOG Resources, Inc.	58,700	6,999
Matador Resources Co.	70,000	3,709
Pioneer Natural Resources Co.	20,200	5,051

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Schlumberger NV	160,500	$6,630
		31,618
Financials (11.8%):
Ally Financial, Inc.	62,900	2,735
Ameriprise Financial, Inc.	21,100	6,338
Bank of America Corp.	148,800	6,133
Chubb Ltd.	33,900	7,251
Customers Bancorp, Inc. (a)	53,300	2,779
JPMorgan Chase & Co.	44,300	6,039
Morgan Stanley	57,200	4,999
ServisFirst Bancshares, Inc.	70,500	6,718
Signature Bank	19,500	5,723
Western Alliance Bancorp	62,300	5,160
		53,875
Health Care (13.1%):
AbbVie, Inc.	54,550	8,843
AmerisourceBergen Corp.	41,600	6,436
AMN Healthcare Services, Inc. (a)	42,700	4,455
Cigna Corp.	29,100	6,973
ICON PLC (a)	21,300	5,181
McKesson Corp.	21,600	6,612
Regeneron Pharmaceuticals, Inc. (a)	12,000	8,381
Stryker Corp.	8,800	2,353
Thermo Fisher Scientific, Inc.	3,900	2,303
UnitedHealth Group, Inc.	16,225	8,274
		59,811
Industrials (8.2%):
Builders FirstSource, Inc. (a)	42,000	2,711
Chart Industries, Inc. (a)	38,800	6,665
GXO Logistics, Inc. (a)	36,500	2,604
Marten Transport Ltd.	339,300	6,026
Old Dominion Freight Line, Inc.	13,400	4,002
Parker-Hannifin Corp.	14,100	4,001
Saia, Inc. (a)	17,600	4,291
Trex Co., Inc. (a)	39,300	2,567
UFP Industries, Inc.	54,600	4,213
		37,080
Materials (2.7%):
Graphic Packaging Holding Co.	114,200	2,289
Greif, Inc., Class A	28,000	1,822
Summit Materials, Inc., Class A (a)	119,000	3,696
Valvoline, Inc.	140,500	4,434
		12,241

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (2.1%):
American Tower Corp.	12,300	$3,090
CBRE Group, Inc., Class A (a)	26,400	2,416
Simon Property Group, Inc.	30,500	4,013
		9,519
Semiconductors & Semiconductor Equipment (10.3%):
Advanced Micro Devices, Inc. (a)	68,300	7,468
Alpha & Omega Semiconductor Ltd. (a)	66,200	3,618
Applied Materials, Inc.	38,900	5,127
Broadcom, Inc.	15,200	9,571
NVIDIA Corp.	51,400	14,025
QUALCOMM, Inc.	46,400	7,091
		46,900
Software (6.3%):
Cadence Design Systems, Inc. (a)	28,200	4,638
Microsoft Corp.	77,460	23,882
		28,520
Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc.	172,980	30,204
HP, Inc.	123,100	4,469
		34,673
Total Common Stocks (Cost $310,193)		443,369

Exchange-Traded Funds (2.0%)
iShares Russell 3000 ETF (b)	35,000	9,183
Total Exchange-Traded Funds (Cost $8,701)		9,183

Collateral for Securities Loaned (3.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	282,872	283
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	7,934,534	7,934
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	141,167	141
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	1,125,623	1,126
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	5,061,020	5,061
Total Collateral for Securities Loaned (Cost $14,545)		14,545
Total Investments (Cost $333,439) — 102.7%		467,097
Liabilities in excess of other assets — (2.7)%		(12,261)
NET ASSETS - 100.00%		$454,836

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (9.3%):
Activision Blizzard, Inc.	5,602	$449
Alphabet, Inc., Class A (a)	2,163	6,016
Alphabet, Inc., Class C (a)	1,997	5,578
AT&T, Inc.	51,349	1,213
Charter Communications, Inc., Class A (a)	857	467
Comcast Corp., Class A	32,529	1,523
Discovery, Inc., Class A (a)	1,219	30
Discovery, Inc., Class C (a)	2,184	54
DISH Network Corp., Class A (a)	1,796	57
Electronic Arts, Inc.	2,022	256
Fox Corp., Class A	2,271	90
Fox Corp., Class B	1,048	38
Live Nation Entertainment, Inc. (a)	971	114
Lumen Technologies, Inc.	6,626	75
Match Group, Inc. (a)	2,036	221
Meta Platforms, Inc., Class A (a)	16,604	3,692
Netflix, Inc. (a)	3,192	1,196
News Corp., Class A	2,811	62
News Corp., Class B	871	20
Omnicom Group, Inc.	1,503	128
Paramount Global, Class B	4,363	165
Take-Two Interactive Software, Inc. (a)	830	128
The Interpublic Group of Cos., Inc.	2,830	100
The Walt Disney Co. (a)	13,092	1,796
T-Mobile U.S., Inc. (a)	4,222	542
Twitter, Inc. (a)	5,750	222
Verizon Communications, Inc.	30,186	1,538
		25,770
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	1,613	224
Cisco Systems, Inc.	30,327	1,691
F5, Inc. (a)	437	91
Juniper Networks, Inc.	2,338	87
Motorola Solutions, Inc.	1,214	294
		2,387

Consumer Discretionary (11.9%):
Advance Auto Parts, Inc.	448	93
Amazon.com, Inc. (a)	3,147	10,259
Aptiv PLC (a)	1,945	233
AutoZone, Inc. (a)	148	303

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bath & Body Works, Inc.	1,853	$89
Best Buy Co., Inc.	1,557	141
Booking Holdings, Inc. (a)	295	693
BorgWarner, Inc.	1,724	67
Caesars Entertainment, Inc. (a)	1,537	119
CarMax, Inc. (a)	1,163	112
Carnival Corp. (a)(b)	5,816	118
Chipotle Mexican Grill, Inc. (a)	202	320
D.R. Horton, Inc.	2,319	173
Darden Restaurants, Inc.	918	122
Dollar General Corp.	1,666	371
Dollar Tree, Inc. (a)	1,618	259
Domino's Pizza, Inc.	262	107
eBay, Inc.	4,501	258
Etsy, Inc. (a)(c)	912	113
Expedia Group, Inc. (a)	1,080	211
Ford Motor Co.	28,284	478
Garmin Ltd.	1,093	130
General Motors Co. (a)	10,448	457
Genuine Parts Co.	1,024	129
Hasbro, Inc.	932	76
Hilton Worldwide Holdings, Inc. (a)	2,004	304
Las Vegas Sands Corp. (a)(c)	2,472	96
Lennar Corp., Class A	1,879	152
LKQ Corp.	1,928	87
Lowe's Cos., Inc.	4,845	980
Marriott International, Inc., Class A (a)	1,967	346
McDonald's Corp.	5,373	1,329
MGM Resorts International	2,708	114
Mohawk Industries, Inc. (a)	395	49
Newell Brands, Inc.	2,722	58
NIKE, Inc., Class B	9,177	1,235
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,998	66
NVR, Inc. (a)	24	107
O'Reilly Automotive, Inc. (a)	484	331
Penn National Gaming, Inc. (a)	1,195	51
Pool Corp.	288	122
PulteGroup, Inc.	1,788	75
PVH Corp.	503	38
Ralph Lauren Corp.	333	38
Ross Stores, Inc.	2,541	230
Royal Caribbean Cruises Ltd. (a)	1,612	135
Starbucks Corp.	8,271	752
Tapestry, Inc.	1,898	70

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Target Corp. (c)	3,445	$731
Tesla, Inc. (a)	6,020	6,487
The Home Depot, Inc.	7,509	2,248
The TJX Cos., Inc.	8,578	520
Tractor Supply Co.	818	191
Ulta Beauty, Inc. (a)	389	155
Under Armour, Inc., Class A (a)	1,356	23
Under Armour, Inc., Class C (a)	1,546	24
VF Corp.	2,321	132
Whirlpool Corp.	424	73
Wynn Resorts Ltd. (a)	757	60
Yum! Brands, Inc.	2,078	246
		33,086
Consumer Staples (6.0%):
Altria Group, Inc.	13,110	685
Archer-Daniels-Midland Co.	4,024	363
Brown-Forman Corp., Class B	1,314	88
Campbell Soup Co.	1,454	65
Church & Dwight Co., Inc.	1,740	173
Colgate-Palmolive Co.	6,061	460
Conagra Brands, Inc.	3,449	116
Constellation Brands, Inc., Class A	1,182	272
Costco Wholesale Corp.	3,189	1,836
General Mills, Inc.	4,337	294
Hormel Foods Corp. (b)	2,029	105
Kellogg Co.	1,840	119
Kimberly-Clark Corp.	2,422	298
Lamb Weston Holdings, Inc.	1,044	63
McCormick & Co., Inc.	1,796	179
Molson Coors Beverage Co., Class B	1,355	72
Mondelez International, Inc., Class A	9,983	627
Monster Beverage Corp. (a)	2,701	216
PepsiCo, Inc.	9,948	1,665
Philip Morris International, Inc.	11,144	1,047
Sysco Corp.	3,649	298
The Clorox Co.	885	123
The Coca-Cola Co.	27,954	1,733
The Estee Lauder Cos., Inc.	1,671	455
The Hershey Co.	1,045	226
The J.M. Smucker Co.	779	105
The Kraft Heinz Co.	5,105	201
The Kroger Co.	4,811	276
The Procter & Gamble Co.	17,236	2,634
Tyson Foods, Inc., Class A	2,103	188

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	5,152	$231
Walmart, Inc.	10,172	1,515
		16,728
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A	4,307	325
CDW Corp.	976	175
Corning, Inc.	5,371	198
IPG Photonics Corp. (a)	257	28
Keysight Technologies, Inc. (a)	1,316	208
TE Connectivity Ltd.	2,341	307
Teledyne Technologies, Inc. (a)	335	158
Trimble, Inc. (a)	1,805	130
Zebra Technologies Corp. (a)	382	158
		1,687
Energy (3.8%):
APA Corp.	2,612	108
Baker Hughes Co.	6,512	237
Chevron Corp.	13,861	2,257
ConocoPhillips	9,364	936
Coterra Energy, Inc.	5,850	158
Devon Energy Corp.	4,527	268
Diamondback Energy, Inc.	1,225	168
EOG Resources, Inc.	4,207	502
Exxon Mobil Corp.	30,442	2,514
Halliburton Co.	6,461	245
Hess Corp.	1,982	212
Kinder Morgan, Inc.	14,022	265
Marathon Oil Corp.	5,598	141
Marathon Petroleum Corp.	4,163	356
Occidental Petroleum Corp.	6,380	362
ONEOK, Inc.	3,207	226
Phillips 66	3,364	291
Pioneer Natural Resources Co.	1,633	408
Schlumberger NV	10,091	417
The Williams Cos., Inc.	8,737	292
Valero Energy Corp.	2,940	298
		10,661
Financials (11.0%):
Aflac, Inc.	4,314	278
American Express Co.	4,423	827
American International Group, Inc.	5,970	375
Ameriprise Financial, Inc.	797	239
Aon PLC, Class A	1,545	503

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Arthur J Gallagher & Co.	1,499	$262
Assurant, Inc.	410	75
Bank of America Corp.	51,115	2,107
Berkshire Hathaway, Inc., Class B (a)	13,169	4,647
BlackRock, Inc.	1,025	783
Brown & Brown, Inc.	1,686	122
Capital One Financial Corp.	2,976	391
Cboe Global Markets, Inc.	767	88
Chubb Ltd.	3,097	662
Cincinnati Financial Corp.	1,078	147
Citigroup, Inc.	14,269	762
Citizens Financial Group, Inc.	3,065	139
CME Group, Inc.	2,584	615
Comerica, Inc.	940	85
Discover Financial Services	2,071	228
Everest Re Group Ltd.	283	85
FactSet Research Systems, Inc.	272	118
Fifth Third Bancorp	4,917	212
First Republic Bank	1,289	209
Franklin Resources, Inc. (b)	2,022	56
Globe Life, Inc.	668	67
Huntington Bancshares, Inc.	10,338	151
Intercontinental Exchange, Inc.	4,040	534
Invesco Ltd.	2,454	57
JPMorgan Chase & Co.	21,250	2,897
KeyCorp	6,679	150
Lincoln National Corp.	1,198	78
Loews Corp.	1,410	91
M&T Bank Corp.	925	157
MarketAxess Holdings, Inc.	273	93
Marsh & McLennan Cos., Inc.	3,631	619
MetLife, Inc.	5,046	355
Moody's Corp.	1,163	392
Morgan Stanley	10,193	891
MSCI, Inc.	584	294
Nasdaq, Inc.	842	150
Northern Trust Corp.	1,494	174
People's United Financial, Inc.	3,077	62
Principal Financial Group, Inc.	1,747	128
Prudential Financial, Inc.	2,718	321
Raymond James Financial, Inc.	1,344	148
Regions Financial Corp.	6,774	151
S&P Global, Inc.	2,547	1,045

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Signature Bank	451	$132
State Street Corp.	2,632	229
SVB Financial Group (a)	422	236
Synchrony Financial	3,748	130
T. Rowe Price Group, Inc.	1,648	249
The Allstate Corp.	2,018	280
The Bank of New York Mellon Corp.	5,320	264
The Charles Schwab Corp.	10,810	911
The Goldman Sachs Group, Inc.	2,441	806
The Hartford Financial Services Group, Inc.	2,408	173
The PNC Financial Services Group, Inc.	3,020	557
The Progressive Corp.	4,202	479
The Travelers Cos., Inc.	1,734	317
Truist Financial Corp.	9,599	544
U.S. Bancorp	9,711	516
W.R. Berkley Corp.	1,506	100
Wells Fargo & Co.	27,941	1,354
Willis Towers Watson PLC	878	207
Zions Bancorp NA	1,090	71
		30,575
Health Care (13.5%):
Abbott Laboratories	12,715	1,505
AbbVie, Inc.	12,712	2,061
ABIOMED, Inc. (a)	327	108
Agilent Technologies, Inc.	2,160	286
Align Technology, Inc. (a)	527	230
AmerisourceBergen Corp.	1,083	168
Amgen, Inc.	4,050	979
Anthem, Inc.	1,745	857
Baxter International, Inc.	3,600	279
Becton Dickinson & Co.	2,048	545
Biogen, Inc. (a)	1,056	222
Bio-Rad Laboratories, Inc., Class A (a)	155	87
Bio-Techne Corp.	283	123
Boston Scientific Corp. (a)	10,247	454
Bristol-Myers Squibb Co.	15,674	1,145
Cardinal Health, Inc.	1,992	113
Catalent, Inc. (a)	1,288	143
Centene Corp. (a)	4,196	353
Cerner Corp.	2,116	198
Charles River Laboratories International, Inc. (a)	363	103
Cigna Corp.	2,322	556
CVS Health Corp.	9,438	955
Danaher Corp.	4,576	1,342

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	443	$50
DENTSPLY SIRONA, Inc.	1,572	77
Dexcom, Inc. (a)	697	357
Edwards Lifesciences Corp. (a)	4,489	528
Eli Lilly & Co.	5,709	1,635
Gilead Sciences, Inc. (c)	9,020	536
HCA Healthcare, Inc.	1,722	432
Henry Schein, Inc. (a)	997	87
Hologic, Inc. (a)	1,798	138
Humana, Inc.	924	402
IDEXX Laboratories, Inc. (a)	610	334
Illumina, Inc. (a)	1,124	393
Incyte Corp. (a)	1,353	107
Intuitive Surgical, Inc. (a)	2,572	776
IQVIA Holdings, Inc. (a)	1,374	318
Johnson & Johnson (c)	18,930	3,355
Laboratory Corp. of America Holdings (a)	669	176
McKesson Corp.	1,077	330
Medtronic PLC	9,668	1,073
Merck & Co., Inc.	18,163	1,490
Mettler-Toledo International, Inc. (a)	165	227
Moderna, Inc. (a)	2,536	437
Molina Healthcare, Inc. (a)	420	140
Organon & Co.	1,823	64
PerkinElmer, Inc.	907	158
Pfizer, Inc.	40,360	2,089
Quest Diagnostics, Inc.	856	117
Regeneron Pharmaceuticals, Inc. (a)	767	536
ResMed, Inc.	1,052	255
STERIS PLC	720	174
Stryker Corp.	2,414	645
Teleflex, Inc.	337	120
The Cooper Cos., Inc.	354	148
Thermo Fisher Scientific, Inc.	2,833	1,673
UnitedHealth Group, Inc.	6,773	3,454
Universal Health Services, Inc., Class B	526	76
Vertex Pharmaceuticals, Inc. (a)	1,831	478
Viatris, Inc.	8,696	95
Waters Corp. (a)	439	136
West Pharmaceutical Services, Inc.	533	219
Zimmer Biomet Holdings, Inc.	1,502	192
Zoetis, Inc.	3,402	642
		37,481

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (7.8%):
3M Co.	4,107	$611
Alaska Air Group, Inc. (a)	905	53
Allegion PLC	645	71
American Airlines Group, Inc. (a)(b)	4,658	85
AMETEK, Inc.	1,663	221
AO Smith Corp.	945	60
C.H. Robinson Worldwide, Inc.	935	101
Carrier Global Corp.	6,152	282
Caterpillar, Inc.	3,890	867
Cintas Corp.	634	270
Copart, Inc. (a)	1,535	193
CSX Corp.	15,949	597
Cummins, Inc.	1,024	210
Deere & Co.	2,017	838
Delta Air Lines, Inc. (a)	4,602	182
Dover Corp.	1,035	162
Eaton Corp. PLC	2,866	435
Emerson Electric Co.	4,271	419
Equifax, Inc.	877	208
Expeditors International of Washington, Inc.	1,218	126
Fastenal Co.	4,139	246
FedEx Corp.	1,753	406
Fortive Corp.	2,578	157
Fortune Brands Home & Security, Inc.	976	73
Generac Holdings, Inc. (a)	454	135
General Dynamics Corp.	1,657	400
General Electric Co.	7,905	723
Honeywell International, Inc.	4,931	959
Howmet Aerospace, Inc.	2,729	98
Huntington Ingalls Industries, Inc.	288	57
IDEX Corp.	547	105
Illinois Tool Works, Inc.	2,054	430
Ingersoll Rand, Inc. (c)	2,931	148
J.B. Hunt Transport Services, Inc.	604	121
Jacobs Engineering Group, Inc.	929	128
Johnson Controls International PLC	5,052	331
L3Harris Technologies, Inc.	1,411	351
Leidos Holdings, Inc.	1,009	109
Lockheed Martin Corp.	1,743	769
Masco Corp.	1,725	88
Nielsen Holdings PLC	2,580	70
Nordson Corp.	389	88
Norfolk Southern Corp.	1,724	492

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Northrop Grumman Corp.	1,055	$472
Old Dominion Freight Line, Inc.	670	200
Otis Worldwide Corp.	3,056	235
PACCAR, Inc.	2,497	220
Parker-Hannifin Corp.	924	262
Pentair PLC	1,190	65
Quanta Services, Inc.	1,025	135
Raytheon Technologies Corp.	10,731	1,063
Republic Services, Inc. (c)	1,502	199
Robert Half International, Inc.	787	90
Rockwell Automation, Inc.	836	234
Rollins, Inc.	1,628	57
Roper Technologies, Inc.	759	358
Snap-on, Inc.	384	79
Southwest Airlines Co. (a)	4,259	195
Stanley Black & Decker, Inc.	1,172	164
Textron, Inc.	1,585	118
The Boeing Co. (a)	3,941	755
Trane Technologies PLC	1,679	256
TransDigm Group, Inc. (a)	379	247
Union Pacific Corp.	4,580	1,251
United Airlines Holdings, Inc. (a)	2,328	108
United Parcel Service, Inc., Class B	5,243	1,124
United Rentals, Inc. (a)	521	185
Verisk Analytics, Inc.	1,159	249
W.W. Grainger, Inc.	311	160
Waste Management, Inc.	2,767	439
Westinghouse Air Brake Technologies Corp.	1,343	129
Xylem, Inc.	1,297	111
		21,635
IT Services (4.2%):
Accenture PLC, Class A	4,545	1,533
Akamai Technologies, Inc. (a)	1,168	139
Automatic Data Processing, Inc.	3,020	687
Broadridge Financial Solutions, Inc.	840	131
Cognizant Technology Solutions Corp., Class A	3,777	339
DXC Technology Co. (a)	1,758	57
EPAM Systems, Inc. (a)	408	121
Fidelity National Information Services, Inc.	4,379	440
Fiserv, Inc. (a)	4,273	433
FleetCor Technologies, Inc. (a)	584	145
Gartner, Inc. (a)	591	176
Global Payments, Inc.	2,048	280
International Business Machines Corp.	6,449	838

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Jack Henry & Associates, Inc.	524	$103
Mastercard, Inc., Class A	6,206	2,218
Paychex, Inc.	2,309	315
PayPal Holdings, Inc. (a)	8,377	969
VeriSign, Inc. (a)	695	155
Visa, Inc., Class A	11,925	2,645
		11,724
Materials (2.6%):
Air Products and Chemicals, Inc.	1,594	398
Albemarle Corp.	841	186
Amcor PLC	10,885	123
Avery Dennison Corp.	595	104
Ball Corp.	2,329	210
Celanese Corp.	777	111
CF Industries Holdings, Inc.	1,542	159
Corteva, Inc.	5,228	300
Dow, Inc.	5,291	337
DuPont de Nemours, Inc.	3,688	271
Eastman Chemical Co.	928	104
Ecolab, Inc.	1,793	317
FMC Corp.	911	120
Freeport-McMoRan, Inc.	10,556	525
International Flavors & Fragrances, Inc.	1,830	240
International Paper Co.	2,785	129
Linde PLC	3,686	1,177
LyondellBasell Industries NV, Class A	1,890	194
Martin Marietta Materials, Inc.	449	173
Newmont Corp.	5,734	456
Nucor Corp.	1,956	291
Packaging Corp. of America	683	107
PPG Industries, Inc.	1,707	224
Sealed Air Corp.	1,065	71
The Mosaic Co.	2,663	177
The Sherwin-Williams Co.	1,735	433
Vulcan Materials Co.	954	175
Westrock Co.	1,893	89
		7,201
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.	1,047	211
American Tower Corp.	3,275	823
AvalonBay Communities, Inc.	1,005	250
Boston Properties, Inc.	1,022	132
CBRE Group, Inc., Class A (a)	2,406	220

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Crown Castle International Corp.	3,108	$574
Digital Realty Trust, Inc.	2,041	289
Duke Realty Corp.	2,739	159
Equinix, Inc.	647	480
Equity Residential	2,457	221
Essex Property Trust, Inc.	469	162
Extra Space Storage, Inc.	963	198
Federal Realty Investment Trust	509	62
Healthpeak Properties, Inc.	3,878	133
Host Hotels & Resorts, Inc.	5,134	100
Iron Mountain, Inc.	2,082	115
Kimco Realty Corp.	4,434	109
Mid-America Apartment Communities, Inc.	829	174
Prologis, Inc.	5,321	859
Public Storage	1,097	428
Realty Income Corp.	4,068	282
Regency Centers Corp.	1,108	79
SBA Communications Corp.	782	269
Simon Property Group, Inc.	2,363	311
UDR, Inc.	2,150	123
Ventas, Inc.	2,870	177
Vornado Realty Trust	1,143	52
Welltower, Inc.	3,130	301
Weyerhaeuser Co.	5,374	204
		7,497
Semiconductors & Semiconductor Equipment (5.9%):
Advanced Micro Devices, Inc. (a)	11,755	1,285
Analog Devices, Inc.	3,777	624
Applied Materials, Inc.	6,385	842
Broadcom, Inc.	2,969	1,870
Enphase Energy, Inc. (a)	963	194
Intel Corp.	29,280	1,451
KLA Corp.	1,084	397
Lam Research Corp.	1,003	539
Microchip Technology, Inc.	3,998	300
Micron Technology, Inc.	8,052	627
Monolithic Power Systems, Inc.	312	152
NVIDIA Corp.	17,977	4,905
NXP Semiconductors NV	1,912	354
Qorvo, Inc. (a)	780	97
QUALCOMM, Inc.	8,104	1,238
Skyworks Solutions, Inc.	1,179	157
SolarEdge Technologies, Inc. (a)	378	122

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Teradyne, Inc.	1,172	$139
Texas Instruments, Inc.	6,641	1,218
		16,511
Software (8.8%):
Adobe, Inc. (a)	3,392	1,545
ANSYS, Inc. (a)	627	199
Autodesk, Inc. (a)	1,582	339
Cadence Design Systems, Inc. (a)	1,993	328
Ceridian HCM Holding, Inc. (a)	984	67
Citrix Systems, Inc.	897	90
Fortinet, Inc. (a)	976	334
Intuit, Inc.	2,036	979
Microsoft Corp. (c)	53,907	16,620
NortonLifeLock, Inc.	4,184	111
Oracle Corp.	11,329	937
Paycom Software, Inc. (a)	346	120
PTC, Inc. (a)	757	82
Salesforce, Inc. (a)	7,083	1,504
ServiceNow, Inc. (a)(c)	1,438	801
Synopsys, Inc. (a)	1,103	368
Tyler Technologies, Inc. (a)	295	131
		24,555
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc.	111,480	19,465
Hewlett Packard Enterprise Co.	9,301	155
HP, Inc.	7,785	283
NetApp, Inc.	1,598	133
Seagate Technology Holdings PLC	1,448	130
Western Digital Corp. (a)	2,250	112
		20,278
Utilities (2.7%):
Alliant Energy Corp.	1,800	112
Ameren Corp.	1,852	174
American Electric Power Co., Inc. (c)	3,622	361
American Water Works Co., Inc.	1,305	216
Atmos Energy Corp.	974	116
CenterPoint Energy, Inc.	4,522	139
CMS Energy Corp.	2,084	146
Consolidated Edison, Inc. (c)	2,544	241
Constellation Energy Corp.	2,348	132
Dominion Energy, Inc.	5,824	495

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DTE Energy Co.	1,393	$184
Duke Energy Corp. (c)	5,531	618
Edison International	2,732	191
Entergy Corp.	1,445	169
Evergy, Inc. (c)	1,649	113
Eversource Energy (c)	2,472	218
Exelon Corp.	7,043	335
FirstEnergy Corp.	4,100	188
NextEra Energy, Inc. (c)	14,109	1,195
NiSource, Inc.	2,824	90
NRG Energy, Inc.	1,761	68
Pinnacle West Capital Corp.	811	63
PPL Corp.	5,398	154
Public Service Enterprise Group, Inc.	3,636	255
Sempra Energy	2,296	386
The AES Corp.	4,794	123
The Southern Co. (c)	7,621	553
WEC Energy Group, Inc. (c)	2,268	226
Xcel Energy, Inc. (c)	3,873	279
		7,540
Total Common Stocks (Cost $53,715)		275,316

Collateral for Securities Loaned (0.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	6,959	7
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	195,186	195
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	3,473	3
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	27,690	28
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	124,499	125
Total Collateral for Securities Loaned (Cost $358)		358

Total Investments (Cost $54,073) — 99.1%		275,674
Other assets in excess of liabilities — 0.9%		2,364
NET ASSETS - 100.00%		$278,038

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2022
(Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	11	6/20/22	$2,363,274	$2,491,913	$128,639

	Total unrealized appreciation				$128,639
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$128,639

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Communication Services (1.5%):
Live Nation Entertainment, Inc. (a)	59,844	$7,040

Consumer Discretionary (9.0%):
Airbnb, Inc., Class A (a)	21,800	3,744
AutoZone, Inc. (a)	3,400	6,951
Choice Hotels International, Inc.	17,400	2,467
D.R. Horton, Inc.	54,300	4,046
Expedia Group, Inc. (a)	33,400	6,535
Lithia Motors, Inc.	10,200	3,061
Marriott Vacations Worldwide Corp.	27,221	4,293
NVR, Inc. (a)	1,200	5,361
Pool Corp.	10,800	4,567
		41,025
Consumer Staples (4.3%):
Church & Dwight Co., Inc.	61,400	6,102
Darling Ingredients, Inc. (a)	86,900	6,985
McCormick & Co., Inc.	63,400	6,327
		19,414
Energy (5.9%):
Cheniere Energy, Inc.	63,800	8,846
Diamondback Energy, Inc.	66,800	9,157
EOG Resources, Inc.	76,100	9,073
		27,076
Financials (12.0%):
Ally Financial, Inc.	101,900	4,431
Brown & Brown, Inc.	135,500	9,792
East West Bancorp, Inc.	71,100	5,618
Evercore, Inc.	27,000	3,006
FactSet Research Systems, Inc.	13,400	5,818
Kinsale Capital Group, Inc.	27,300	6,225
MSCI, Inc.	13,000	6,537
Radian Group, Inc.	252,777	5,614
W R Berkley Corp.	115,950	7,721
		54,762
Health Care (10.0%):
Agilent Technologies, Inc.	45,993	6,086
BioCryst Pharmaceuticals, Inc. (a)(b)	358,500	5,829
Bruker Corp.	34,000	2,186
Edwards Lifesciences Corp. (a)	44,200	5,203
Horizon Therapeutics PLC (a)	52,600	5,534
IDEXX Laboratories, Inc. (a)	8,900	4,869

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Insulet Corp. (a)	12,600	$3,357
IQVIA Holdings, Inc. (a)	29,600	6,844
Zoetis, Inc.	29,730	5,607
		45,515
Industrials (16.1%):
Advanced Drainage Systems, Inc.	46,700	5,548
AMETEK, Inc.	42,300	5,634
Chart Industries, Inc. (a)(b)	31,400	5,394
Copa Holdings SA (a)(b)	67,600	5,654
HEICO Corp.	45,800	7,032
IDEX Corp.	11,400	2,186
Masco Corp.	66,200	3,376
Old Dominion Freight Line, Inc.	17,550	5,242
Robert Half International, Inc.	47,400	5,412
TFI International, Inc.	56,200	5,986
The Middleby Corp. (a)	26,000	4,263
Trane Technologies PLC	14,100	2,153
Trex Co., Inc. (a)	50,900	3,325
Verisk Analytics, Inc.	29,000	6,224
WESCO International, Inc. (a)	45,700	5,947
		73,376
Information Technology (19.0%):
Advanced Micro Devices, Inc. (a)	75,200	8,222
Amphenol Corp., Class A	85,520	6,444
CDW Corp.	43,759	7,828
Concentrix Corp.	20,800	3,465
Crowdstrike Holdings, Inc., Class A (a)	24,400	5,541
Fair Isaac Corp. (a)	13,300	6,204
Global Payments, Inc.	43,400	5,939
KLA Corp.	18,800	6,882
Monolithic Power Systems, Inc.	13,200	6,411
ServiceNow, Inc. (a)	6,400	3,564
Synopsys, Inc. (a)	25,200	8,398
Teledyne Technologies, Inc. (a)	16,300	7,704
The Trade Desk, Inc., Class A (a)	79,700	5,519
VeriSign, Inc. (a)	20,200	4,494
		86,615
Materials (7.4%):
Avery Dennison Corp.	36,900	6,419
FMC Corp.	59,600	7,842
Freeport-McMoRan, Inc.	157,300	7,824
Huntsman Corp.	165,500	6,208

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Louisiana-Pacific Corp.	89,900	$5,585
		33,878
Real Estate (6.6%):
Crown Castle International Corp.	31,800	5,870
Digital Realty Trust, Inc.	41,146	5,835
SBA Communications Corp.	18,903	6,505
Sun Communities, Inc.	35,416	6,208
Ventas, Inc.	93,400	5,768
		30,186
Utilities (5.2%):
Atmos Energy Corp.	69,900	8,352
Essential Utilities, Inc.	140,200	7,168
Sempra Energy	47,439	7,976
		23,496
Total Common Stocks (Cost $307,431)		442,383

Exchange-Traded Funds (1.7%)
SPDR S&P MidCap 400 ETF	15,750	7,725
Total Exchange-Traded Funds (Cost $7,572)		7,725

Collateral for Securities Loaned (1.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	126,601	127
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	3,551,143	3,551
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	63,180	63
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	503,778	504
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	2,265,086	2,265
Total Collateral for Securities Loaned (Cost $6,510)		6,510

Total Investments (Cost $321,513) — 100.1%		456,618
Liabilities in excess of other assets — (0.1)%		(623)
NET ASSETS - 100.00%		$455,995

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (1.5%):
Cian PLC, ADR (a)(b)(c)(d)	77	$—	(e)
Iridium Communications, Inc. (a)	2,861	115
Radius Global Infrastructure, Inc., Class A (a)(f)	6,300	90
		205
Consumer Discretionary (12.7%):
Academy Sports & Outdoors, Inc.	4,217	166
Brunswick Corp.	1,273	103
Burlington Stores, Inc. (a)	509	93
Cavco Industries, Inc. (a)	567	137
Chegg, Inc. (a)(f)	1,378	50
F45 Training Holdings, Inc. (a)	7,541	81
Five Below, Inc. (a)	616	98
Group 1 Automotive, Inc.	882	148
Kohl's Corp.	2,352	142
Kura Sushi USA, Inc., Class A (a)	2,130	117
Legacy Housing Corp. (a)	5,799	124
Polaris, Inc. (f)	1,361	143
Skyline Champion Corp. (a)	3,307	181
Sweetgreen, Inc., Class A (a)(f)	2,488	80
Torrid Holdings, Inc. (a)(f)	9,039	55
Udemy, Inc. (a)(f)	77	1
		1,719
Consumer Staples (4.2%):
Albertsons Cos., Inc., Class A	2,824	94
Celsius Holdings, Inc. (a)(f)	1,710	94
Performance Food Group Co. (a)	4,200	214
Sovos Brands, Inc. (a)	11,486	163
		565
Energy (5.0%):
Magnolia Oil & Gas Corp., Class A	13,744	325
New Fortress Energy, Inc.	1,580	68
Talos Energy, Inc. (a)	18,309	289
		682
Financials (13.0%):
American Business Bank (a)	1,652	69
Coastal Financial Corp. (a)	5,370	246
Colony Bankcorp, Inc.	2,215	41
Customers Bancorp, Inc. (a)	3,942	205
First Western Financial, Inc. (a)	4,543	142
Morningstar, Inc.	668	182
Radian Group, Inc.	5,519	123

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Silvercrest Asset Management Group, Inc., Class A	13,506	$276
SLM Corp.	5,481	101
South Plains Financial, Inc.	5,120	136
Tradeweb Markets, Inc., Class A	1,226	108
WTB Financial Corp., Class B	360	138
		1,767
Health Care (19.6%):
4D Molecular Therapeutics, Inc. (a)(f)	662	10
Akero Therapeutics, Inc. (a)	1,608	23
Alpha Teknova, Inc. (a)	2,306	32
Annexon, Inc. (a)	439	1
Arrowhead Pharmaceuticals, Inc. (a)	1,813	83
Aurinia Pharmaceuticals, Inc. (a)	6,904	85
Avidity Biosciences, Inc. (a)(f)	1,205	22
Beam Therapeutics, Inc. (a)	1,233	71
Bicycle Therapeutics PLC, ADR (a)	4,073	179
BioAtla, Inc. (a)	665	3
BioCryst Pharmaceuticals, Inc. (a)	7,016	114
BioMarin Pharmaceutical, Inc. (a)	283	22
C4 Therapeutics, Inc. (a)	249	6
Cabaletta Bio, Inc. (a)(f)	2,967	6
Castle Biosciences, Inc. (a)	2,000	90
Cerus Corp. (a)	6,712	37
Codiak Biosciences, Inc. (a)	6,305	40
Collegium Pharmaceutical, Inc. (a)	1,187	24
CRISPR Therapeutics AG (a)(f)	410	26
CryoPort, Inc. (a)	1,655	58
Dynavax Technologies Corp. (a)(f)	6,261	68
Fusion Pharmaceuticals, Inc. (a)	4,261	33
Gamida Cell Ltd. (a)(f)	9,195	38
Generation Bio Co. (a)(f)	1,180	9
Genetron Holdings Ltd., ADR (a)(f)	5,361	12
Horizon Therapeutics PLC (a)	987	104
IGM Biosciences, Inc. (a)(f)	796	21
Immunocore Holdings PLC, ADR (a)	699	21
Inari Medical, Inc. (a)	930	84
Instil Bio, Inc. (a)(f)	1,072	12
Insulet Corp. (a)	546	145
Intellia Therapeutics, Inc. (a)	1,502	109
IO Biotech, Inc. (a)	77	—	(e)
Iovance Biotherapeutics, Inc. (a)	2,461	41
LianBio, ADR (a)	13,402	50
Maravai LifeSciences Holdings, Inc., Class A (a)	1,150	41
Merit Medical Systems, Inc. (a)	1,525	101

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NanoString Technologies, Inc. (a)	3,309	$115
Natera, Inc. (a)	1,954	79
NeoGenomics, Inc. (a)	3,529	43
Neurocrine Biosciences, Inc. (a)	336	31
Nurix Therapeutics, Inc. (a)	439	6
ORIC Pharmaceuticals, Inc. (a)	3,909	21
Oyster Point Pharma, Inc. (a)	396	5
PMV Pharmaceuticals, Inc. (a)(f)	280	6
PolyPid Ltd. (a)	7,333	40
Pulmonx Corp. (a)(f)	1,906	47
RadNet, Inc. (a)	3,159	71
Reata Pharmaceuticals, Inc., Class A (a)(f)	645	21
Recursion Pharmaceuticals, Inc., Class A (a)(f)	218	2
Repligen Corp. (a)	370	70
Singular Genomics Systems, Inc. (a)	5,036	32
Stoke Therapeutics, Inc. (a)	1,486	31
Sutro Biopharma, Inc. (a)	3,661	30
TCR2 Therapeutics, Inc. (a)	8,824	24
TG Therapeutics, Inc. (a)	2,119	20
Veracyte, Inc. (a)(f)	3,428	95
Xencor, Inc. (a)	822	22
Zai Lab Ltd., ADR (a)	598	26
		2,658
Industrials (13.8%):
AGCO Corp.	520	76
ASGN, Inc. (a)	1,743	203
BWX Technologies, Inc.	1,070	58
Casella Waste Systems, Inc. (a)	2,176	191
Chart Industries, Inc. (a)	1,114	191
Construction Partners, Inc., Class A (a)	1,877	49
ESCO Technologies, Inc.	571	40
Kaman Corp.	1,610	70
Kratos Defense & Security Solutions, Inc. (a)	6,093	125
McGrath RentCorp	1,522	129
Meritor, Inc. (a)	3,130	111
Owens Corning	2,069	189
PGT Innovations, Inc. (a)	3,825	69
Regal Rexnord Corp.	340	51
Sensata Technologies Holding PLC (a)	1,260	64
Shoals Technologies Group, Inc., Class A (a)	8,596	147
The AZEK Co., Inc. (a)	2,561	64

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zurn Water Solutions Corp.	1,529	$54
		1,881
Information Technology (22.3%):
ACV Auctions, Inc., Class A (a)	357	5
Alteryx, Inc., Class A (a)	441	32
Avaya Holdings Corp. (a)	12,599	160
Blackline, Inc. (a)	2,235	164
BM Technologies, Inc. (a)(f)	606	5
C3.ai, Inc., Class A (a)	848	19
Couchbase, Inc. (a)	377	7
CS Disco, Inc. (a)	4,343	148
Datto Holding Corp. (a)(f)	6,030	161
Digital Turbine, Inc. (a)	1,163	51
DoubleVerify Holdings, Inc. (a)	363	9
Dropbox, Inc., Class A (a)	1,247	29
Elastic NV (a)	2,367	211
Endava PLC, ADR (a)	977	130
Expensify, Inc., Class A (a)(f)	5,375	94
Flywire Corp. (a)	1,122	34
ForgeRock, Inc., Class A (a)(f)	383	8
Freshworks, Inc., Class A (a)	3,873	69
Globant SA (a)	536	141
Intapp, Inc. (a)	75	2
JFrog Ltd. (a)	2,610	70
Mitek Systems, Inc. (a)	9,134	134
Monday.com Ltd. (a)	37	6
Napco Security Technologies, Inc. (a)	10,722	220
PagerDuty, Inc. (a)	4,305	147
Ping Identity Holding Corp. (a)	3,255	89
Shift4 Payments, Inc., Class A (a)(f)	1,480	92
SiTime Corp. (a)	711	176
Smartsheet, Inc., Class A (a)	2,908	159
Switch, Inc., Class A	3,475	107
TaskUS, Inc., Class A (a)(f)	1,602	62
Vizio Holding Corp., Class A (a)	6,005	53
WNS Holdings Ltd., ADR (a)	2,735	234
		3,028
Materials (4.4%):
CF Industries Holdings, Inc.	720	74
Compass Minerals International, Inc.	1,115	70
FMC Corp.	550	72
Franco-Nevada Corp.	1,104	176
Intrepid Potash, Inc. (a)	875	72

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Summit Materials, Inc., Class A (a)	4,179	$130
		594
Real Estate (2.8%):
FirstService Corp.	868	126
Rexford Industrial Realty, Inc.	1,252	93
UMH Properties, Inc.	6,434	158
		377
Total Common Stocks (Cost $11,057)		13,476

Warrants (0.1%)
Health Care (0.1%):
Bionano Genomics, Inc. (a)(c)	8,136	5
Total Warrants (Cost $–)		5

Collateral for Securities Loaned (9.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	25,689	26
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	720,579	720
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	12,820	13
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	102,224	102
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	459,619	460
Total Collateral for Securities Loaned (Cost $1,321)		1,321

Total Investments (Cost $12,378) — 109.1%		14,802
Liabilities in excess of other assets — (9.1)%		(1,231)
NET ASSETS - 100.00%		$13,571

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.1% of net assets.
(d)	This security is classified as Level 3 within the fair value hierarchy.
(e)	Rounds to less than $1 thousand.
(f)	All or a portion of this security is on loan.
(g)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (97.3%)
Australia (4.9%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	25,881	$702

Energy (0.9%):
Santos Ltd.	147,322	854
Woodside Petroleum Ltd.	45,597	1,095
		1,949
Financials (1.4%):
Macquarie Group Ltd.	8,435	1,275
National Australia Bank Ltd.	70,925	1,707
		2,982
Health Care (0.5%):
Sonic Healthcare Ltd.	37,390	987

Materials (0.5%):
Rio Tinto Ltd.	13,391	1,197

Real Estate (0.8%):
Charter Hall Group	73,272	890
Stockland	273,796	868
		1,758
Utilities (0.5%):
Origin Energy Ltd.	225,881	1,051
		10,626
Austria (0.4%):
Industrials (0.4%):
ANDRITZ AG (a)	17,446	806

Brazil (2.0%):
Energy (0.6%):
Petro Rio SA (a)	255,000	1,276

Financials (0.5%):
Banco Santander Brasil SA	155,600	1,206

Materials (0.5%):
Gerdau SA, Preference Shares	166,900	1,080

Utilities (0.4%):
Cia Energetica de Minas Gerais, Preference Shares	281,500	899
		4,461
Canada (6.5%):
Consumer Discretionary (0.4%):
BRP, Inc.	10,928	895

Energy (1.0%):
Headwater Exploration, Inc. (a)	30,614	162
Parex Resources, Inc.	54,751	1,124
Suncor Energy, Inc.	27,265	888
		2,174
Financials (3.1%):
Bank of Montreal	13,930	1,639
iA Financial Corp., Inc.	19,083	1,161
IGM Financial, Inc.	32,162	1,137
National Bank of Canada	21,002	1,610
Sun Life Financial, Inc.	21,962	1,226
		6,773
Industrials (0.4%):
Finning International, Inc.	27,160	818

Materials (1.6%):
Nutrien Ltd.	14,048	1,452
Teck Resources Ltd., Class B	28,123	1,136
West Fraser Timber Co. Ltd.	10,629	874
		3,462
		14,122

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chile (0.7%):
Consumer Discretionary (0.4%):
Falabella SA	241,597	$772

Consumer Staples (0.3%):
Cencosud SA	377,939	744
		1,516
China (6.9%):
Communication Services (1.2%):
Focus Media Information Technology Co. Ltd., Class A	891,600	853
Tencent Holdings Ltd.	39,300	1,812
		2,665
Consumer Discretionary (1.8%):
Alibaba Group Holding Ltd., ADR (a)	6,937	755
BYD Co. Ltd., Class H	28,500	793
Haier Smart Home Co. Ltd., Class H	249,188	797
JD.com, Inc., ADR (a)(b)	7,903	457
JD.com, Inc., Class A (a)	2,057	59
Zhongsheng Group Holdings Ltd.	163,500	1,149
		4,010
Consumer Staples (0.3%):
Tingyi Cayman Islands Holding Corp.	438,000	734

Financials (1.5%):
Bank of China Ltd., Class H	2,195,275	876
China Construction Bank Corp., Class H (b)	1,046,000	784
Huatai Securities Co. Ltd., Class H (c)	598,400	916
New China Life Insurance Co. Ltd., Class H	228,300	633
		3,209
Health Care (0.4%):
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	159,000	771

Industrials (0.7%):
China Railway Group Ltd., Class H	1,564,000	871
COSCO SHIPPING Holdings Co. Ltd., Class H (a)(b)	386,150	664
		1,535
Materials (0.6%):
Anhui Conch Cement Co. Ltd., Class H	242,500	1,240

Utilities (0.4%):
China Longyuan Power Group Corp. Ltd., Class H	368,000	827
		14,991
Denmark (2.0%):
Consumer Discretionary (0.2%):
Pandora A/S	5,652	538

Health Care (1.1%):
Novo Nordisk A/S, Class B	21,804	2,419

Industrials (0.7%):
AP Moller - Maersk A/S, Class B	475	1,428
		4,385
Finland (0.7%):

Industrials (0.3%):
Metso Outotec Oyj	81,905	690

Information Technology (0.4%):
Nokia Oyj (a)	133,433	735
		1,425
France (6.7%):
Communication Services (0.8%):
Publicis Groupe SA	18,426	1,118
Vivendi SE	51,517	673
		1,791

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.1%):
LVMH Moet Hennessy Louis Vuitton SE	3,327	$2,374

Consumer Staples (0.7%):
Pernod Ricard SA	6,810	1,496

Financials (1.0%):
Amundi SA (c)	6,841	468
AXA SA	24,844	727
BNP Paribas SA	18,990	1,085
		2,280
Health Care (0.2%):
Sartorius Stedim Biotech	1,233	505

Industrials (1.2%):
Cie de Saint-Gobain	19,477	1,159
Eiffage SA	6,593	676
Teleperformance	1,861	709
		2,544
Information Technology (1.0%):
Capgemini SE	6,567	1,457
Edenred	12,740	630
		2,087
Materials (0.4%):
Arkema SA	7,407	885

Real Estate (0.3%):
Klepierre SA	27,268	726
		14,688
Germany (5.5%):
Communication Services (0.8%):
Deutsche Telekom AG	89,774	1,672

Energy (0.4%):
VERBIO Vereinigte BioEnergie AG	11,742	903

Financials (1.0%):
Allianz SE, Registered Shares	4,532	1,082
Hannover Rueck SE (b)	6,150	1,045
		2,127
Health Care (1.1%):
Bayer AG, Registered Shares	12,604	862
Merck KGaA	7,744	1,617
		2,479
Industrials (0.8%):
Deutsche Post AG, Registered Shares	27,036	1,291
Siemens AG, Registered Shares	4,045	560
		1,851
Information Technology (0.6%):
Infineon Technologies AG	23,136	783
SAP SE	5,245	581
		1,364
Materials (0.5%):
Covestro AG (c)	20,311	1,022

Real Estate (0.3%):
LEG Immobilien SE	5,603	638
		12,056
Hong Kong (1.4%):
Consumer Discretionary (0.3%):
Chow Tai Fook Jewellery Group Ltd.	427,000	771

Information Technology (0.8%):
Lenovo Group Ltd.	1,562,000	1,692

Real Estate (0.3%):
CK Asset Holdings Ltd.	92,895	635
		3,098

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
India (3.5%):
Energy (0.7%):
Reliance Industries Ltd.	41,484	$1,435

Financials (0.8%):
Canara Bank (a)	380,681	1,136
ICICI Securities Ltd. (c)	70,599	577
		1,713
Health Care (0.4%):
Sun Pharmaceutical Industries Ltd.	78,212	942

Information Technology (0.7%):
Infosys Ltd.	64,259	1,609

Materials (0.5%):
UPL Ltd.	101,042	1,021

Utilities (0.4%):
Power Grid Corp. of India Ltd.	313,487	894
		7,614
Indonesia (0.3%):
Communication Services (0.3%):
PT Sarana Menara Nusantara Tbk	9,616,700	716

Ireland (1.3%):
Health Care (0.8%):
ICON PLC (a)	6,804	1,655

Industrials (0.5%):
DCC PLC	14,259	1,104
		2,759
Israel (0.4%):
Information Technology (0.4%):
Check Point Software Technologies Ltd. (a)	6,003	830

Italy (1.3%):
Industrials (0.3%):
Leonardo SpA (a)	75,301	748

Information Technology (0.3%):
Nexi SpA (a)(b)(c)	54,423	628

Utilities (0.7%):
Enel SpA	139,799	933
Iren SpA	231,813	614
		1,547
		2,923
Japan (15.1%):
Communication Services (0.6%):
Nippon Telegraph & Telephone Corp.	41,800	1,215

Consumer Discretionary (3.4%):
Open House Group Co. Ltd.	15,200	673
Sony Group Corp.	37,700	3,879
Toyota Motor Corp.	162,100	2,924
		7,476
Consumer Staples (1.3%):
Ajinomoto Co., Inc.	33,300	945
Asahi Group Holdings Ltd.	17,700	645
Seven & i Holdings Co. Ltd.	27,300	1,302
		2,892
Financials (1.6%):
Mizuho Financial Group, Inc.	72,310	923
ORIX Corp.	75,600	1,507
Sumitomo Mitsui Financial Group, Inc.	31,125	983
		3,413

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.7%):
Hoya Corp.	6,700	$763
Ono Pharmaceutical Co. Ltd.	27,200	682
		1,445
Industrials (4.0%):
AGC, Inc.	19,500	779
Fuji Electric Co. Ltd.	20,500	1,022
Hitachi Ltd.	23,600	1,181
ITOCHU Corp.	49,700	1,681
Komatsu Ltd.	34,500	829
Mitsui & Co. Ltd.	42,100	1,143
Nippon Express Holdings, Inc.	10,400	715
Nippon Yusen KK	14,500	1,269
		8,619
Information Technology (2.0%):
Fujitsu Ltd.	7,400	1,109
Murata Manufacturing Co. Ltd. (b)	12,100	797
NTT Data Corp. (b)	41,800	821
Tokyo Electron Ltd.	3,200	1,644
		4,371
Materials (0.9%):
Rengo Co. Ltd.	88,200	564
Shin-Etsu Chemical Co. Ltd.	6,300	957
Tosoh Corp.	35,500	525
		2,046
Real Estate (0.3%):
Daiwa House Industry Co. Ltd.	27,500	717

Utilities (0.3%):
Osaka Gas Co. Ltd.	42,100	722
		32,916
Korea, Republic Of (3.7%):
Communication Services (0.4%):
NAVER Corp.	2,962	823

Consumer Discretionary (0.7%):
Kia Corp.	13,050	791
LG Electronics, Inc.	8,081	795
		1,586
Financials (0.4%):
Hana Financial Group, Inc.	20,928	832

Industrials (0.5%):
Samsung Engineering Co. Ltd. (a)	46,804	1,005

Information Technology (1.7%):
LG Innotek Co. Ltd.	6,362	2,009
Samsung Electronics Co. Ltd.	30,653	1,754
		3,763
		8,009
Luxembourg (0.8%):
Energy (0.4%):
Tenaris SA (b)	61,521	924

Materials (0.4%):
ArcelorMittal SA	25,590	820
		1,744
Malaysia (0.9%):
Consumer Staples (0.3%):
Kuala Lumpur Kepong Bhd	107,500	645

Financials (0.6%):
RHB Bank Bhd	914,000	1,296
		1,941

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mexico (0.4%):
Consumer Staples (0.4%):
Arca Continental SAB de CV	112,742	$767

Netherlands (3.0%):
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	49,154	1,581

Financials (0.8%):
ING Groep NV	78,554	820
NN Group NV	17,768	900
		1,720
Health Care (0.3%):
QIAGEN NV (a)	15,684	770

Information Technology (1.2%):
ASM International NV	3,122	1,137
STMicroelectronics NV	32,984	1,433
		2,570
		6,641
Norway (0.5%):
Energy (0.5%):
Equinor ASA	30,480	1,139

Philippines (0.4%):
Communication Services (0.4%):
Converge Information and Communications Technology Solutions, Inc. (a)	1,446,000	840

Russian Federation (0.0%):(d)
Consumer Staples (0.0%):(d)
Magnit PJSC, GDR (e)(f)	36,370	—	(g)

Energy (0.0%):(d)
LUKOIL PJSC, ADR (e)(f)	8,489	3

Financials (0.0%):(d)
Sberbank of Russia PJSC (e)(f)	220,230	2
		5
Saudi Arabia (0.8%):
Energy (0.3%):
Aldrees Petroleum and Transport Services Co.	29,502	609

Financials (0.5%):
Alinma Bank	107,813	1,112
		1,721
Singapore (1.4%):
Consumer Staples (0.6%):
Wilmar International Ltd.	394,600	1,367

Financials (0.5%):
DBS Group Holdings Ltd.	43,800	1,148

Utilities (0.3%):
Sembcorp Industries Ltd.	329,800	646
		3,161
South Africa (0.7%):
Financials (0.4%):
Absa Group Ltd.	59,437	771

Materials (0.3%):
Impala Platinum Holdings Ltd. (b)	44,606	687
		1,458

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Spain (1.2%):
Financials (0.5%):
Banco Santander SA	310,235	$1,055

Health Care (0.3%):
Laboratorios Farmaceuticos Rovi SA	8,136	603

Utilities (0.4%):
Acciona SA	4,702	898
		2,556
Sweden (2.5%):
Consumer Staples (0.6%):
Swedish Match AB (a)	165,514	1,245

Financials (0.3%):
Skandinaviska Enskilda Banken AB, Class A	66,312	717

Health Care (0.3%):
Getinge AB, B Shares	17,712	706

Industrials (0.7%):
Sandvik AB	39,912	848
Volvo AB, Class B	37,036	692
		1,540
Materials (0.6%):
Boliden AB	26,287	1,327
		5,535
Switzerland (6.8%):
Consumer Discretionary (0.6%):
Cie Financiere Richemont SA, Registered Shares	10,548	1,337

Consumer Staples (1.6%):
Coca-Cola HBC AG	26,166	546
Nestle SA, Registered Shares (b)	22,790	2,963
		3,509
Financials (1.9%):
Julius Baer Group Ltd.	15,388	891
Swiss Life Holding AG	3,542	2,270
UBS Group AG	47,463	928
		4,089
Health Care (2.4%):
Novartis AG, Registered Shares	24,290	2,133
Roche Holding AG	7,997	3,164
		5,297
Materials (0.3%):
Holcim Ltd.	14,853	723
		14,955
Taiwan (3.8%):
Financials (0.9%):
Chailease Holding Co. Ltd.	92,281	809
Fubon Financial Holding Co. Ltd.	390,839	1,038
		1,847
Information Technology (2.9%):
MediaTek, Inc.	33,000	1,027
Realtek Semiconductor Corp.	101,000	1,501
Taiwan Semiconductor Manufacturing Co. Ltd.	187,000	3,837
		6,365
		8,212
Thailand (0.4%):
Health Care (0.4%):
Chularat Hospital PCL	8,227,700	954

United Arab Emirates (0.3%):
Real Estate (0.3%):
Emaar Development PJSC (a)	625,528	754

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United Kingdom (10.1%):
Communication Services (0.9%):
Vodafone Group PLC	831,601	$1,363
WPP PLC	46,586	610
		1,973
Consumer Discretionary (1.6%):
Barratt Developments PLC	83,188	566
JD Sports Fashion PLC (a)	476,712	918
Stellantis NV	126,988	2,056
		3,540
Consumer Staples (0.6%):
Tesco PLC	345,462	1,250

Energy (1.1%):
BP PLC	292,685	1,434
Harbour Energy PLC (a)	142,991	904
		2,338
Financials (1.8%):
3i Group PLC	94,348	1,706
Barclays PLC	355,627	689
Legal & General Group PLC	201,307	714
Standard Chartered PLC	133,669	887
		3,996
Health Care (0.6%):
AstraZeneca PLC	9,820	1,302

Industrials (1.5%):
Ashtead Group PLC	13,728	864
Bunzl PLC	19,874	771
Ferguson PLC	6,991	947
Royal Mail PLC	145,498	625
		3,207
Materials (1.2%):
Anglo American PLC	53,198	2,764

Real Estate (0.4%):
Safestore Holdings PLC	46,679	820

Utilities (0.4%):
Drax Group PLC	92,977	956
		22,146
Total Common Stocks (Cost $190,557)		212,470

Exchange-Traded Funds (1.3%)
United States (1.3%):
iShares Core MSCI EAFE ETF	31,654	2,201
iShares Core MSCI Emerging Markets ETF	13,395	744
		2,945
Total Exchange-Traded Funds (Cost $3,108)		2,945

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value
Collateral for Securities Loaned (2.0%)^
United States (2.0%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	84,365	$84
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	2,366,438	2,366
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	42,102	42
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	335,712	336
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	1,509,426	1,509
Total Collateral for Securities Loaned (Cost $4,337)		4,337

Total Investments (Cost $198,002) — 100.6%		219,752
Liabilities in excess of other assets — (0.6)%		(1,343)
NET ASSETS - 100.00%		$218,409

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $3,611 (thousands) and amounted to 1.7% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.0% of net assets.
(f)	This security is classified as Level 3 within the fair value hierarchy.
(g)	Rounds to less than $1 thousand.
(h)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (8.3%):
Communication Services (0.4%):
Nine Entertainment Co. Holdings Ltd.	6,160,465	$13,616

Consumer Discretionary (0.8%):
JB Hi-Fi Ltd.	410,348	16,582
Super Retail Group Ltd.	1,334,931	10,252
		26,834
Consumer Staples (0.7%):
Elders Ltd.	2,231,553	22,141

Energy (0.6%):
Beach Energy Ltd.	17,842,001	20,815

Financials (0.7%):
Bank of Queensland Ltd.	2,503,021	16,130
Pendal Group Ltd.	2,726,918	9,401
		25,531
Health Care (0.3%):
Healius Ltd.	3,622,284	11,809

Industrials (0.4%):
Seven Group Holdings Ltd. (a)	857,558	13,536

Information Technology (0.4%):
Technology One Ltd.	1,743,296	14,782

Materials (2.7%):
Allkem, Ltd. (b)	3,647,690	30,780
CSR Ltd.	2,614,786	11,950
Iluka Resources Ltd.	1,703,208	14,322
Incitec Pivot, Ltd.	5,474,746	15,493
OZ Minerals Ltd.	933,788	18,618
		91,163
Real Estate (1.3%):
Charter Hall Group	2,268,706	27,563
Shopping Centres Australasia Property Group	7,120,420	15,486
		43,049
		283,276
Canada (10.0%):
Consumer Discretionary (1.0%):
AutoCanada, Inc. (b)	79,042	2,291
BRP, Inc. (a)	385,641	31,579
		33,870
Energy (2.0%):
ARC Resources Ltd. (a)	2,465,826	33,022
Headwater Exploration, Inc. (b)	480,596	2,549
Parex Resources, Inc.	1,151,644	23,632
Vermilion Energy, Inc. (a)	487,615	10,240
		69,443
Financials (0.9%):
Canadian Western Bank (a)	638,138	18,552
CI Financial Corp.	820,094	13,030
		31,582
Health Care (0.2%):
Tilray, Inc., Class 2 (a)(b)	630,338	4,886

Industrials (1.6%):
ATS Automation Tooling Systems, Inc. (b)	648,645	23,403
Ballard Power Systems, Inc. (a)(b)	331,705	3,861
Finning International, Inc.	934,063	28,127
		55,391
Information Technology (0.9%):
Celestica, Inc. (b)	1,374,088	16,346
The Descartes Systems Group, Inc. (b)	200,297	14,667
		31,013

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (2.0%):
Aginco Eagle Mines Ltd.	1	$—	(c)
Canfor Corp. (a)(b)	537,814	11,083
Dundee Precious Metals, Inc.	1,898,911	11,333
Methanex Corp. (a)	274,641	14,978
Stella-Jones, Inc.	343,820	10,334
Yamana Gold, Inc.	3,572,589	19,949
		67,677
Real Estate (1.4%):
Boardwalk Real Estate Invest (a)	411,558	19,356
Tricon Residential, Inc. (a)	1,798,568	28,590
		47,946
		341,808
Denmark (0.6%):
Consumer Staples (0.3%):
Royal Unibrew A/S	107,073	10,005

Financials (0.3%):
Jyske Bank A/S, Registered Shares (b)	211,045	11,474
		21,479
Finland (1.1%):
Industrials (0.7%):
Valmet Oyj (a)	801,485	24,874

Information Technology (0.4%):
TietoEVRY Oyj	512,774	13,646
		38,520
France (8.1%):
Communication Services (0.3%):
Criteo SA, ADR (b)	372,865	10,157

Consumer Discretionary (0.7%):
Faurecia SE (a)	544,299	14,155
La Francaise des Jeux SAEM (d)	270,359	10,724
		24,879
Energy (0.6%):
Vallourec SA (b)	1,742,793	22,292

Health Care (0.3%):
Korian SA	447,649	10,361

Industrials (2.8%):
Eiffage SA	270,055	27,713
Elis SA (b)	1,004,974	14,806
Nexans SA	240,706	22,522
Rexel SA	1,001,638	21,380
SPIE SA	425,530	10,063
		96,484
Information Technology (1.7%):
Edenred	214,151	10,587
SOITEC (b)	131,239	24,615
Sopra Steria Group	121,575	22,517
		57,719
Materials (0.5%):
Arkema SA	131,671	15,738

Real Estate (1.2%):
Klepierre SA	1,005,396	26,764
Nexity SA	431,584	15,192
		41,956
		279,586
Germany (8.1%):
Communication Services (1.3%):
Freenet AG	595,080	15,923
ProSiebenSat.1 Media SE	1,191,598	15,176

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United Internet AG, Registered Shares	448,466	$15,388
		46,487
Consumer Discretionary (0.4%):
Hugo Boss AG (a)	213,799	12,333

Energy (0.3%):
VERBIO Vereinigte BioEnergie AG	132,540	10,194

Financials (1.0%):
Deutsche Pfandbriefbank AG (d)	1,537,032	18,660
DWS Group GmbH & Co. KGaA (d)	387,225	14,150
		32,810
Health Care (0.7%):
Dermapharm Holding SE	154,899	9,848
Gerresheimer AG (a)	201,096	14,687
		24,535
Industrials (1.7%):
GEA Group AG	379,934	15,570
Rheinmetall AG	190,480	40,256
Sixt Se (b)	27,728	3,736
		59,562
Information Technology (0.6%):
Bechtle AG	347,607	19,568

Materials (1.6%):
Aurubis AG	183,034	21,786
K+S AG, Registered Shares (b)	661,055	19,886
LANXESS AG (a)	276,711	12,145
		53,817
Real Estate (0.5%):
TAG Immobilien AG	791,344	17,916
		277,222
Gibraltar (0.2%):
Consumer Discretionary (0.2%):
888 Holdings PLC (a)	3,036,203	7,330

Hong Kong (1.7%):
Health Care (0.2%):
The United Laboratories International Holdings Ltd.	13,418,000	7,018

Industrials (0.9%):
LK Technology Holdings Ltd. (a)	9,207,500	13,736
Pacific Basin Shipping Ltd.	31,454,000	16,842
		30,578
Information Technology (0.3%):
ASM Pacific Technology Ltd.	1,117,300	11,249

Real Estate (0.3%):
Hysan Development Co. Ltd.	3,692,000	10,773
		59,618
Ireland (1.3%):
Consumer Discretionary (0.4%):
Dalata Hotel Group PLC (b)	2,879,200	12,618

Consumer Staples (0.3%):
Glanbia PLC	799,082	9,269

Financials (0.6%):
Bank of Ireland Group PLC (b)	3,479,182	22,121
		44,008
Israel (1.3%):
Communication Services (0.5%):
Perion Network Ltd. (b)	820,092	18,444

Health Care (0.5%):
Inmode Ltd. (b)	435,393	16,070

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.3%):
Radware Ltd. (b)	364,952	$11,668
		46,182
Italy (2.4%):
Consumer Discretionary (0.2%):
De' Longhi SpA	311,571	8,427

Financials (0.4%):
Banca Mediolanum SpA	1,607,579	13,659

Industrials (0.3%):
Interpump Group SpA	184,996	9,269

Information Technology (0.7%):
Reply SpA	150,227	24,678

Materials (0.4%):
Buzzi Unicem SpA	668,522	12,369

Utilities (0.4%):
Iren SpA	5,575,337	14,768
		83,170
Japan (18.7%):
Communication Services (1.2%):
Gungho Online Entertainment, Inc.	628,700	13,351
Internet Initiative Japan, Inc.	847,300	28,146
		41,497
Consumer Discretionary (3.0%):
ASKUL Corp.	772,200	10,138
Komeri Co. Ltd.	470,600	10,119
Open House Group Co. Ltd.	540,600	23,927
Resorttrust, Inc.	690,600	11,776
Saizeriya Co. Ltd.	503,100	11,050
Sumitomo Forestry Co. Ltd.	858,000	15,121
Tokyotokeiba Co. Ltd.	226,600	8,063
Toyo Tire Corp.	1,127,200	14,335
		104,529
Consumer Staples (0.9%):
Morinaga Milk Industry Co. Ltd.	229,400	9,815
Nippon Suisan Kaisha Ltd.	2,878,500	12,898
Valor Holdings Co. Ltd.	539,600	9,327
		32,040
Financials (0.7%):
North Pacific Bank Ltd. (a)	4,141,700	8,064
Zenkoku Hosho Co. Ltd. (a)	380,100	14,608
		22,672
Health Care (1.4%):
Eiken Chemical Co. Ltd.	845,200	11,928
Miraca Holdings, Inc.	633,700	15,053
Sawai Group Holdings Co. Ltd.	301,600	11,014
Suzuken Co. Ltd.	380,300	11,267
		49,262
Industrials (5.0%):
BayCurrent Consulting, Inc.	57,700	20,890
CKD Corp.	772,600	11,791
Daihen Corp.	318,200	10,960
Ebara Corp.	73,600	4,083
Fuji Corp.	800,200	14,435
FULLCAST Holdings Co. Ltd.	534,100	11,374
Infroneer Holdings, Inc.	1,321,500	11,280
Kanamoto Co. Ltd.	180,800	2,955
Kintetsu World Express, Inc. (a)	641,000	16,404
Kumagai Gumi Co. Ltd.	446,600	9,887
Outsourcing, Inc.	647,500	6,673
Sankyu, Inc.	287,200	9,363
Sanwa Holdings Corp.	1,103,600	11,171
Takeuchi Manufacturing Co. Ltd.	557,200	11,984

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TechnoPro Holdings, Inc.	388,700	$10,502
Ushio, Inc.	586,600	8,685
		172,437
Information Technology (3.6%):
Fuji Soft, Inc.	213,800	10,733
NEC Networks & System Integration Corp.	842,000	12,257
Nippon Electric Glass Co. Ltd.	858,000	18,981
Shinko Electric Industries Co. Ltd.	1,086,100	51,099
Taiyo Yuden Co. Ltd.	380,500	17,037
Tokyo Seimitsu Co. Ltd.	308,100	12,179
		122,286
Materials (1.3%):
Kaneka Corp.	394,200	11,388
Rengo Co. Ltd.	2,106,500	13,458
Tokyo Ohka Kogyo Co. Ltd.	165,500	9,883
Zeon Corp.	742,900	8,247
		42,976
Real Estate (1.2%):
Invincible Investment Corp.	28,881	9,970
Kenedix Office Investment Corp.	1,805	10,808
Nippon Accommodations Fund, Inc.	2,236	11,756
Starts Corp., Inc.	415,400	8,133
		40,667
Utilities (0.4%):
West Holdings Corp. (a)	328,200	12,854
		641,220
Korea, Republic Of (5.0%):
Communication Services (0.4%):
JYP Entertainment Corp.	255,192	12,805

Consumer Discretionary (0.3%):
Coway Co. Ltd.	165,778	9,345

Consumer Staples (0.3%):
Cosmax, Inc.	96,482	6,597
Maeil Dairies Co. Ltd.	86,415	4,829
		11,426
Health Care (1.0%):
Osstem Implant Co. Ltd. (e)(f)	312,365	18,390
PharmaResearch Co. Ltd.	230,425	17,326
		35,716
Industrials (0.8%):
KCC Corp.	34,787	9,711
Samsung Engineering Co. Ltd. (b)	902,258	19,367
		29,078
Information Technology (1.8%):
LEENO Industrial, Inc.	91,234	13,781
LG Innotek Co. Ltd.	59,701	18,852
LX Semicon Co. Ltd.	136,363	16,145
Partron Co. Ltd.	1,373,032	12,227
		61,005
Materials (0.4%):
LOTTE Fine Chemical Co. Ltd.	194,615	12,634
		172,009
Malta (0.3%):
Consumer Discretionary (0.3%):
Kindred Group PLC	924,279	10,089

Netherlands (3.3%):
Financials (1.1%):
ASR Nederland NV	501,449	23,407
Euronext NV (d)	153,767	13,968
		37,375

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (1.6%):
AerCap Holdings NV (a)(b)	210,092	$10,563
Fugro NV (b)	1,362,550	16,308
Signify NV (d)	562,516	26,163
		53,034
Information Technology (0.6%):
BE Semiconductor Industries NV	251,695	21,452
		111,861
Norway (0.3%):
Financials (0.3%):
Sparebanken Vest	984,024	11,492

Singapore (1.0%):
Real Estate (0.5%):
Frasers Logistics & Commercial Trust	15,937,700	17,098

Utilities (0.5%):
SembCorp Industries Ltd.	8,790,100	17,232
		34,330
Spain (3.9%):
Consumer Staples (0.3%):
Viscofan SA	158,470	9,397

Financials (0.6%):
Bankinter SA (a)	3,469,862	20,328

Health Care (0.7%):
Laboratorios Farmaceuticos Rovi SA	327,459	24,262

Industrials (0.7%):
Applus Services SA	1,241,920	10,254
Cia de Distribucion Integral Logista Holdings SA (a)	702,316	12,844
		23,098
Materials (0.4%):
Acerinox SA	1,423,433	15,589

Real Estate (0.5%):
Merlin Properties Socimi SA	1,507,848	17,626

Utilities (0.7%):
Acciona SA (a)	123,901	23,679
		133,979
Sweden (2.5%):
Consumer Discretionary (0.3%):
Dometic Group AB (a)(d)	1,131,424	9,741

Health Care (0.6%):
Arjo AB, Class B	1,159,778	9,824
Getinge AB, B Shares	257,469	10,262
		20,086
Industrials (0.7%):
Intrum AB	439,096	11,855
Trelleborg AB, Class B	577,273	13,372
		25,227
Real Estate (0.9%):
Cibus Nordic Real Estate AB	466,298	12,414
Wihlborgs Fastigheter AB	800,591	16,755
		29,169
		84,223
Switzerland (5.0%):
Consumer Discretionary (0.4%):
Forbo Holding AG, Registered Shares	7,312	12,458

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (1.7%):
Julius Baer Group Ltd.	323,044	$18,706
Swissquote Group Holding SA, Registered Shares	93,952	16,934
Vontobel Holding AG, Class R	286,561	24,102
		59,742
Health Care (1.0%):
Galenica AG (d)	250,893	19,318
Tecan Group AG, Class R	40,505	16,016
		35,334
Industrials (1.2%):
Adecco Group AG	244,043	11,072
Bucher Industries AG, Registered Shares	44,823	18,121
Sulzer AG, Registered Shares	142,643	11,850
		41,043
Real Estate (0.7%):
PSP Swiss Property AG, Registered Shares	167,545	22,008
		170,585
United Kingdom (13.8%):
Communication Services (1.0%):
Airtel Africa PLC (d)	5,822,970	10,628
Future PLC	665,580	22,612
		33,240
Consumer Discretionary (2.0%):
Inchcape PLC	1,407,105	12,310
Marks & Spencer Group PLC (b)	6,775,853	13,674
Pets at Home Group PLC	2,827,742	13,356
Redrow PLC	2,307,518	15,783
Vistry Group PLC	1,133,752	13,947
		69,070
Consumer Staples (0.8%):
Cranswick PLC	303,613	14,012
Tate & Lyle PLC	1,345,584	12,896
		26,908
Energy (0.4%):
Capricorn Energy PLC (a)(b)	5,257,599	15,178

Financials (1.6%):
IG Group Holdings PLC	1,371,957	14,733
Man Group PLC	3,976,279	12,132
OSB Group PLC	2,723,111	20,166
Virgin Money UK PLC	4,324,083	9,618
		56,649
Health Care (0.7%):
Abcam PLC (b)	595,876	10,768
CVS Group PLC	526,793	12,348
		23,116
Industrials (2.7%):
easyJet PLC (b)	2,451,141	17,779
Electrocomponents PLC	1,003,275	14,167
IMI PLC	1,115,650	19,859
Royal Mail PLC	3,296,061	14,159
Serco Group PLC	8,602,005	16,192
Travis Perkins PLC	668,728	10,782
		92,938
Information Technology (1.5%):
Computacenter PLC	712,563	27,391
Micro Focus International PLC	2,300,233	12,151
Spirent Communications PLC	3,900,067	12,146
		51,688
Materials (0.5%):
Endeavour Mining PLC (a)	709,449	17,600

Real Estate (1.9%):
LondonMetric Property PLC	3,893,036	14,079
Safestore Holdings PLC	1,530,350	26,867
Savills PLC	787,240	11,445

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tritax Big Box REIT PLC	3,800,874	$12,033
		64,424
Utilities (0.7%):
Atlantica Sustainable Infrastructure PLC	338,188	11,860
Drax Group PLC	1,100,507	11,315
		23,175
		473,986
United States (0.7%):
Consumer Discretionary (0.4%):
International Game Technology PLC (a)	516,697	12,752
Nexteer Automotive Group Ltd.	3,451,000	2,176
		14,928
Industrials (0.3%):
Reliance Worldwide Corp. Ltd.	2,946,681	9,301
		24,229
Total Common Stocks (Cost $3,093,287)		3,350,202

Exchange-Traded Funds (0.9%)
United States (0.9%):
Vanguard FTSE Developed Markets ETF (a)	631,680	30,339

Total Exchange-Traded Funds (Cost $28,393)		30,339

Collateral for Securities Loaned (7.8%)^
United States (7.8%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	5,229,715	5,230
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	146,693,006	146,693
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	2,609,886	2,610
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	20,810,422	20,810
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	93,567,718	93,568
Total Collateral for Securities Loaned (Cost $268,911)		268,911
Total Investments (Cost $3,390,591) — 106.3%		3,649,452
Liabilities in excess of other assets — (6.3)%		(217,356)
NET ASSETS - 100.00%		$3,432,096

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rounds to less than $1 thousand.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $123,352 (thousands) and amounted to 3.6% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.5% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(g)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.6%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100 (a)	$298	$294
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 10/16/24 @ 100 (a)	245	233
Home Equity Asset Trust, Series 2005-2, Class M5, 1.55% (LIBOR01M+110bps), 7/25/35, Callable 4/25/22 @ 100 (b)	163	163
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 3/25/25 @ 100 (c)	184	181
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (a)	283	270
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(c)	674	646
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(c)	231	227
Westlake Automobile Receivables, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 2/15/25 @ 100 (a)(c)	310	306
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (a)(c)	332	322
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (a)(c)	337	321
Total Asset-Backed Securities (Cost $3,053)		2,963

Collateralized Mortgage Obligations (6.8%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100 (a)	290	270
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 11/10/25 @ 100	158	158
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58	163	161
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 (a)	244	238
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 9/10/25 @ 100	143	144
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 7/15/25 @ 100 (a)	158	159
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100 (a)	257	246
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 (a)	186	188
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 4/15/25 @ 100 (a)	212	212
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 7/15/25 @ 100 (a)	160	161
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48 (a)	158	160
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 10/15/26 @ 100	137	137
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 (a)	162	161
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 2/10/26 @ 100 (a)	162	159
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100 (a)	376	366
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 3/15/25 @ 100 (a)	195	193
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 (a)	161	162
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 12/15/26 @ 100 (a)	158	160
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 7/15/25 @ 100 (a)	181	182
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 (a)	163	165
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 4/15/25 @ 100 (a)	193	194
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 9/15/26 @ 100	149	146
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	270	270
Total Collateralized Mortgage Obligations (Cost $4,550)		4,392

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Preferred Stocks (4.5%)
Financials (1.9%):
AMG Capital Trust II, 5.15%, 10/15/37 (a)	5,245	$291
Bank of America Corp., Series L, 7.25% (a)(d)	280	367
KKR & Co., Inc., Series C, 6.00%, 9/15/23 (a)	2,570	191
Wells Fargo & Co., Series L, 7.50% (a)(d)	245	325
		1,174
Health Care (0.1%):
Danaher Corp., Series B, 5.00%, 4/15/23	39	62

Industrials (0.4%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22 (a)	3,047	268

Utilities (2.1%):
American Electric Power Co., Inc., 6.13%, 8/15/23 (e)	1,615	90
CenterPoint Energy, Inc., 4.57%, 9/15/29	1,045	53
Dominion Energy, Inc., Series A, 7.25%, 6/1/22 (a)	3,000	305
DTE Energy Co., 6.25%, 11/1/22 (a)	4,475	239
NextEra Energy, Inc., 5.28%, 3/1/23 (a)	7,295	380
NiSource, Inc., 7.75%, 3/1/24	210	25
The Southern Co., Series 2019, 6.75%, 8/1/22 (a)	5,037	275
		1,367
Total Preferred Stocks (Cost $2,914)		2,871

Corporate Bonds (47.3%)
Communication Services (2.0%):
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	$129	135
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	312	356
CenturyLink, Inc., 6.75%, 12/1/23	115	120
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100 (a)	150	141
2.80%, 1/15/51, Callable 7/15/50 @ 100	128	108
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)(c)	143	134
Verizon Communications, Inc.
3.38%, 2/15/25 (a)	116	117
3.55%, 3/22/51, Callable 9/22/50 @ 100 (a)	205	193
		1,304
Consumer Discretionary (7.1%):
Booking Holdings, Inc., 0.75%, 5/1/25 (a)(e)	305	446
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 (a)	670	661
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	111

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Expedia Group, Inc., 3.60%, 12/15/23, Callable 11/15/23 @ 100 (a)	$201	$202
Expedia Group, Inc., Zero Coupon , 2/15/26 (a)(e)	300	361
Ford Motor Co., Zero Coupon , 3/15/26	95	113
General Motors Co., 4.88%, 10/2/23 (a)	229	236
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100 (a)	212	223
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100 (a)	326	330
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	63	66
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)(c)	201	184
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (a)	198	207
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	268	269
3.00%, 5/15/30, Callable 11/15/29 @ 100 (a)	267	250
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (a)	240	253
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100 (a)	160	160
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100 (a)(e)	188	177
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100 (a)	185	169
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100 (a)	171	156
		4,574
Consumer Staples (1.9%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 5/13/22 @ 100 (a)(c)	368	354
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	105	109
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 (a)	167	165
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	139	127
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 (a)	105	113
Reynolds American, Inc., 6.15%, 9/15/43 (a)	175	185
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	157
		1,210
Energy (4.0%):
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	234	237
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)(c)	267	250
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100 (a)	135	166
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	84	85
HollyFrontier Corp., 2.63%, 10/1/23 (a)	265	263
Marathon Oil Corp., 6.60%, 10/1/37 (a)	255	311
Pioneer Natural Resources Co.
0.25%, 5/15/25 (a)	270	642
1.90%, 8/15/30, Callable 5/15/30 @ 100 (a)	251	222
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	245	245

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP, 4.80%, 2/1/30, Callable 11/1/29 @ 100 (a)	$188	$188
		2,609
Financials (12.1%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	35	40
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100 (a)	130	131
Ares Capital Corp., 4.63%, 3/1/24 (a)	345	388
Bank of America Corp.
4.20%, 8/26/24 (a)	160	164
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN (a)	205	204
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)(b)	340	310
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	224	225
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)(b)	395	338
Cincinnati Financial Corp., 6.13%, 11/1/34 (a)	230	283
Citigroup, Inc.
3.88%, 3/26/25	108	109
4.60%, 3/9/26 (a)	232	241
4.45%, 9/29/27 (a)	108	111
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	130	129
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	584	592
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100 (a)	290	289
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	112
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 (a)	250	224
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (a)	425	422
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (a)(b)	376	343
5.60%, 7/15/41	87	106
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)(c)	265	290
Morgan Stanley
4.88%, 11/1/22 (a)	303	308
3.13%, 7/27/26, MTN (a)	545	540
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	104	97
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100 (a)	228	205
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	90	110
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100 (a)	373	359
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	275	278
Wells Fargo & Co.
4.30%, 7/22/27, MTN (a)	410	426
4.90%, 11/17/45 (a)	155	172

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	$250	$241
		7,787
Health Care (5.7%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	285	282
4.45%, 5/14/46, Callable 11/14/45 @ 100 (a)	142	151
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100 (a)	148	146
2.75%, 10/15/42 (a)	68	474
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100 (a)(c)	390	357
3.50%, 8/15/46, Callable 2/15/46 @ 100	109	100
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13 (a)	168	169
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 (a)	193	197
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (a)(c)	260	243
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	135	136
Illumina, Inc., Zero Coupon , 8/15/23 (a)(e)	280	308
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100 (a)	262	265
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	117
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (a)(c)	394	361
2.65%, 10/15/30, Callable 7/15/30 @ 100 (c)	102	93
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100	95	86
4.00%, 6/22/50, Callable 12/22/49 @ 100 (a)	190	160
		3,645
Industrials (4.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	107	94
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN (a)	282	269
0.80%, 8/18/24, Callable 7/18/24 @ 100 (a)	146	137
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100 (a)	195	182
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	275	278
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (a)	420	429
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 (e)	82	76
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100	239	222
2.90%, 8/25/51, Callable 2/25/51 @ 100	125	108
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100 (a)	140	131
Rockwell Automation, Inc., 6.25%, 12/1/37 (a)	155	191

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (c)	$130	$120
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 (a)	115	122
Southwest Airlines Co., 1.25%, 5/1/25 (a)	300	408
		2,767
Information Technology (4.8%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (a)	130	172
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100 (a)	117	138
Block, Inc., 0.25%, 11/1/27	55	50
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 (a)	315	336
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	342	351
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)(e)	315	355
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (a)	394	428
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (c)	87	82
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100 (a)	150	151
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100 (a)	160	178
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	223
Vishay Intertechnology, Inc., 2.25%, 6/15/25	105	106
Western Digital Corp.
1.50%, 2/1/24 (a)	430	415
2.85%, 2/1/29, Callable 12/1/28 @ 100	147	135
		3,120
Materials (0.6%):
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	104	96
Southern Copper Corp., 5.25%, 11/8/42 (a)	95	108
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25 (a)	188	176
		380
Real Estate (3.2%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	131	115
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (a)	630	633
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (c)	108	106
Kite Realty Group LP, 0.75%, 4/1/27 (a)(c)	185	194
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 (a)	339	341
Physicians Realty LP
3.95%, 1/15/28, Callable 10/15/27 @ 100 (a)	138	140
2.63%, 11/1/31, Callable 8/1/31 @ 100	128	115
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	114	123
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100 (a)	145	148

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100 (a)	$184	$167
		2,082
Utilities (1.6%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	225	196
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	250	313
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100 (a)	190	216
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	159	162
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	174	149
		1,036
Total Corporate Bonds (Cost $30,989)		30,514

Residential Mortgage-Backed Securities (0.1%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.78% (LIBOR01M+132bps), 10/25/32, Callable 4/25/22 @ 100 (b)	79	80
Total Residential Mortgage-Backed Securities (Cost $78)		80

Yankee Dollars (8.7%)
Communication Services (0.3%):
Vodafone Group PLC, 5.25%, 5/30/48 (a)	193	217

Consumer Staples (3.2%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (c)	638	653
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(c)	670	673
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(c)	574	575
2.25%, 10/16/24, Callable 9/16/24 @ 100 (a)(c)	200	195
		2,096
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	141
Ecopetrol SA, 5.88%, 9/18/23 (a)	325	333
Statoil ASA, 3.95%, 5/15/43	100	103
		577
Financials (2.1%):
Barclays Bank PLC, Zero Coupon
2/4/25 (a)	110	176
2/18/25	65	72
HSBC Holdings PLC, 2.87%, 11/22/32, Callable 11/22/31 @ 100 (a)	340	310

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (c)	$155	$177
4.20%, 5/13/50, Callable 11/13/49 @ 100 (c)	110	107
NXP BV/NXP Funding LLC, 4.63%, 6/1/23, Callable 5/1/23 @ 100 (a)(c)	300	305
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100 (a)	195	178
		1,325
Industrials (1.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 7/15/25, Callable 6/15/25 @ 100 (a)	150	159
1.75%, 1/30/26, Callable 12/30/25 @ 100	150	138
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100 (a)	85	80
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	92	82
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (c)	200	190
		649
Materials (1.1%):
Anglo American Capital PLC
2.88%, 3/17/31, Callable 12/17/30 @ 100 (a)(c)(e)	300	275
3.95%, 9/10/50, Callable 3/10/50 @ 100 (c)(e)	200	189
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40 (a)	75	90
Vale Overseas Ltd., 6.25%, 8/10/26 (a)	143	157
		711
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33	50	61
Total Yankee Dollars (Cost $5,755)		5,636

U.S. Government Mortgage-Backed Agencies (23.6%)
Federal Home Loan Bank
1.10%, 4/29/26 (a)	680	638
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25 (a)	6	6
7.50%, 8/1/29 (a)	8	9
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (a)	411	400
5.00%, 7/1/39 (a)	452	488
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (a)	163	165
Series 4444, Class CH, 3.00%, 1/15/41 (a)	100	100
4.50%, 7/1/44 - 12/1/45 (a)	669	711
2.00%, 3/1/51 (a)	582	541
Federal National Mortgage Association

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
3.50%, 2/1/32	$112	$114
Series 2005-19, Class PB, 5.50%, 3/25/35 (a)	253	271
6.00%, 2/1/37 (a)	72	80
3.50%, 8/1/39 - 12/25/50 (a)	1,224	1,240
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	315	323
3.00%, 6/1/40 - 5/1/48 (a)	1,914	1,901
Series 2013-81, Class KA, 2.75%, 9/25/42 (a)	178	178
4.00%, 11/1/43 - 10/1/48 (a)	690	714
4.00%, 3/1/47 - 6/1/49	90	92
Series 2017-96, Class DA, 2.50%, 12/25/47 - 7/1/51 (a)	2,117	2,028
4.50%, 5/1/50	32	33
2.00%, 3/1/51 (a)	985	915
2.00%, 4/25/52 (f)	1,400	1,299
2.50%, 4/25/52 (f)	2,000	1,908
3.00%, 4/25/52 (f)	500	489
3.50%, 5/25/52 (f)	600	599
		15,242
Total U.S. Government Mortgage-Backed Agencies (Cost $15,663)		15,242

U.S. Treasury Obligations (8.2%)
U.S. Treasury Bonds, 1.25%, 5/15/50 (a)	3,000	2,239
U.S. Treasury Notes
0.13%, 2/15/24	152	146
0.25%, 3/15/24 (a)	800	769
0.75%, 4/30/26 (a)	542	505
1.25%, 5/31/28 (a)	419	390
1.63%, 5/15/31 (a)	1,304	1,228
Total U.S. Treasury Obligations (Cost $5,565)		5,277

Collateral for Securities Loaned (3.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	44,452	44
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	1,246,885	1,248
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	22,184	22
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	176,888	177
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	795,322	795
Total Collateral for Securities Loaned (Cost $2,286)		2,286

Total Investments (Cost $70,853) — 107.3%		69,261
Liabilities in excess of other assets — (7.3)%		(4,737)
NET ASSETS - 100.00%		$64,524

^	Purchased with cash collateral from securities on loan.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2022
(Unaudited)

(a)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $8,110 (thousands) and amounted to 12.6% of net assets.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note Futures	17	6/30/22	$3,652,655	$3,602,671	$(49,984)
5-Year U.S. Treasury Note Futures	15	6/30/22	1,751,536	1,720,312	(31,224)
Mexican Peso Currency Futures	29	6/13/22	677,151	721,085	43,934
Ultra Long Term U.S. Treasury Bond Futures	10	6/21/22	1,842,535	1,771,250	(71,285)
					$(108,559)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	25	6/21/22	$3,173,634	$3,071,875	$101,759
Canadian Dollar Futures	13	6/14/22	1,013,610	1,041,170	(27,560)
Japanese Yen Futures	12	6/13/22	1,305,000	1,235,625	69,375
Micro E-Mini S&P 500 Futures	85	6/20/22	1,788,529	1,925,568	(137,039)
					$6,535

	Total unrealized appreciation				$215,068
	Total unrealized depreciation				(317,092)
	Total net unrealized appreciation (depreciation)				$(102,024)

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Australia (7.4%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd.	144,570	$3,922,871

Financials (1.3%):
Macquarie Group Ltd.	33,378	5,046,543

Health Care (1.7%):
CSL Ltd.	34,913	6,968,255

Materials (2.3%):
BHP Group Ltd.	236,453	9,112,230

Real Estate (1.1%):
Scentre Group	1,895,035	4,307,508
		29,357,407
Belgium (0.8%):
Information Technology (0.8%):
Melexis NV	36,426	3,353,003

China (1.0%):
Communication Services (0.7%):
Tencent Holdings Ltd.	58,500	2,696,622

Consumer Discretionary (0.0%):(a)
JD.com, Inc., Class A (b)	2,714	77,121

Financials (0.3%):
China Merchants Bank Co. Ltd., Class H	158,500	1,233,879
		4,007,622
Denmark (1.5%):
Consumer Discretionary (0.6%):
Pandora A/S (c)	24,364	2,321,435

Consumer Staples (0.9%):
Royal Unibrew A/S	38,052	3,555,668
		5,877,103
France (8.6%):
Consumer Discretionary (4.0%):
La Francaise des Jeux SAEM (d)	113,031	4,483,616
LVMH Moet Hennessy Louis Vuitton SE	15,928	11,367,821
		15,851,437
Energy (0.7%):
Gaztransport Et Technigaz SA	24,993	2,792,088

Industrials (0.8%):
Safran SA	27,575	3,246,107

Information Technology (1.5%):
Capgemini SE	25,919	5,750,711

Materials (1.6%):
Arkema SA	51,834	6,195,384
		33,835,727
Germany (7.3%):
Consumer Discretionary (0.8%):
Volkswagen AG, Preference Shares	19,352	3,325,207

Financials (2.0%):
Allianz SE, Registered Shares	33,638	8,031,917

Industrials (2.4%):
Siemens AG, Registered Shares	66,917	9,264,536

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (2.1%):
SAP SE	74,465	$8,251,675
		28,873,335
Hong Kong (3.2%):
Financials (1.4%):
AIA Group Ltd.	523,000	5,461,316

Real Estate (1.8%):
CK Asset Holdings Ltd.	1,036,500	7,085,195
		12,546,511
Italy (3.4%):
Health Care (1.0%):
Recordati Industria Chimica e Farmaceutica SpA	83,787	4,200,446

Utilities (2.4%):
Enel SpA	698,733	4,664,623
Snam SpA	811,768	4,680,454
		9,345,077
		13,545,523
Japan (21.6%):
Communication Services (1.8%):
Capcom Co. Ltd.	160,400	3,889,429
Kakaku.com, Inc.	150,800	3,368,334
		7,257,763
Consumer Discretionary (4.2%):
Toyota Motor Corp.	687,100	12,395,950
ZOZO, Inc.	157,800	4,214,788
		16,610,738
Consumer Staples (1.1%):
Toyo Suisan Kaisha Ltd.	117,300	4,197,936

Financials (2.8%):
Mitsubishi UFJ Financial Group, Inc.	1,273,000	7,869,884
Tokio Marine Holdings, Inc.	58,200	3,387,404
		11,257,288
Health Care (2.7%):
Hoya Corp.	55,100	6,280,111
Shionogi & Co. Ltd.	71,800	4,412,358
		10,692,469
Industrials (4.5%):
en Japan, Inc.	74,000	1,774,572
Fuji Electric Co. Ltd.	129,300	6,445,478
Nippon Yusen KK (c)	42,300	3,700,777
OKUMA Corp.	51,900	2,149,634
Sanwa Holdings Corp.	353,100	3,574,221
		17,644,682
Information Technology (3.3%):
Fujitsu Ltd.	38,600	5,784,223
Oracle Corp.	51,400	3,562,453
Ulvac, Inc.	76,000	3,865,882
		13,212,558
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	81,200	2,247,607

Utilities (0.6%):
Chubu Electric Power Co., Inc.	221,900	2,297,006
		85,418,047

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Netherlands (5.2%):
Communication Services (1.6%):
Koninklijke KPN NV	1,878,473	$6,517,366

Financials (1.1%):
ING Groep NV	408,608	4,265,659

Industrials (1.4%):
Wolters Kluwer NV	51,288	5,466,874

Information Technology (1.1%):
ASM International NV	11,696	4,258,295
		20,508,194
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	136,293	2,286,194

Norway (2.1%):
Energy (0.9%):
Aker BP ASA (c)	94,075	3,510,504

Financials (1.2%):
SpareBank 1 SMN	292,646	4,676,970
		8,187,474
Russian Federation (0.0%):(a)
Materials (0.0%):
Raspadskaya OJSC (e)(f)	99,909	16,251

Spain (1.6%):
Financials (1.6%):
Banco Bilbao Vizcaya Argentaria SA	1,115,610	6,369,174

Sweden (2.7%):
Industrials (2.7%):
Atlas Copco AB, Class B	149,705	6,792,304
Nibe Industrier AB, Class B (b)	335,219	3,717,533
		10,509,837
Switzerland (13.8%):
Consumer Staples (4.8%):
Coca-Cola HBC AG	83,010	1,730,927
Nestle SA, Registered Shares	132,929	17,286,057
		19,016,984
Financials (2.2%):
Partners Group Holding AG	2,304	2,853,282
UBS Group AG	298,633	5,836,627
		8,689,909
Health Care (5.9%):
Novartis AG, Registered Shares	98,025	8,607,164
Roche Holding AG	37,894	14,995,645
		23,602,809
Industrials (0.9%):
Adecco Group AG	76,824	3,485,422
		54,795,124
United Kingdom (16.9%):
Communication Services (0.6%):
ITV PLC (b)	2,348,090	2,512,515

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.8%):
Next PLC	38,636	$3,038,178

Consumer Staples (3.2%):
Diageo PLC	155,346	7,878,388
Imperial Brands PLC	228,431	4,810,942
		12,689,330
Energy (3.9%):
BP PLC	1,282,436	6,285,817
Shell PLC	340,490	9,330,651
		15,616,468
Financials (3.3%):
Barclays PLC	1,773,615	3,437,469
HSBC Holdings PLC	681,749	4,655,862
Intermediate Capital Group PLC	82,081	1,905,325
Legal & General Group PLC	833,501	2,954,535
		12,953,191
Health Care (0.6%):
CVS Group PLC	97,167	2,277,562

Industrials (1.2%):
Ashtead Group PLC	76,882	4,839,926

Materials (3.3%):
Croda International PLC	47,292	4,864,101
Rio Tinto PLC	101,734	8,131,765
		12,995,866
		66,923,036
Total Common Stocks (Cost $352,623,818)		386,409,562

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF	5,498	404,653
Total Exchange-Traded Funds (Cost $419,552)		404,653

Collateral for Securities Loaned (2.2%)^
United States (2.2%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	166,762	166,762
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	4,677,644	4,677,644
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	83,222	83,222
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	663,588	663,588
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	2,983,622	2,983,622
Total Collateral for Securities Loaned (Cost $8,574,838)		8,574,838

Total Investments (Cost $361,618,208) — 100.0%		395,389,053
Other assets in excess of liabilities — 0.0%		90,343
NET ASSETS - 100.00%		$395,479,396

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $4,483,616 and amounted to 1.1% of net assets.

(e)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Australia (2.2%):
Consumer Discretionary (0.7%):
Aristocrat Leisure Ltd.	96,070	$2,606,836

Financials (0.7%):
Macquarie Group Ltd.	17,595	2,660,253

Health Care (0.8%):
CSL Ltd.	15,543	3,102,213
		8,369,302
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV	18,543	1,706,878

Bermuda (0.7%):
Industrials (0.7%):
Triton International Ltd.	37,802	2,652,944

Canada (5.4%):
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc.	104,048	4,687,987

Energy (0.6%):
Parex Resources, Inc.	119,340	2,448,857

Industrials (1.0%):
Canadian Pacific Railway Ltd.	47,422	3,914,402

Information Technology (1.4%):
Constellation Software, Inc.	3,029	5,178,378

Materials (1.2%):
Aginco Eagle Mines Ltd.	72,740	4,451,688
		20,681,312
China (2.7%):
Communication Services (1.4%):
Tencent Holdings Ltd.	115,400	5,319,491

Consumer Discretionary (0.0%):(a)
JD.com, Inc., Class A (b)	2,790	79,280

Consumer Staples (0.4%):
Foshan Haitian Flavouring & Food Co. Ltd., Class A	104,072	1,429,401

Financials (0.9%):
Industrial & Commercial Bank of China Ltd., Class H	5,828,000	3,573,006
		10,401,178
Denmark (0.9%):
Consumer Discretionary (0.4%):
Pandora A/S (c)	15,961	1,520,786

Consumer Staples (0.5%):
Royal Unibrew A/S	20,452	1,911,083
		3,431,869
France (2.5%):
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (d)	54,117	2,146,666

Energy (0.7%):
Gaztransport Et Technigaz SA	22,665	2,532,016

Industrials (0.7%):
Safran SA	23,152	2,725,435

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Arkema SA	19,130	$2,286,486
		9,690,603
Germany (0.5%):
Consumer Discretionary (0.5%):
Volkswagen AG, Preference Shares	12,183	2,093,375

Indonesia (1.2%):
Communication Services (1.2%):
Telkom Indonesia Persero Tbk PT	14,022,200	4,461,958

Ireland (1.2%):
Industrials (1.2%):
Eaton Corp. PLC	30,357	4,606,978

Italy (1.5%):
Health Care (0.6%):
Recordati Industria Chimica e Farmaceutica SpA	47,030	2,357,729

Utilities (0.9%):
Enel SpA	274,732	1,834,064
Snam SpA	312,338	1,800,864
		3,634,928
		5,992,657
Japan (5.4%):
Communication Services (1.2%):
Capcom Co. Ltd.	103,900	2,519,399
Kakaku.com, Inc.	91,700	2,048,251
		4,567,650
Consumer Discretionary (0.6%):
ZOZO, Inc.	85,500	2,283,678

Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd.	53,400	1,911,081

Financials (1.0%):
Mitsubishi UFJ Financial Group, Inc.	653,100	4,037,566

Health Care (0.5%):
Hoya Corp.	17,500	1,994,591

Industrials (1.0%):
Fuji Electric Co. Ltd.	26,600	1,325,984
Nippon Yusen KK (c)	26,800	2,344,700
		3,670,684
Information Technology (0.6%):
Ulvac, Inc.	43,200	2,197,448
		20,662,698
Korea, Republic Of (1.2%):
Information Technology (1.2%):
Samsung Electronics Co. Ltd.	82,097	4,698,417

Netherlands (0.6%):
Information Technology (0.6%):
ASM International NV	6,103	2,221,988

New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	78,807	1,321,918

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Norway (1.1%):
Energy (0.6%):
Aker BP ASA (c)	65,517	$2,444,833

Financials (0.5%):
SpareBank 1 SMN	120,303	1,922,642
		4,367,475
Russian Federation (0.0%):(a)
Materials (0.0%):
Raspadskaya OJSC (e)(f)	77,762	12,649

Singapore (0.5%):
Financials (0.5%):
Singapore Exchange Ltd.	262,100	1,921,283

South Africa (0.8%):
Consumer Discretionary (0.8%):
Mr Price Group Ltd.	199,823	2,951,879

Spain (0.8%):
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	533,685	3,046,882

Sweden (1.4%):
Industrials (1.4%):
Atlas Copco AB, Class B	68,960	3,128,802
Nibe Industrier AB, Class B (b)	190,215	2,109,458
		5,238,260
Switzerland (2.7%):
Financials (0.4%):
Partners Group Holding AG	1,372	1,699,090

Health Care (1.8%):
Roche Holding AG	17,906	7,085,872

Industrials (0.5%):
Adecco Group AG	39,548	1,794,250
		10,579,212
Taiwan (2.3%):
Financials (1.4%):
Cathay Financial Holding Co. Ltd.	2,455,000	5,481,145

Information Technology (0.9%):
Lite-On Technology Corp.	1,439,000	3,400,805
		8,881,950
United Kingdom (4.6%):
Communication Services (0.3%):
ITV PLC (b)	916,385	980,555

Consumer Discretionary (0.3%):
Next PLC	16,180	1,272,330

Consumer Staples (0.6%):
Imperial Brands PLC	104,596	2,202,876

Financials (1.3%):
Barclays PLC	922,278	1,787,480
HSBC Holdings PLC	285,342	1,948,684
Intermediate Capital Group PLC	52,105	1,209,500
		4,945,664

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
Ashtead Group PLC	31,694	$1,995,221

Materials (1.6%):
Croda International PLC	19,098	1,964,278
Rio Tinto PLC	53,220	4,253,961
		6,218,239
		17,614,885
United States (56.2%):
Communication Services (4.0%):
Alphabet, Inc., Class C (b)	3,674	10,261,445
Meta Platforms, Inc., Class A (b)	22,788	5,067,140
		15,328,585
Consumer Discretionary (8.0%):
Amazon.com, Inc. (b)	2,523	8,224,854
McDonald's Corp.	31,364	7,755,690
PulteGroup, Inc.	97,662	4,092,038
Ross Stores, Inc.	58,185	5,263,415
Tesla, Inc. (b)	4,971	5,356,749
		30,692,746
Consumer Staples (4.2%):
Colgate-Palmolive Co.	68,909	5,225,370
PepsiCo, Inc.	38,417	6,430,237
The Estee Lauder Cos., Inc.	17,248	4,696,975
		16,352,582
Energy (2.2%):
Cactus, Inc., Class A	67,147	3,809,921
ConocoPhillips	48,699	4,869,900
		8,679,821
Financials (7.2%):
Bank of America Corp.	146,006	6,018,367
JPMorgan Chase & Co.	38,486	5,246,412
LPL Financial Holdings, Inc.	21,074	3,849,798
S&P Global, Inc.	12,066	4,949,232
Synchrony Financial	76,874	2,675,984
The PNC Financial Services Group, Inc.	15,930	2,938,289
Unum Group	61,473	1,937,014
		27,615,096
Health Care (7.7%):
Amedisys, Inc. (b)	15,565	2,681,694
Amgen, Inc.	20,438	4,942,317
CVS Health Corp.	50,241	5,084,891
Eli Lilly & Co.	18,610	5,329,346
IDEXX Laboratories, Inc. (b)	6,119	3,347,460
Johnson & Johnson	45,681	8,096,044
		29,481,752
Industrials (1.2%):
Honeywell International, Inc.	23,923	4,654,937

Information Technology (18.5%):
Apple, Inc.	121,763	21,261,037
Cisco Systems, Inc.	102,518	5,716,404
Fortinet, Inc. (b)	14,440	4,934,726
Mastercard, Inc., Class A	18,619	6,654,058
Microsoft Corp.	61,994	19,113,370
NVIDIA Corp.	29,023	7,919,216
Texas Instruments, Inc.	30,202	5,541,463
		71,140,274

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.4%):
Alcoa Corp.	19,257	$1,733,708

Real Estate (1.9%):
Prologis, Inc.	44,824	7,238,180

Utilities (0.9%):
MGE Energy, Inc.	43,261	3,451,795
		216,369,476
Total Common Stocks (Cost $307,627,066)		373,978,026

Exchange-Traded Funds (1.4%)
United States (1.4%):
iShares MSCI ACWI ETF	53,763	5,364,472
Total Exchange-Traded Funds (Cost $5,414,912)		5,364,472

Collateral for Securities Loaned (1.3%)^
United States (1.3%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	97,753	97,753
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	2,741,961	2,741,961
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	48,784	48,784
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	388,985	388,985
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	1,748,952	1,748,952
Total Collateral for Securities Loaned (Cost $5,026,435)		5,026,435

Total Investments (Cost $318,068,413) — 99.8%		384,368,933
Other assets in excess of liabilities — 0.2%		798,338
NET ASSETS - 100.00%		$385,167,271

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $2,146,666 and amounted to 0.6% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Brazil (7.0%):
Consumer Discretionary (1.3%):
Vibra Energia SA	1,322,105	$6,493,459

Consumer Staples (1.8%):
Sao Martinho SA	353,200	3,291,379
Sendas Distribuidora SA	877,209	3,001,856
SLC Agricola SA	237,860	2,488,378
		8,781,613
Financials (1.1%):
Itau Unibanco Holding SA, ADR	941,237	5,374,463

Health Care (0.7%):
Hypera SA	382,800	3,112,869

Industrials (1.0%):
Randon SA Implementos e Participacoes, Preference Shares	1,045,800	2,346,311
SIMPAR SA	984,064	2,426,929
		4,773,240
Materials (1.1%):
Dexco SA	733,480	2,261,935
Gerdau SA, Preference Shares	461,200	2,985,016
		5,246,951
		33,782,595
Canada (0.9%):
Energy (0.9%):
Parex Resources, Inc.	218,258	4,478,654

Chile (0.0%):(a)
Financials (0.0%):
Banco de Credito e Inversiones SA (b)	1	36

China (26.0%):
Communication Services (5.4%):
Baidu, Inc., ADR (b)	27,212	3,600,148
NetEase, Inc., ADR	64,371	5,773,435
Tencent Holdings Ltd.	367,315	16,931,792
		26,305,375
Consumer Discretionary (6.0%):
Alibaba Group Holding Ltd., ADR (b)	101,134	11,003,379
BYD Co. Ltd., Class H	83,000	2,308,758
China Meidong Auto Holdings Ltd. (c)	588,000	2,234,770
Fuyao Glass Industry Group Co. Ltd., Class H (d)	425,600	1,728,071
JD.com, Inc., ADR (b)(c)	101,739	5,887,636
JD.com, Inc., Class A (b)	18,048	512,852
Jiumaojiu International Holdings Ltd. (c)(d)	1,080,000	2,284,639
Meituan, Class B (b)(d)	153,100	2,900,428
		28,860,533
Consumer Staples (2.0%):
Chacha Food Co. Ltd., Class A	367,078	3,097,253
Chenguang Biotech Group Co. Ltd., Class A (b)	1,113,400	3,083,943
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	624,300	3,616,542
		9,797,738
Energy (1.2%):
PetroChina Co. Ltd., Class H	11,500,000	5,840,117

Financials (3.3%):
China Merchants Bank Co. Ltd., Class H	1,050,000	8,173,961

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Postal Savings Bank of China Co. Ltd., Class H (c)(d)	9,579,000	$7,713,761
		15,887,722
Health Care (1.1%):
Hygeia Healthcare Holdings Co. Ltd. (d)	356,200	1,366,502
Pharmaron Beijing Co. Ltd., Class H (d)	133,900	1,610,394
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	53,200	2,570,544
		5,547,440
Industrials (1.9%):
China Railway Group Ltd., Class H	8,109,000	4,516,656
Xinte Energy Co. Ltd., Class H (b)	1,084,800	2,626,222
Zhefu Holding Group Co. Ltd., Class A	2,575,500	2,148,003
		9,290,881
Information Technology (2.2%):
Chinasoft International Ltd.	1,930,000	1,582,005
Luxshare Precision Industry Co. Ltd., Class A	388,600	1,927,061
Shenzhen Sunline Tech Co. Ltd., Class A	991,700	2,099,748
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,510,850	3,136,683
Yonyou Network Technology Co. Ltd., Class A	474,000	1,704,209
		10,449,706
Materials (2.0%):
China Hongqiao Group Ltd.	2,966,000	3,896,725
Shandong Nanshan Aluminum Co. Ltd., Class A	3,552,800	2,262,233
Wanhua Chemical Group Co. Ltd., Class A	273,000	3,460,934
		9,619,892
Utilities (0.9%):
China Longyuan Power Group Corp. Ltd., Class H	1,875,000	4,214,684
		125,814,088
Greece (1.2%):
Financials (0.7%):
National Bank of Greece SA (b)	917,958	3,380,687

Industrials (0.5%):
Mytilineos SA	151,390	2,478,531
		5,859,218
Hong Kong (3.1%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd.	5,270,000	2,441,904

Financials (0.7%):
BOC Hong Kong Holdings Ltd.	910,000	3,424,266

Industrials (0.8%):
Pacific Basin Shipping Ltd.	7,576,000	4,056,546

Real Estate (1.1%):
China Resources Land Ltd.	1,156,000	5,352,655
		15,275,371
India (10.7%):
Consumer Discretionary (0.8%):
Balkrishna Industries Ltd.	138,267	3,877,725

Consumer Staples (0.4%):
Dabur India Ltd.	271,624	1,915,626

Energy (1.0%):
Hindustan Petroleum Corp. Ltd.	1,306,587	4,626,148

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Financials (2.6%):
Cholamandalam Investment & Finance Co. Ltd.	491,534	$4,629,274
ICICI Bank Ltd., ADR	303,304	5,744,578
UTI Asset Management Co. Ltd.	187,784	2,451,656
		12,825,508
Health Care (0.8%):
Apollo Hospitals Enterprise Ltd.	64,721	3,841,305

Industrials (1.0%):
Larsen & Toubro Ltd.	202,698	4,701,057

Information Technology (3.2%):
Infosys Ltd., ADR	463,961	11,547,989
WNS Holdings Ltd., ADR (b)	46,869	4,006,831
		15,554,820
Materials (0.9%):
Tata Steel Ltd. (e)	250,282	4,282,006
		51,624,195
Indonesia (1.4%):
Communication Services (0.8%):
Telkom Indonesia Persero Tbk PT	12,432,900	3,956,232

Financials (0.6%):
PT Bank Mandiri Persero Tbk	5,126,200	2,812,021
		6,768,253
Korea, Republic Of (15.4%):
Communication Services (1.6%):
JYP Entertainment Corp.	76,554	3,841,416
LG Uplus Corp.	347,528	3,998,637
		7,840,053
Consumer Discretionary (0.9%):
Hanon Systems	128,909	1,247,557
Shinsegae, Inc.	16,018	3,364,607
		4,612,164
Financials (2.7%):
Hana Financial Group, Inc.	128,564	5,114,031
Samsung Securities Co. Ltd.	85,695	2,943,148
Woori Financial Group, Inc.	396,508	4,970,330
		13,027,509
Health Care (0.9%):
InBody Co. Ltd.	65,841	1,512,723
Samsung Biologics Co. Ltd. (b)(d)	4,472	3,038,998
		4,551,721
Industrials (1.2%):
CJ Corp.	28,636	1,981,035
Samsung Engineering Co. Ltd. (b)	169,187	3,631,716
		5,612,751
Information Technology (7.1%):
Innox Advanced Materials Co. Ltd.	79,449	3,487,662
Samsung Electro-Mechanics Co. Ltd.	21,357	2,875,970
Samsung Electronics Co. Ltd., Preference Shares	380,183	21,559,066
SK Hynix, Inc.	66,850	6,431,713
		34,354,411
Materials (1.0%):
Kolon Industries, Inc.	34,845	1,806,361
PI Advanced Materials Co. Ltd.	81,503	3,077,892
		4,884,253
		74,882,862

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Malaysia (2.2%):
Consumer Discretionary (0.4%):
MR DIY Group M Bhd (d)	2,268,200	$1,864,601

Consumer Staples (0.5%):
Kuala Lumpur Kepong Bhd	375,500	2,251,881

Financials (0.9%):
Public Bank Bhd	3,827,400	4,247,431

Materials (0.4%):
Petronas Chemicals Group Bhd	964,300	2,200,820
		10,564,733
Mexico (2.1%):
Consumer Discretionary (0.5%):
Alsea SAB de CV (b)	947,937	2,376,695

Financials (1.1%):
Grupo Financiero Banorte SAB de CV, Class O	711,784	5,352,741

Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	1,185,930	2,268,513
		9,997,949
Peru (1.0%):
Financials (1.0%):
Credicorp Ltd.	27,943	4,802,563

Philippines (0.6%):
Financials (0.6%):
BDO Unibank, Inc.	1,198,350	3,061,968

Qatar (1.4%):
Financials (0.8%):
Qatar Islamic Bank SAQ	621,554	4,067,838

Industrials (0.6%):
Industries Qatar QSC	565,687	2,948,691
		7,016,529
Russian Federation (0.1%):
Consumer Staples (0.0%):(a)
Magnit PJSC (f)(g)	41,301	1,507

Energy (0.1%):
Gazprom PJSC (f)(g)	1,511,910	182,521
Rosneft Oil Co. PJSC, GDR (f)(g)	677,591	129,664
		312,185
Financials (0.0%):(a)
Sberbank of Russia PJSC, ADR (f)(g)	446,943	9,931
		9,931
		323,623
Saudi Arabia (3.7%):
Consumer Discretionary (0.8%):
Leejam Sports Co. JSC	108,097	3,617,999

Financials (2.2%):
Alinma Bank	453,611	4,677,868
The Saudi National Bank	318,412	5,991,387
		10,669,255
Materials (0.7%):
Saudi Arabian Mining Co. (b)	101,680	3,610,143
		17,897,397

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
South Africa (4.2%):
Communication Services (1.0%):
MTN Group Ltd.	364,826	$4,722,954

Financials (2.3%):
Absa Group Ltd.	407,241	5,283,145
Capitec Bank Holdings Ltd.	35,677	5,684,847
		10,967,992
Materials (0.9%):
Impala Platinum Holdings Ltd.	289,043	4,451,323
		20,142,269
Taiwan (12.7%):
Financials (1.1%):
CTBC Financial Holding Co. Ltd.	5,378,000	5,481,994

Information Technology (10.9%):
Gold Circuit Electronics Ltd.	1,207,000	3,535,330
Hon Hai Precision Industry Co. Ltd.	1,115,000	4,095,019
MediaTek, Inc.	183,000	5,696,351
Taiwan Semiconductor Manufacturing Co. Ltd.	1,792,998	36,789,049
Unimicron Technology Corp.	323,000	2,753,698
		52,869,447
Materials (0.7%):
Formosa Plastics Corp.	866,000	3,203,674
		61,555,115
Thailand (3.6%):
Energy (0.8%):
PTT PCL	3,421,300	3,943,103

Financials (0.9%):
The Siam Commercial Bank PCL	1,272,900	4,340,965

Health Care (0.5%):
Mega Lifesciences PCL	1,817,500	2,480,851

Materials (0.7%):
Indorama Ventures PCL	2,412,300	3,358,809

Real Estate (0.7%):
AP Thailand PCL	9,652,000	3,184,822
		17,308,550
United Kingdom (1.0%):
Materials (1.0%):
Anglo American PLC	95,135	4,942,518
Total Common Stocks (Cost $449,498,726)		476,098,486

Rights (0.0%)(a)
Korea, Republic Of (0.0%):
Health Care (0.0%):
Samsung Biologics Co. Ltd. , Expires 4/11/22 (b)	296	—
Total Rights (Cost $–)		—

Collateral for Securities Loaned (2.6%)^
United States (2.6%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	247,918	247,918

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	6,954,063	$6,954,063
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	123,723	123,723
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	986,530	986,530
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	4,435,630	4,435,630
Total Collateral for Securities Loaned (Cost $12,747,864)		12,747,864

Total Investments (Cost $462,246,590) — 100.9%		488,846,350
Liabilities in excess of other assets — (0.9)%		(4,218,359)
NET ASSETS - 100.00%		$484,627,991

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $22,507,394 and amounted to 4.6% of net assets.
(e)	Issuer filed for bankruptcy.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.1% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Biotechnology (10.8%):
Apellis Pharmaceuticals, Inc. (a)	421,950	$21,439,280
Beam Therapeutics, Inc. (a)(b)	282,770	16,202,721
Bicycle Therapeutics PLC, ADR (a)(b)	196,240	8,611,011
BioCryst Pharmaceuticals, Inc. (a)(b)	1,076,600	17,505,516
DermTech, Inc. (a)(b)	460,690	6,762,929
Equillium, Inc. (a)(b)	1,621,500	5,107,725
Fate Therapeutics, Inc. (a)(b)	415,050	16,091,489
Intellia Therapeutics, Inc. (a)	233,490	16,967,718
Karuna Therapeutics, Inc. (a)	146,980	18,635,594
Kezar Life Sciences, Inc. (a)	650,770	10,815,797
Opthea Ltd., ADR (a)(c)	766,540	4,714,221
Rubius Therapeutics, Inc. (a)(b)	1,288,150	7,097,707
Scholar Rock Holding Corp. (a)(b)	623,180	8,032,790
SpringWorks Therapeutics, Inc. (a)	310,940	17,549,454
		175,533,952
Communication Services (1.1%):
ZipRecruiter, Inc. (a)	759,370	17,450,323

Consumer Discretionary (12.3%):
Acushnet Holdings Corp.	543,060	21,863,596
Boot Barn Holdings, Inc. (a)	155,730	14,761,647
Fox Factory Holding Corp. (a)	133,590	13,085,140
Gentherm, Inc. (a)	297,360	21,719,174
Houghton Mifflin Harcourt Co. (a)	408,470	8,581,955
Papa John's International, Inc.	167,780	17,663,878
Planet Fitness, Inc., Class A (a)	290,010	24,500,045
Porch Group, Inc. (a)(b)	1,155,350	8,023,906
SeaWorld Entertainment, Inc. (a)	305,510	22,742,164
Wingstop, Inc.	186,050	21,832,968
YETI Holdings, Inc. (a)	421,300	25,269,574
		200,044,047
Consumer Staples (7.0%):
BJ's Wholesale Club Holdings, Inc. (a)	388,950	26,296,910
e.l.f. Beauty, Inc. (a)	1,220,130	31,515,958
Freshpet, Inc. (a)	276,200	28,349,168
The Beauty Health Co. (a)(b)	761,540	12,854,795
The Simply Good Foods Co. (a)	412,700	15,661,965
		114,678,796
Energy (3.0%):
Matador Resources Co.	556,540	29,485,489
Ranger Oil Corp. (a)	562,490	19,422,780
		48,908,269
Financials (7.7%):
Customers Bancorp, Inc. (a)	341,020	17,780,783
Focus Financial Partners, Inc., Class A (a)	558,040	25,524,749
PacWest Bancorp	383,170	16,526,122
PRA Group, Inc. (a)	372,500	16,792,300
PROG Holdings, Inc. (a)(b)	250,390	7,203,720
Walker & Dunlop, Inc.	153,290	19,838,792
Wintrust Financial Corp.	234,790	21,819,035
		125,485,501
Health Care Equipment & Supplies (6.5%):
Axonics, Inc. (a)(b)	225,630	14,124,438

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
CONMED Corp.	133,040	$19,763,092
CryoPort, Inc. (a)(b)	587,440	20,507,530
LivaNova PLC (a)	154,580	12,649,281
Nevro Corp. (a)	205,690	14,877,558
Shockwave Medical, Inc. (a)	114,530	23,748,941
		105,670,840
Health Care Providers & Services (4.6%):
Acadia Healthcare Co., Inc. (a)	140,450	9,203,689
HealthEquity, Inc. (a)	479,150	32,313,876
Surgery Partners, Inc. (a)	609,100	33,530,955
		75,048,520
Health Care Technology (3.0%):
Health Catalyst, Inc. (a)(b)	459,500	12,006,735
Inspire Medical Systems, Inc. (a)	141,590	36,344,737
		48,351,472
Industrials (9.9%):
Chart Industries, Inc. (a)	116,570	20,023,229
Evoqua Water Technologies Corp. (a)	957,280	44,973,014
Herc Holdings, Inc.	99,880	16,688,949
John Bean Technologies Corp.	109,150	12,931,001
Saia, Inc. (a)	81,800	19,944,476
Simpson Manufacturing Co., Inc.	151,540	16,523,922
The AZEK Co., Inc. (a)	378,380	9,398,959
Zurn Water Solutions Corp.	576,290	20,400,666
		160,884,216
IT Services (4.9%):
DigitalOcean Holdings, Inc. (a)(b)	370,160	21,413,756
Flywire Corp. (a)	146,530	4,480,887
Paya Holdings, Inc. (a)	1,175,070	6,885,910
Paymentus Holdings, Inc., Class A (a)(b)	459,120	9,678,250
WNS Holdings Ltd., ADR (a)	440,027	37,617,908
		80,076,711
Life Sciences Tools & Services (0.7%):
Codexis, Inc. (a)	533,720	11,005,306

Materials (2.3%):
Avient Corp.	272,010	13,056,480
Summit Materials, Inc., Class A (a)	815,250	25,321,665
		38,378,145
Pharmaceuticals (1.3%):
Compass Pathways PLC, ADR (a)(b)	387,440	4,994,102
Intra-Cellular Therapies, Inc. (a)	264,240	16,168,845
		21,162,947
Real Estate (1.4%):
National Storage Affiliates Trust	356,270	22,359,505

Semiconductors & Semiconductor Equipment (9.4%):
Advanced Energy Industries, Inc.	526,770	45,344,362
Impinj, Inc. (a)	211,210	13,420,283
Lattice Semiconductor Corp. (a)	278,800	16,992,860
MACOM Technology Solutions Holdings, Inc. (a)	784,763	46,983,761
Silicon Laboratories, Inc. (a)	115,680	17,375,136
SiTime Corp. (a)	54,610	13,533,450
		153,649,852

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Software (11.9%):
ACI Worldwide, Inc. (a)	626,330	$19,723,132
Avaya Holdings Corp. (a)	3,174,890	40,225,856
Jamf Holding Corp. (a)(b)	580,320	20,200,939
Q2 Holdings, Inc. (a)	152,160	9,380,664
Smartsheet, Inc., Class A (a)	357,980	19,610,144
Sprout Social, Inc., Class A (a)	160,770	12,880,892
Telos Corp. (a)	780,800	7,784,576
Tenable Holdings, Inc. (a)	239,250	13,826,258
Varonis Systems, Inc. (a)	1,058,760	50,333,451
		193,965,912
Total Common Stocks (Cost $1,454,466,840)		1,592,654,314

Collateral for Securities Loaned (4.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	1,519,844	1,519,844
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	42,631,483	42,631,483
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	758,477	758,477
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	6,047,863	6,047,863
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	27,192,371	27,192,371
Total Collateral for Securities Loaned (Cost $78,150,038)		78,150,038
Total Investments (Cost $1,532,616,878) — 102.6%		1,670,804,352
Liabilities in excess of other assets — (2.6)%		(41,630,773)
NET ASSETS - 100.00%		$1,629,173,579

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.3% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (0.9%):
IAC/InterActiveCorp (a)	14,050	$1,408,934

Consumer Discretionary (11.9%):
Churchill Downs, Inc.	19,330	4,287,007
Hyatt Hotels Corp., Class A (a)	26,710	2,549,470
Mattel, Inc. (a)(b)	129,920	2,885,523
Planet Fitness, Inc., Class A (a)	44,390	3,750,067
Wingstop, Inc.	17,510	2,054,799
YETI Holdings, Inc. (a)	62,900	3,772,742
		19,299,608
Consumer Staples (2.8%):
Freshpet, Inc. (a)	27,460	2,818,494
The Simply Good Foods Co. (a)	45,590	1,730,141
		4,548,635
Electronic Equipment, Instruments & Components (1.2%):
Teledyne Technologies, Inc. (a)	3,970	1,876,341

Energy (3.2%):
Diamondback Energy, Inc.	23,060	3,161,065
Matador Resources Co.	38,350	2,031,783
		5,192,848
Financials (5.4%):
Focus Financial Partners, Inc., Class A (a)	76,900	3,517,406
LPL Financial Holdings, Inc.	17,420	3,182,285
Western Alliance Bancorp	25,200	2,087,064
		8,786,755
Health Care (23.2%):
Acadia Healthcare Co., Inc. (a)	21,030	1,378,096
Avantor, Inc. (a)(b)	98,410	3,328,226
BioCryst Pharmaceuticals, Inc. (a)(b)	199,080	3,237,041
Charles River Laboratories International, Inc. (a)	4,540	1,289,224
Codexis, Inc. (a)	95,040	1,959,725
CryoPort, Inc. (a)	49,810	1,738,867
Envista Holdings Corp. (a)	68,740	3,348,325
Horizon Therapeutics PLC (a)	35,840	3,770,726
Intra-Cellular Therapies, Inc. (a)	66,780	4,086,268
Jazz Pharmaceuticals PLC (a)	30,220	4,704,348
Penumbra, Inc. (a)	8,160	1,812,581
Shockwave Medical, Inc. (a)	9,940	2,061,158
Tandem Diabetes Care, Inc. (a)	22,550	2,622,340
Tenet Healthcare Corp. (a)	24,290	2,087,968
		37,424,893
Industrials (18.2%):
Advanced Drainage Systems, Inc.	27,170	3,228,068
Axon Enterprise, Inc. (a)	12,170	1,676,174
Builders FirstSource, Inc. (a)	57,940	3,739,448
Chart Industries, Inc. (a)	10,180	1,748,619
Evoqua Water Technologies Corp. (a)	104,090	4,890,148
Regal Rexnord Corp.	13,470	2,004,067
Saia, Inc. (a)	10,070	2,455,267
SiteOne Landscape Supply, Inc. (a)	14,660	2,370,375
The Middleby Corp. (a)	17,060	2,796,816

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (a)	18,100	$1,182,473
WillScot Mobile Mini Holdings Corp. (a)	86,570	3,387,484
		29,478,939
IT Services (1.3%):
Shift4 Payments, Inc., Class A (a)(b)	32,760	2,028,827

Real Estate (1.1%):
National Storage Affiliates Trust	27,250	1,710,210

Semiconductors & Semiconductor Equipment (11.3%):
Entegris, Inc.	29,840	3,916,799
Lattice Semiconductor Corp. (a)	44,780	2,729,341
MACOM Technology Solutions Holdings, Inc. (a)	55,270	3,309,015
MKS Instruments, Inc.	26,000	3,900,000
Monolithic Power Systems, Inc.	6,365	3,091,353
SiTime Corp. (a)	5,420	1,343,184
		18,289,692

Software (17.8%):
ACI Worldwide, Inc. (a)	81,510	2,566,750
Avaya Holdings Corp. (a)	182,260	2,309,234
Dynatrace, Inc. (a)	116,590	5,491,389
Fair Isaac Corp. (a)	2,710	1,264,107
Five9, Inc. (a)	20,880	2,305,152
Globant SA (a)	6,940	1,818,766
Paylocity Holding Corp. (a)	16,880	3,473,398
Q2 Holdings, Inc. (a)	20,970	1,292,800
RingCentral, Inc., Class A (a)	16,800	1,969,128
Varonis Systems, Inc. (a)	94,670	4,500,612
Zendesk, Inc. (a)	14,370	1,728,567
		28,719,903
Total Common Stocks (Cost $139,272,870)		158,765,585

Collateral for Securities Loaned (2.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	81,685	81,685
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	2,291,247	2,291,247
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	40,765	40,765
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	325,045	325,045
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	1,461,466	1,461,466
Total Collateral for Securities Loaned (Cost $4,200,208)		4,200,208
Total Investments (Cost $143,473,078) — 100.9%		162,965,793
Liabilities in excess of other assets — (0.9)%		(1,411,104)
NET ASSETS - 100.00%		$161,554,689

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communication Services (5.8%):
Match Group, Inc. (a)	23,014	$2,502,542
Take-Two Interactive Software, Inc. (a)	28,440	4,372,365
Twitter, Inc. (a)	46,840	1,812,240
ZoomInfo Technologies, Inc. (a)	125,440	7,493,786
		16,180,933
Communications Equipment (1.7%):
Arista Networks, Inc. (a)	34,590	4,807,318

Consumer Discretionary (13.4%):
Chipotle Mexican Grill, Inc. (a)	3,410	5,394,722
Churchill Downs, Inc.	7,400	1,641,172
Darden Restaurants, Inc.	10,750	1,429,213
Expedia Group, Inc. (a)	17,440	3,412,485
Hyatt Hotels Corp., Class A (a)	47,180	4,503,331
Mattel, Inc. (a)	189,240	4,203,020
O'Reilly Automotive, Inc. (a)	6,080	4,164,557
Tractor Supply Co.	14,920	3,481,880
Ulta Beauty, Inc. (a)	14,250	5,674,635
YETI Holdings, Inc. (a)	64,460	3,866,311
		37,771,326
Consumer Staples (1.6%):
Constellation Brands, Inc., Class A	6,420	1,478,654
Freshpet, Inc. (a)(b)	29,220	2,999,141
		4,477,795
Electronic Equipment, Instruments & Components (3.4%):
Keysight Technologies, Inc. (a)	23,990	3,789,701
Teledyne Technologies, Inc. (a)	12,100	5,718,823
		9,508,524
Energy (2.0%):
Diamondback Energy, Inc.	40,540	5,557,223

Financials (5.7%):
LPL Financial Holdings, Inc.	25,210	4,605,363
MSCI, Inc.	11,330	5,697,630
Tradeweb Markets, Inc., Class A	34,580	3,038,545
Western Alliance Bancorp	31,720	2,627,050
		15,968,588
Health Care (17.9%):
AmerisourceBergen Corp.	28,270	4,373,652
Apellis Pharmaceuticals, Inc. (a)	39,290	1,996,325
Avantor, Inc. (a)	194,750	6,586,445
Charles River Laboratories International, Inc. (a)	7,540	2,141,134
Dexcom, Inc. (a)	8,700	4,450,920
Horizon Therapeutics PLC (a)	42,250	4,445,122
IDEXX Laboratories, Inc. (a)	5,320	2,910,359
Jazz Pharmaceuticals PLC (a)	26,300	4,094,121
Mirati Therapeutics, Inc. (a)	20,230	1,663,311
ResMed, Inc.	11,630	2,820,391
Tandem Diabetes Care, Inc. (a)	18,530	2,154,854
Tenet Healthcare Corp. (a)	28,080	2,413,757
Veeva Systems, Inc., Class A (a)	16,140	3,429,104

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	16,930	$6,953,320
		50,432,815
Industrials (11.8%):
Advanced Drainage Systems, Inc.	16,750	1,990,068
Axon Enterprise, Inc. (a)	13,430	1,849,714
Builders FirstSource, Inc. (a)	41,800	2,697,772
Carrier Global Corp.	77,160	3,539,329
Chart Industries, Inc. (a)	12,470	2,141,972
Generac Holdings, Inc. (a)	9,440	2,806,134
IDEX Corp.	3,480	667,221
Regal Rexnord Corp.	19,790	2,944,356
Saia, Inc. (a)	14,110	3,440,300
SiteOne Landscape Supply, Inc. (a)	13,180	2,131,074
The Middleby Corp. (a)	22,910	3,755,865
Trex Co., Inc. (a)	18,210	1,189,659
WillScot Mobile Mini Holdings Corp. (a)	101,750	3,981,478
		33,134,942
IT Services (1.8%):
Gartner, Inc. (a)	12,000	3,569,520
Shift4 Payments, Inc., Class A (a)	22,480	1,392,187
		4,961,707
Materials (1.0%):
Ball Corp.	15,090	1,358,100
Sealed Air Corp.	21,280	1,424,909
		2,783,009
Real Estate (1.1%):
Extra Space Storage, Inc.	14,960	3,075,776

Semiconductors & Semiconductor Equipment (7.1%):
Entegris, Inc.	31,160	4,090,062
Lattice Semiconductor Corp. (a)	65,470	3,990,396
Marvell Technology, Inc.	81,300	5,830,023
Monolithic Power Systems, Inc.	12,550	6,095,284
		20,005,765
Software (23.7%):
AppLovin Corp., Class A (a)(b)	73,760	4,061,963
Bill.com Holdings, Inc. (a)	11,630	2,637,568
Datadog, Inc., Class A (a)	36,410	5,515,023
Dropbox, Inc., Class A (a)	134,700	3,131,775
Dynatrace, Inc. (a)	108,640	5,116,944
Fair Isaac Corp. (a)	3,340	1,557,976
Five9, Inc. (a)	26,830	2,962,032
Freshworks, Inc., Class A (a)	113,710	2,037,683
Palo Alto Networks, Inc. (a)	17,790	11,074,453
Paycom Software, Inc. (a)	10,390	3,598,888
RingCentral, Inc., Class A (a)	34,580	4,053,122
Splunk, Inc. (a)	25,650	3,811,847
Synopsys, Inc. (a)	31,930	10,641,311
Zscaler, Inc. (a)	27,290	6,584,531
		66,785,116
Total Common Stocks (Cost $228,259,876)		275,450,837

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	84,658	$84,658
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	2,374,646	2,374,646
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	42,248	42,248
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	336,876	336,876
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	1,514,661	1,514,661
Total Collateral for Securities Loaned (Cost $4,353,089)		4,353,089
Total Investments (Cost $232,612,965) — 99.5%		279,803,926
Other assets in excess of liabilities — 0.5%		1,498,633
NET ASSETS - 100.00%		$281,302,559

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Communication Services (11.1%):
Alphabet, Inc., Class C (a)	9,331	$26,061,390
Meta Platforms, Inc., Class A (a)	13,890	3,088,580
Netflix, Inc. (a)	6,010	2,251,286
Twitter, Inc. (a)	59,480	2,301,281
		33,702,537
Communications Equipment (1.1%):
Arista Networks, Inc. (a)	24,770	3,442,535

Consumer Discretionary (17.9%):
Amazon.com, Inc. (a)	4,660	15,191,367
Booking Holdings, Inc. (a)	1,810	4,250,694
Chipotle Mexican Grill, Inc. (a)	1,680	2,657,810
O'Reilly Automotive, Inc. (a)	7,560	5,178,298
Tesla, Inc. (a)	14,710	15,851,496
Tractor Supply Co.	19,480	4,546,048
Ulta Beauty, Inc. (a)	17,220	6,857,348
		54,533,061
Consumer Staples (1.4%):
Constellation Brands, Inc., Class A	19,220	4,426,750

Electronic Equipment, Instruments & Components (1.3%):
Teledyne Technologies, Inc. (a)	8,080	3,818,850

Energy (0.9%):
Diamondback Energy, Inc.	19,610	2,688,139

Financials (3.3%):
LPL Financial Holdings, Inc.	15,360	2,805,965
MSCI, Inc.	6,520	3,278,778
S&P Global, Inc.	9,879	4,052,168
		10,136,911
Health Care (10.3%):
AbbVie, Inc.	43,120	6,990,183
Charles River Laboratories International, Inc. (a)	9,490	2,694,875
Dexcom, Inc. (a)	5,090	2,604,044
Jazz Pharmaceuticals PLC (a)	22,930	3,569,513
Tenet Healthcare Corp. (a)	27,170	2,335,533
Vertex Pharmaceuticals, Inc. (a)	30,400	7,933,488
West Pharmaceutical Services, Inc.	12,390	5,088,697
		31,216,333
Industrials (2.7%):
Carrier Global Corp.	46,190	2,118,736
Deere & Co.	6,900	2,866,674
Generac Holdings, Inc. (a)	8,320	2,473,203
IDEX Corp.	4,670	895,379
		8,353,992
IT Services (5.6%):
Gartner, Inc. (a)	11,030	3,280,984
Twilio, Inc., Class A (a)	10,350	1,705,783
Visa, Inc., Class A	53,657	11,899,513
		16,886,280

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Growth Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Ball Corp.	16,130	$1,451,700

Real Estate (1.9%):
Extra Space Storage, Inc.	16,840	3,462,304
SBA Communications Corp.	6,420	2,209,122
		5,671,426
Semiconductors & Semiconductor Equipment (9.5%):
Advanced Micro Devices, Inc. (a)	36,070	3,943,894
Lam Research Corp.	10,770	5,790,060
Marvell Technology, Inc.	57,860	4,149,141
Monolithic Power Systems, Inc.	4,670	2,268,126
NVIDIA Corp.	46,490	12,685,261
		28,836,482
Software (19.3%):
AppLovin Corp., Class A (a)(b)	45,630	2,512,844
Fair Isaac Corp. (a)	3,610	1,683,921
Microsoft Corp.	122,210	37,678,565
Palo Alto Networks, Inc. (a)	10,040	6,250,000
RingCentral, Inc., Class A (a)	8,020	940,024
ServiceNow, Inc. (a)	9,340	5,201,353
Synopsys, Inc. (a)	14,230	4,742,432
		59,009,139
Technology Hardware, Storage & Peripherals (10.5%):
Apple, Inc.	182,948	31,944,550
Total Common Stocks (Cost $165,116,057)		296,118,685

Collateral for Securities Loaned (0.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	49,650	49,650
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	1,392,674	1,392,674
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	24,778	24,778
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	197,570	197,570
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	888,313	888,313
Total Collateral for Securities Loaned (Cost $2,552,985)		2,552,985
Total Investments (Cost $167,669,042) — 98.1%		298,671,670
Other assets in excess of liabilities — 1.9%		5,614,617
NET ASSETS - 100.00%		$304,286,287

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Biotechnology (18.8%):
Alpha Teknova, Inc. (a)	53,170	$734,278
Apellis Pharmaceuticals, Inc. (a)	101,443	5,154,319
Aptinyx, Inc. (a)(b)	95,140	215,968
Ardelyx, Inc. (a)(b)	202,040	216,183
Beam Therapeutics, Inc. (a)(b)	26,680	1,528,764
Bicycle Therapeutics PLC, ADR (a)	42,809	1,878,459
BioCryst Pharmaceuticals, Inc. (a)	134,530	2,187,458
Bridgebio Pharma, Inc. (a)(b)	58,870	597,530
Celcuity, Inc. (a)(b)	53,430	499,570
Codiak Biosciences, Inc. (a)	73,480	460,720
Crinetics Pharmaceuticals, Inc. (a)	71,858	1,577,283
Cullinan Oncology, Inc. (a)(b)	20,620	215,891
DermTech, Inc. (a)(b)	85,743	1,258,707
Equillium, Inc. (a)	261,851	824,831
Fate Therapeutics, Inc. (a)	42,540	1,649,276
Fusion Pharmaceuticals, Inc. (a)	89,510	695,493
Inhibrx, Inc. (a)	60,580	1,349,722
Intellia Therapeutics, Inc. (a)	28,480	2,069,642
Iovance Biotherapeutics, Inc. (a)	132,320	2,203,128
Karuna Therapeutics, Inc. (a)(b)	16,830	2,133,876
Karyopharm Therapeutics, Inc. (a)(b)	133,480	983,748
Kezar Life Sciences, Inc. (a)(b)	223,076	3,707,523
Kinnate Biopharma, Inc. (a)	62,090	699,133
Lyell Immunopharma, Inc. (a)(b)	124,720	629,836
Merus NV (a)(b)	44,920	1,187,685
Mirum Pharmaceuticals, Inc. (a)	33,450	736,569
Nuvalent, Inc., Class A (a)(b)	44,220	614,216
Omega Therapeutics, Inc. (a)(b)	71,720	447,533
Opthea Ltd., ADR (a)(c)	80,050	492,307
Rain Therapeutics, Inc. (a)	66,970	339,538
Regulus Therapeutics, Inc. (a)(b)	1,768,489	527,010
Rubius Therapeutics, Inc. (a)(b)	73,010	402,285
Sarepta Therapeutics, Inc. (a)	28,170	2,200,640
Scholar Rock Holding Corp. (a)(b)	63,950	824,315
Shattuck Labs, Inc. (a)	130,370	555,376
SpringWorks Therapeutics, Inc. (a)	33,970	1,917,267
Vertex Pharmaceuticals, Inc. (a)	20,450	5,336,836
		49,052,915
Communication Services (7.5%):
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	58,010	463,500
IAC/InterActiveCorp (a)	14,130	1,416,956
Match Group, Inc. (a)	36,366	3,954,439
Meta Platforms, Inc., Class A (a)	17,430	3,875,735
Take-Two Interactive Software, Inc. (a)	20,600	3,167,044
Twitter, Inc. (a)	105,210	4,070,575
Vimeo, Inc. (a)	22,137	262,987
ZoomInfo Technologies, Inc. (a)	38,520	2,301,185
		19,512,421
Consumer Discretionary (7.1%):
2U, Inc. (a)	158,470	2,104,482
Amazon.com, Inc. (a)	3,130	10,203,643
Arco Platform Ltd., Class A (a)(b)	52,710	1,112,181
Booking Holdings, Inc. (a)	1,580	3,710,551
Peloton Interactive, Inc., Class A (a)(b)	51,930	1,371,991
		18,502,848

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Financials (1.9%):
DA32 Life Science Tech Acquisition Corp., Class A (a)	235,925	$2,300,269
Omega Alpha SPAC, Class A (a)(b)	90,570	889,397
Panacea Acquisition Corp. II (a)(b)(c)	188,540	1,843,921
		5,033,587
Health Care Equipment & Supplies (1.4%):
CryoPort, Inc. (a)	48,463	1,691,844
West Pharmaceutical Services, Inc.	4,820	1,979,622
		3,671,466
Health Care Providers & Services (0.4%):
Science 37 Holdings, Inc. PIPE (a)	178,320	954,012

Health Care Technology (1.0%):
Better Therapeutics, Inc. (a)	272,720	539,986
Veeva Systems, Inc., Class A (a)	9,260	1,967,379
		2,507,365
IT Services (6.0%):
Backblaze, Inc., Class A (a)	53,690	572,872
GoDaddy, Inc., Class A (a)	39,920	3,341,304
PayPal Holdings, Inc. (a)	14,010	1,620,257
Twilio, Inc., Class A (a)	24,710	4,072,455
Visa, Inc., Class A (b)	18,950	4,202,541
Wix.com Ltd. (a)	16,050	1,676,583
		15,486,012
Life Sciences Tools & Services (2.3%):
Absci Corp. (a)(b)	60,310	508,413
Avantor, Inc. (a)	58,840	1,989,969
Codexis, Inc. (a)	69,050	1,423,811
PerkinElmer, Inc.	8,310	1,449,763
Singular Genomics Systems, Inc. (a)(b)	113,280	714,797
		6,086,753
Materials (0.2%):
Kronos Bio, Inc. (a)	74,260	536,900
		536,900
Pharmaceuticals (2.1%):
Compass Pathways PLC, ADR (a)	41,280	532,099
Intra-Cellular Therapies, Inc. (a)	24,310	1,487,529
Marinus Pharmaceuticals, Inc. (a)	73,144	683,896
PMV Pharmaceuticals, Inc. (a)(b)	32,310	672,694
Tricida, Inc. (a)(b)	82,240	676,013
Vaxcyte, Inc. (a)(b)	59,770	1,443,446
		5,495,677
Semiconductors & Semiconductor Equipment (25.4%):
Ambarella, Inc. (a)	38,090	3,996,403
Applied Materials, Inc.	36,920	4,866,056
Ichor Holdings Ltd. (a)	53,640	1,910,657
Impinj, Inc. (a)(b)	86,760	5,512,730
Lam Research Corp.	12,450	6,693,244
Lattice Semiconductor Corp. (a)	74,520	4,541,994
MACOM Technology Solutions Holdings, Inc. (a)	129,340	7,743,586
Marvell Technology, Inc.	90,680	6,502,663
MKS Instruments, Inc.	35,380	5,307,000
Monolithic Power Systems, Inc.	9,350	4,541,108

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	38,130	$10,404,152
SiTime Corp. (a)	16,570	4,106,377
		66,125,970
Software (23.3%):
AppLovin Corp., Class A (a)(b)	46,860	2,580,580
Avaya Holdings Corp. (a)	160,940	2,039,110
Datadog, Inc., Class A (a)	15,090	2,285,682
Domo, Inc., Class B (a)	57,360	2,900,695
Dropbox, Inc., Class A (a)	131,480	3,056,910
Dynatrace, Inc. (a)	44,020	2,073,342
Fair Isaac Corp. (a)	6,670	3,111,288
Gitlab, Inc., Class A (a)	25,560	1,391,742
Microsoft Corp.	70,470	21,726,606
Monday.com Ltd. (a)(b)	15,970	2,524,378
Paycom Software, Inc. (a)	12,370	4,284,721
RingCentral, Inc., Class A (a)	6,990	819,298
ServiceNow, Inc. (a)	11,330	6,309,564
Varonis Systems, Inc. (a)	119,540	5,682,931
		60,786,847
Software & Tech Services (0.6%):
HashiCorp., Inc., Class A (a)(b)	27,020	1,459,080
Total Common Stocks (Cost $179,956,275)		255,211,853

Warrants (0.0%)(d)
Health Care (0.0%):
Nuvation Bio, Inc.	45,320	34,448
Regulus Therapeutics, Inc. (a)(c)(e)(f)	1,326,367	—
		34,448
Total Warrants (Cost $165,796)		34,448

Collateral for Securities Loaned (11.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	578,958	578,958
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	16,239,726	16,239,726
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	288,929	288,929
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	2,303,829	2,303,829
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	10,358,463	10,358,463
Total Collateral for Securities Loaned (Cost $29,769,905)		29,769,905
Total Investments (Cost $209,891,976) — 109.4%		285,016,206
Liabilities in excess of other assets — (9.4)%		(24,499,149)
NET ASSETS - 100.00%		$260,517,057

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.9% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Restricted security that is not registered under the Securities Act of 1933.
(f)	The following table details the acquisition date and cost of the Fund’s restricted securities at March 31, 2022:

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/3/2020	$165,796

(g)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Communication Services (3.1%):
ZipRecruiter, Inc. (a)	73,140	$1,680,757

Consumer Discretionary (7.0%):
Acushnet Holdings Corp. (b)	48,290	1,944,155
YETI Holdings, Inc. (a)	30,020	1,800,600
		3,744,755
Consumer Staples (5.8%):
e.l.f. Beauty, Inc. (a)	76,880	1,985,811
The Simply Good Foods Co. (a)	29,580	1,122,561
		3,108,372
Financials (11.0%):
Customers Bancorp, Inc. (a)	35,550	1,853,577
PRA Group, Inc. (a)	28,250	1,273,510
PROG Holdings, Inc. (a)	18,420	529,943
Trupanion, Inc. (a)(b)	25,140	2,240,477
		5,897,507
Health Care (17.4%):
Apellis Pharmaceuticals, Inc. (a)	21,750	1,105,118
Bicycle Therapeutics PLC, ADR (a)	12,740	559,031
BioCryst Pharmaceuticals, Inc. (a)	55,840	907,958
Codexis, Inc. (a)	33,850	697,987
CryoPort, Inc. (a)	40,080	1,399,193
DermTech, Inc. (a)(b)	31,210	458,163
Fate Therapeutics, Inc. (a)	15,550	602,873
Inspire Medical Systems, Inc. (a)	3,000	770,070
Intra-Cellular Therapies, Inc. (a)	8,680	531,129
Karuna Therapeutics, Inc. (a)(b)	5,600	710,024
Quanterix Corp. (a)	21,320	622,331
SpringWorks Therapeutics, Inc. (a)	17,400	982,056
		9,345,933
Industrials (18.9%):
Ameresco, Inc., Class A (a)(b)	9,860	783,870
Bloom Energy Corp., Class A (a)(b)	35,990	869,159
CBIZ, Inc. (a)	19,380	813,379
Chart Industries, Inc. (a)	11,890	2,042,345
Evoqua Water Technologies Corp. (a)	75,330	3,539,003
John Bean Technologies Corp.	4,720	559,178
Zurn Water Solutions Corp.	45,060	1,595,124
		10,202,058
IT Services (13.8%):
Flywire Corp. (a)	50,740	1,551,629
Paya Holdings, Inc. (a)	192,850	1,130,101
Paymentus Holdings, Inc., Class A (a)(b)	84,660	1,784,633
Shift4 Payments, Inc., Class A (a)(b)	48,230	2,986,884
		7,453,247
Semiconductors & Semiconductor Equipment (7.8%):
Impinj, Inc. (a)	17,910	1,138,001
MACOM Technology Solutions Holdings, Inc. (a)	33,380	1,998,461
SiTime Corp. (a)	4,280	1,060,670
		4,197,132
Software (13.3%):
ACI Worldwide, Inc. (a)	68,790	2,166,197

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Equity Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Avaya Holdings Corp. (a)	141,930	$1,798,253
Jamf Holding Corp. (a)(b)	30,970	1,078,066
Q2 Holdings, Inc. (a)	23,640	1,457,406
Varonis Systems, Inc. (a)	14,310	680,297
		7,180,219
Total Common Stocks (Cost $55,725,814)		52,809,980

Collateral for Securities Loaned (13.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	136,710	136,710
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	3,834,695	3,834,695
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	68,225	68,225
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	544,004	544,004
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	2,445,949	2,445,949
Total Collateral for Securities Loaned (Cost $7,029,583)		7,029,583
Total Investments (Cost $62,755,397) — 111.2%		59,839,563
Liabilities in excess of other assets — (11.2)%		(6,023,968)
NET ASSETS - 100.00%		$53,815,595

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Banks (15.3%):
Associated Banc-Corp.	84,190	$1,916,165
Banner Corp.	110,200	6,450,006
Columbia Banking System, Inc. (a)	47,426	1,530,437
Eastern Bankshares, Inc.	489,030	10,533,706
First BanCorp/Puerto Rico	820,380	10,763,386
Pinnacle Financial Partners, Inc.	41,650	3,835,132
SouthState Corp.	47,160	3,847,784
Synovus Financial Corp.	123,750	6,063,750
The Bank of NT Butterfield & Son Ltd.	241,700	8,672,196
UMB Financial Corp.	57,312	5,568,434
		59,180,996
Capital Markets (3.2%):
Federated Hermes, Inc.	360,240	12,269,774

Communication Services (3.4%):
Madison Square Garden Sports Corp. (b)	33,940	6,087,478
World Wrestling Entertainment, Inc., Class A (a)	112,340	7,014,510
		13,101,988
Consumer Discretionary (6.4%):
Carter's, Inc.	86,540	7,960,815
Dana, Inc.	234,000	4,111,380
Dine Brands Global, Inc.	95,240	7,423,958
Wolverine World Wide, Inc.	235,120	5,304,307
		24,800,460
Consumer Staples (1.5%):
Spectrum Brands Holdings, Inc.	64,470	5,719,778

Energy (10.0%):
California Resources Corp.	195,150	8,729,059
Comstock Resources, Inc. (b)	535,270	6,985,273
Northern Oil and Gas, Inc. (a)	289,520	8,161,569
PDC Energy, Inc.	135,220	9,827,790
Plains GP Holdings LP, Class A	418,600	4,834,830
		38,538,521
Health Care (6.2%):
Halozyme Therapeutics, Inc. (b)	74,410	2,967,471
The Ensign Group, Inc.	97,580	8,783,176
Tivity Health, Inc. (b)	261,490	8,412,133
Zimvie, Inc. (b)	172,950	3,950,178
		24,112,958
Industrials (7.0%):
Altra Industrial Motion Corp.	95,820	3,730,273
Atkore, Inc. (b)	33,610	3,308,568
Finning International, Inc.	111,110	3,345,744
GMS, Inc. (b)	70,740	3,520,730
H&E Equipment Services, Inc.	88,520	3,852,390
McGrath RentCorp	47,020	3,995,760
Primoris Services Corp.	146,690	3,494,156
SkyWest, Inc. (b)	65,960	1,902,946
		27,150,567
Information Technology (10.1%):
Cognyte Software Ltd. (b)	629,550	7,120,210

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (b)	59,580	$7,754,337
NCR Corp. (b)	246,720	9,915,677
Verint Systems, Inc. (b)	141,930	7,337,781
Verra Mobility Corp. (b)	410,410	6,681,475
		38,809,480
Insurance (9.9%):
Alleghany Corp. (b)	9,130	7,733,110
Globe Life, Inc.	95,020	9,559,012
Kemper Corp.	176,510	9,979,875
Primerica, Inc.	63,033	8,624,175
White Mountains Insurance Group Ltd.	2,100	2,386,104
		38,282,276
Materials (8.7%):
AdvanSix, Inc.	75,680	3,866,491
Constellium SE (b)	220,240	3,964,320
Graphic Packaging Holding Co.	555,040	11,123,002
Olin Corp.	169,230	8,847,344
Summit Materials, Inc., Class A (b)	128,207	3,982,110
Victoria Gold Corp. (b)	149,200	1,897,824
		33,681,091
Real Estate (9.8%):
Apple Hospitality REIT, Inc.	434,340	7,805,090
Cushman & Wakefield PLC (b)	332,890	6,827,574
Equity Commonwealth (b)	350,590	9,890,144
Four Corners Property Trust, Inc.	263,380	7,121,795
Jones Lang LaSalle, Inc. (b)	3,740	895,580
Kennedy-Wilson Holdings, Inc.	223,610	5,453,848
		37,994,031
Utilities (4.7%):
Black Hills Corp.	82,775	6,375,330
NorthWestern Corp. (a)	99,840	6,039,322
ONE Gas, Inc.	65,590	5,787,662
		18,202,314
Total Common Stocks (Cost $293,203,858)		371,844,234

Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc. Series B (c)(d)	1,587,483	587,369
Total Preferred Stocks (Cost $1,942,921)		587,369

Collateral for Securities Loaned (2.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (e)	180,619	180,619
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (e)	5,066,334	5,066,334
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (e)	90,138	90,138
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (e)	718,729	718,729

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (e)	3,231,547	$3,231,547
Total Collateral for Securities Loaned (Cost $9,287,367)		9,287,367
Total Investments (Cost $304,434,146) — 98.8%		381,718,970
Other assets in excess of liabilities — 1.2%		4,655,160
NET ASSETS - 100.00%		$386,374,130

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.2% of net assets.
(e)	Rate disclosed is the daily yield on March 31, 2022.

LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Communication Services (1.7%):
World Wrestling Entertainment, Inc., Class A (a)	90,370	$5,642,703

Consumer Discretionary (6.4%):
Adient PLC (b)	66,490	2,710,797
Carter's, Inc.	71,990	6,622,360
LKQ Corp.	154,980	7,037,642
The Wendy's Co.	205,810	4,521,646
		20,892,445
Consumer Staples (2.8%):
Keurig Dr Pepper, Inc.	105,875	4,012,662
US Foods Holding Corp. (b)	132,220	4,975,439
		8,988,101
Energy (7.6%):
Baker Hughes Co.	187,110	6,812,675
Chesapeake Energy Corp. (a)	74,810	6,508,470
Devon Energy Corp.	116,460	6,886,280
Marathon Oil Corp.	186,780	4,690,046
		24,897,471
Financials (20.9%):
Alleghany Corp. (b)	8,190	6,936,930
Cboe Global Markets, Inc.	45,260	5,178,649
Citizens Financial Group, Inc.	69,090	3,131,850
Fairfax Financial Holdings Ltd.	940	512,887
Federated Hermes, Inc.	274,440	9,347,426
Globe Life, Inc.	115,700	11,639,420
Interactive Brokers Group, Inc.	80,790	5,324,869
KeyCorp	143,220	3,205,264
State Street Corp.	51,010	4,443,991
The Progressive Corp.	65,220	7,434,428
Willis Towers Watson PLC	46,420	10,965,332
		68,121,046
Health Care (8.6%):
Halozyme Therapeutics, Inc. (b)	87,790	3,501,065
Humana, Inc.	19,360	8,424,891
Sotera Health Co. (a)(b)	421,640	9,132,722
Zimmer Biomet Holdings, Inc.	52,510	6,716,029
Zimvie, Inc. (b)	5,041	115,137
		27,889,844
Industrials (11.8%):
AGCO Corp.	23,420	3,420,023
Crane Co.	30,030	3,251,649
Curtiss-Wright Corp.	25,090	3,767,514
Fluor Corp. (b)	158,780	4,555,398
L3Harris Technologies, Inc. (a)	7,340	1,823,770
Leidos Holdings, Inc.	56,360	6,088,007
nVent Electric PLC	67,890	2,361,214
Regal Rexnord Corp.	14,350	2,134,993
Sensata Technologies Holding PLC (b)	83,690	4,255,637
The Timken Co.	65,570	3,980,099
Triton International Ltd.	41,730	2,928,611
		38,566,915

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Value Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (11.5%):
Cognyte Software Ltd. (b)	387,430	$4,381,833
Euronet Worldwide, Inc. (b)	50,303	6,546,936
Fiserv, Inc. (b)	75,400	7,645,560
Global Payments, Inc.	46,860	6,412,322
NCR Corp. (b)	175,460	7,051,737
Verint Systems, Inc. (b)	107,050	5,534,485
		37,572,873
Materials (9.6%):
Agnico Eagle Mines Ltd.	25,790	1,579,380
Graphic Packaging Holding Co.	492,100	9,861,684
Olin Corp.	144,870	7,573,803
Sealed Air Corp.	132,600	8,878,896
Summit Materials, Inc., Class A (b)	108,980	3,384,919
		31,278,682
Real Estate (7.9%):
Americold Realty Trust	124,280	3,464,926
Apple Hospitality REIT, Inc.	266,480	4,788,646
Cushman & Wakefield PLC (b)	202,610	4,155,531
Equity Commonwealth (b)	223,320	6,299,857
Healthcare Trust of America, Inc., Class A	109,160	3,421,074
Highwoods Properties, Inc.	75,460	3,451,541
		25,581,575
Utilities (8.1%):
Constellation Energy Corp.	35,450	1,994,063
Evergy, Inc.	52,230	3,569,398
FirstEnergy Corp.	89,650	4,111,349
The AES Corp.	181,180	4,661,761
Vistra Corp.	517,600	12,034,200
		26,370,771
Total Common Stocks (Cost $257,203,586)		315,802,426

Collateral for Securities Loaned (5.0%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	315,300	315,300
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	8,844,127	8,844,127
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	157,350	157,350
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	1,254,661	1,254,661
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	5,641,201	5,641,201

Total Collateral for Securities Loaned (Cost $16,212,639)		16,212,639
Total Investments (Cost $273,416,225) — 101.9%		332,015,065
Liabilities in excess of other assets — (1.9)%		(6,130,120)
NET ASSETS - 100.00%		$325,884,945

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Communication Services (3.4%):
Alphabet, Inc., Class A (a)	2,640	$7,342,764
Meta Platforms, Inc., Class A (a)	48,350	10,751,106
		18,093,870
Consumer Discretionary (3.3%):
LKQ Corp.	250,570	11,378,384
Target Corp.	29,150	6,186,213
		17,564,597
Consumer Staples (6.5%):
Keurig Dr Pepper, Inc.	393,710	14,921,609
Lamb Weston Holdings, Inc.	98,100	5,877,171
Mondelez International, Inc., Class A	135,300	8,494,134
US Foods Holding Corp. (a)	124,410	4,681,548
		33,974,462
Energy (7.9%):
Enterprise Products Partners LP	429,620	11,088,492
Hess Corp.	78,390	8,390,866
Marathon Oil Corp.	320,860	8,056,795
Pioneer Natural Resources Co.	31,680	7,920,950
Valero Energy Corp.	59,520	6,043,661
		41,500,764
Financials (20.9%):
Cboe Global Markets, Inc.	115,220	13,183,472
Comerica, Inc.	231,320	20,918,268
Fairfax Financial Holdings Ltd.	6,020	3,284,656
Interactive Brokers Group, Inc.	148,110	9,761,930
JPMorgan Chase & Co.	37,160	5,065,651
KeyCorp	312,410	6,991,736
State Street Corp.	116,040	10,109,405
The Progressive Corp.	198,220	22,595,098
Willis Towers Watson PLC	75,360	17,801,539
		109,711,755
Health Care (19.9%):
AbbVie, Inc.	82,370	13,353,001
Cigna Corp.	61,740	14,793,521
Humana, Inc.	42,360	18,433,801
Johnson & Johnson	47,780	8,468,050
Medtronic PLC	136,980	15,197,931
Merck & Co., Inc.	137,220	11,258,901
Sotera Health Co. (a)	511,160	11,071,726
UnitedHealth Group, Inc.	23,155	11,808,355
		104,385,286
Industrials (10.2%):
Johnson Controls International PLC	88,180	5,781,963
L3Harris Technologies, Inc.	24,040	5,973,219
Leidos Holdings, Inc.	96,180	10,389,364
PACCAR, Inc.	52,940	4,662,426
Parker-Hannifin Corp.	19,010	5,394,277
Raytheon Technologies Corp.	59,462	5,890,900
Sensata Technologies Holding PLC (a)	141,040	7,171,884
Union Pacific Corp.	31,620	8,638,900
		53,902,933

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (8.3%):
Euronet Worldwide, Inc. (a)	80,570	$10,486,185
Fidelity National Information Services, Inc.	133,410	13,397,032
FleetCor Technologies, Inc. (a)	32,110	7,997,317
Global Payments, Inc.	85,250	11,665,610
		43,546,144
Materials (5.1%):
Freeport-McMoRan, Inc.	98,530	4,900,882
Newmont Corp.	42,290	3,359,940
PPG Industries, Inc.	30,650	4,017,296
Sealed Air Corp.	218,752	14,647,634
		26,925,752
Real Estate (2.3%):
Host Hotels & Resorts, Inc.	611,560	11,882,611

Utilities (8.3%):
Constellation Energy Corp.	103,693	5,832,731
Exelon Corp.	224,460	10,691,030
FirstEnergy Corp.	157,850	7,239,001
Vistra Corp.	864,290	20,094,742
		43,857,504
Total Common Stocks (Cost $403,829,793)		505,345,678
Total Investments (Cost $403,829,793) — 96.1%		505,345,678
Other assets in excess of liabilities — 3.9%		20,494,488
NET ASSETS - 100.00%		$525,840,166

(a)	Non-income producing security.

LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Banks (7.4%):
Citizens Financial Group, Inc.	19,630	$889,828
Comerica, Inc.	14,840	1,341,981
		2,231,809
Capital Markets (6.8%):
Cboe Global Markets, Inc.	9,520	1,089,278
Federated Hermes, Inc.	29,030	988,762
		2,078,040
Communication Services (2.5%):
Meta Platforms, Inc., Class A (a)	3,470	771,589

Consumer Discretionary (9.5%):
Carter's, Inc.	8,740	803,993
Dine Brands Global, Inc.	8,420	656,339
LKQ Corp.	18,770	852,346
Wolverine World Wide, Inc.	25,620	577,987
		2,890,665
Consumer Staples (2.0%):
Keurig Dr Pepper, Inc.	15,770	597,683

Energy (5.3%):
Northern Oil and Gas, Inc.	10,000	281,900
PDC Energy, Inc.	18,090	1,314,781
		1,596,681
Health Care (14.3%):
Cigna Corp.	4,460	1,068,660
Humana, Inc.	2,700	1,174,959
Merck & Co., Inc.	4,000	328,200
Sotera Health Co. (a)	43,280	937,445
Zimmer Biomet Holdings, Inc.	6,460	826,234
		4,335,498
Industrials (2.0%):
Fluor Corp. (a)	20,810	597,039

Information Technology (13.8%):
Cognyte Software Ltd. (a)	60,650	685,951
Euronet Worldwide, Inc. (a)	5,920	770,488
Fidelity National Information Services, Inc.	9,850	989,137
NCR Corp. (a)	22,000	884,180
Verint Systems, Inc. (a)	16,660	861,322
		4,191,078
Insurance (13.5%):
Alleghany Corp. (a)	1,730	1,465,310
The Progressive Corp.	9,500	1,082,905
Willis Towers Watson PLC	6,530	1,542,517
		4,090,732
Materials (13.3%):
Graphic Packaging Holding Co.	68,510	1,372,940
Olin Corp.	31,750	1,659,890
Sealed Air Corp.	15,190	1,017,123
		4,049,953

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Investors Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (5.8%):
Vistra Corp.	75,920	$1,765,140
Total Common Stocks (Cost $24,055,916)		29,195,907
Total Investments (Cost $24,055,916) — 96.2%		29,195,907
Other assets in excess of liabilities — 3.8%		1,154,055
NET ASSETS - 100.00%		$30,349,962

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Energy Transition Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (82.0%)
Chemicals (6.7%):
Linde PLC	66,552	$21,258,705
Sociedad Quimica y Minera de Chile SA, ADR	107,081	9,166,134
		30,424,839
Financials (0.8%):
Ivanhoe (a)(b)(c)	969,000	823,650
Novus Capital (PIPE) (a)(b)(d)(e)(f)(g)	179,725	2,785,737
		3,609,387
Industrials (0.9%):
Energy Vault Holdings, Inc. (a)(e)(f)	248,310	3,948,125

Metals & Mining (34.8%):
First Quantum Minerals Ltd.	842,739	29,178,995
Iluka Resources Ltd.	840,514	7,052,153
Lundin Mining Corp.	944,011	9,568,495
Newmont Corp.	223,280	17,739,596
Norsk Hydro ASA	1,168,257	11,388,962
Sunrise Energy Metals, Ltd. (a)	2,685,347	4,950,039
Turquoise Hill Resources Ltd. (a)	2,608,571	78,361,473
		158,239,713
Oil, Gas & Consumable Fuels (34.1%):
Antero Resources Corp. (a)	1,046,936	31,962,956
Cameco Corp. (i)	1,098,857	32,007,507
Cheniere Energy, Inc.	54,566	7,565,576
Peyto Exploration & Development Corp.	1,438,190	14,588,999
Range Resources Corp. (a)	538,538	16,360,784
Tourmaline Oil Corp.	426,330	19,645,287
Whitecap Resources, Inc.	3,963,222	32,783,772
		154,914,881
Utilities (4.7%):
NextEra Energy, Inc. (h)	253,084	21,438,746
Total Common Stocks (Cost $181,562,941)		372,575,691

Convertible Corporate Bonds (2.7%)
Construction (2.3%):
Ivanhoe (PIK)
2.00%, 7/31/23 (b)(c)	4,021,350	4,021,350
3.00%, 7/31/23 (b)	6,422,443	6,422,443
		10,443,793
Energy (0.4%):
Ipulse (PIK), 2.00%, 7/31/23(b)(c)	1,608,540	1,608,540
Total Convertible Corporate Bonds (Cost $12,052,333)		12,052,333

Collateral for Securities Loaned (1.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (j)	135,708	135,708
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (j)	3,806,604	3,806,604
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (j)	67,725	67,725
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (j)	540,019	540,019

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Global Energy Transition Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (j)	2,428,032	$2,428,032
Total Collateral for Securities Loaned (Cost $6,978,088)		6,978,088
Total Investments (Cost $200,593,362) — 86.2%		391,606,112
Other assets in excess of liabilities — 13.8%		62,944,154
NET ASSETS - 100.00%		$454,550,266

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 3.4% of net assets.
(c)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(d)	This security is held in connection with special purpose acquisition company transactions.
(e)	Restricted security that is not registered under the Securities Act of 1933.
(f)	The following table details the acquisition date and cost of the Fund’s restricted securities at March 31, 2022:

Security Name	Acquisition Date	Cost
Energy Vault Holding, Inc.	8/24/2021	$1,797,237
Novus Capital	9/9/2021	1,797,250

(g)	Security or portion of security purchased on a forward settlement basis.
(h)	All or a portion of this security has been segregated as collateral for securities purchases on a forward settlement basis.
(i)	All or a portion of this security is on loan.
(j)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PIPE—Private Investment in Public Equity
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.7%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100 (a)	$125,000	$123,332
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 10/16/24 @ 100 (a)	105,000	99,676
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (a)	100,000	95,455
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	287,000	275,223
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(b)	81,000	79,692
Westlake Automobile Receivables, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 2/15/25 @ 100 (a)(b)	106,000	104,776
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (a)(b)	142,000	137,526
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (a)(b)	136,000	129,591
Total Asset-Backed Securities (Cost $1,081,891)		1,045,271

Collateralized Mortgage Obligations (6.6%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100 (a)	130,000	120,813
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 11/10/25 @ 100	54,525	54,625
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58	44,000	43,466
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100 (a)	117,000	111,770
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 (a)	85,000	83,038
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 9/10/25 @ 100	50,000	50,513
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 7/15/25 @ 100 (a)	56,000	56,519
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 (a)	65,000	65,700
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 4/15/25 @ 100 (a)	73,000	73,005
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 7/15/25 @ 100 (a)	55,000	55,211
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48 (a)	54,000	54,501
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 10/15/26 @ 100	48,000	48,094
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 2/10/26 @ 100 (a)	57,000	56,106
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 (a)	57,000	56,797
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100 (a)	131,000	127,548

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 3/15/25 @ 100 (a)	$68,000	$67,374
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 (a)	55,707	55,966
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 12/15/26 @ 100 (a)	55,000	55,531
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 9/15/26 @ 100	51,000	50,009
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 4/15/25 @ 100 (a)	67,000	67,243
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 (a)	57,000	57,737
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 7/15/25 @ 100 (a)	62,000	62,434
Total Collateralized Mortgage Obligations (Cost $1,531,663)		1,474,000

Preferred Stocks (5.1%)
Financials (2.1%):
AMG Capital Trust II, 10/15/37, 5.15% (a)	2,050	113,776
Bank of America Corp., Series L, 7.25% (a)(c)	112	147,000
KKR & Co., Inc., Series C, 9/15/23, 6.00% (a)	990	73,567
Wells Fargo & Co., Series L, 7.50% (a)(c)	95	125,875
		460,218
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00%	17	26,847

Industrials (0.5%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (a)	1,201	105,580

Utilities (2.4%):
American Electric Power Co., Inc., 8/15/23, 6.13%	655	36,595
CenterPoint Energy, Inc., 9/15/29, 4.57%	455	23,178
Dominion Energy, Inc., Series A, 6/1/22, 7.25% (a)	1,180	119,829
DTE Energy Co., 11/1/22, 6.25% (a)	1,765	94,057
NextEra Energy, Inc., 3/1/23, 5.28% (a)	2,875	149,931
NiSource, Inc., 3/1/24, 7.75%	85	10,113
The Southern Co., Series 2019, 8/1/22, 6.75% (a)	1,962	107,145
		540,848
Total Preferred Stocks (Cost $1,151,173)		1,133,493

Corporate Bonds (49.5%)
Communication Services (2.1%):
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	$46,000	48,094
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	126,000	143,718
CenturyLink, Inc., 6.75%, 12/1/23	50,000	51,987
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100 (a)	70,000	65,915

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
2.80%, 1/15/51, Callable 7/15/50 @ 100	$56,000	$47,110
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)(b)	62,000	58,096
Verizon Communications, Inc.
3.38%, 2/15/25 (a)	38,000	38,464
3.55%, 3/22/51, Callable 9/22/50 @ 100 (a)	20,000	18,864
		472,248
Consumer Discretionary (7.5%):
Aptiv PLC, 5.40%, 3/15/49, Callable 9/15/48 @ 100	34,000	37,569
Booking Holdings, Inc., 0.75%, 5/1/25(a)(d)	120,000	175,278
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	48,000	48,509
Expedia Group, Inc., 3.60%, 12/15/23, Callable 11/15/23 @ 100(a)	87,000	87,575
Expedia Group, Inc., 2/15/26(a)(d)(h)	120,000	144,582
Ford Motor Co., 3/15/26(h)	40,000	47,410
General Motors Co., 4.88%, 10/2/23(a)(d)	96,000	98,924
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100(a)	93,000	97,662
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100(a)	142,000	143,575
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	27,000	28,415
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)(b)	78,000	71,482
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100(a)	73,000	76,361
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	126,000	126,518
3.00%, 5/15/30, Callable 11/15/29 @ 100 (a)	118,000	110,339
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100(a)	100,000	105,548
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100(a)	70,000	70,182
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100(a)(d)	66,000	62,105
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100(a)	80,000	73,090
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100(a)	73,000	66,604
		1,671,728
Consumer Staples (2.1%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 5/13/22 @ 100(a)(b)	156,000	149,868
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100(a)	75,000	74,150
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	50,000	45,662
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100(a)	52,000	56,157
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100(a)	92,000	97,264
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	45,343
		468,444
Energy (4.9%):
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	113,000	114,571
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)(b)	93,000	87,021
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100(a)	65,000	79,826
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100(a)	39,000	39,287
HollyFrontier Corp., 2.63%, 10/1/23(a)	116,000	114,939
Marathon Oil Corp., 6.60%, 10/1/37(a)	105,000	127,950
Pioneer Natural Resources Co.
0.25%, 5/15/25 (a)	105,000	249,804
1.90%, 8/15/30, Callable 5/15/30 @ 100 (a)	109,000	96,612
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100(a)	120,000	120,201
Western Midstream Operating LP, 4.80%, 2/1/30, Callable 11/1/29 @ 100(a)	66,000	65,965
		1,096,176

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Financials (10.7%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	$10,000	$11,461
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100(a)	55,000	55,361
Ares Capital Corp., 4.63%, 3/1/24(a)	135,000	151,931
Bank of America Corp.
4.20%, 8/26/24 (a)	51,000	52,264
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN (a)	100,000	99,724
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)(e)	120,000	109,292
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(a)(e)	146,000	124,979
Cincinnati Financial Corp., 6.13%, 11/1/34(a)(d)	75,000	92,171
Citigroup, Inc.
3.88%, 3/26/25 (d)	35,000	35,448
4.60%, 3/9/26 (a)	36,000	37,363
4.45%, 9/29/27 (a)	63,000	64,949
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100(a)	200,000	199,494
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	49,783
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100(a)	110,000	98,558
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (a)	170,000	168,910
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (a)(e)	135,000	123,221
5.60%, 7/15/41	27,000	32,796
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23(a)(b)	100,000	109,580
Morgan Stanley, 3.13%, 7/27/26, MTN(a)	205,000	203,184
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	42,000	39,047
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100(a)	89,000	79,870
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	40,000	48,996
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100(a)	164,000	157,866
Wells Fargo & Co.
4.30%, 7/22/27, MTN (a)	180,000	187,031
4.90%, 11/17/45 (a)	55,000	60,880
		2,394,159
Health Care (5.9%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	66,000	65,215
4.45%, 5/14/46, Callable 11/14/45 @ 100 (a)	62,000	66,019
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100 (a)	65,000	64,134
2.75%, 10/15/42 (a)	27,000	188,342
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a)(b)	141,000	128,933
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13(a)	73,000	73,281
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100(a)	73,000	74,342
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)(b)	114,000	106,422
Illumina, Inc., 8/15/23(a)(d)(h)	110,000	121,192
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100(a)	91,000	92,012
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	63,000	50,476
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (a)(b)	154,000	141,238
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	44,000	40,009
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100	40,000	36,413
4.00%, 6/22/50, Callable 12/22/49 @ 100 (a)	75,000	63,322
		1,311,350

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Industrials (4.9%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	$37,000	$32,519
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN (a)	120,000	114,506
0.80%, 8/18/24, Callable 7/18/24 @ 100 (a)	58,000	54,602
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100(a)	85,000	79,278
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100(a)	130,000	131,347
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100(a)	195,000	199,350
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100	40,000	37,211
2.90%, 8/25/51, Callable 2/25/51 @ 100	50,000	43,266
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100(a)	60,000	56,055
Rockwell Automation, Inc., 6.25%, 12/1/37(a)	60,000	73,769
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(b)	57,000	52,804
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100(a)	56,000	59,362
Southwest Airlines Co., 1.25%, 5/1/25(a)	115,000	156,451
		1,090,520
Information Technology (5.3%):
Akamai Technologies, Inc., 0.13%, 5/1/25(a)	50,000	66,046
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100(a)	53,000	62,481
Block, Inc., 0.25%, 11/1/27(d)	20,000	18,264
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100(a)	123,000	131,156
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100(a)	153,000	157,048
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100(a)(d)	125,000	140,710
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100(a)	167,000	181,532
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63(b)	38,000	35,994
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100(a)	70,000	70,317
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100(a)	51,000	56,823
Vishay Intertechnology, Inc., 2.25%, 6/15/25	40,000	40,274
Western Digital Corp.
1.50%, 2/1/24 (a)	170,000	164,246
2.85%, 2/1/29, Callable 12/1/28 @ 100	53,000	48,588
		1,173,479
Materials (0.4%):
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	36,000	33,109
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25(a)	66,000	61,861
		94,970
Real Estate (4.1%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	56,000	49,176
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100(a)	285,000	286,339
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(b)	48,000	47,027
Kite Realty Group LP, 0.75%, 4/1/27(a)(b)	70,000	73,426
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100(a)	155,000	155,859
Physicians Realty LP
3.95%, 1/15/28, Callable 10/15/27 @ 100 (a)	60,000	60,655
2.63%, 11/1/31, Callable 8/1/31 @ 100	48,000	43,293
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	49,000	52,733
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100(a)	65,000	66,518
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100(a)	80,000	72,612
		907,638
Utilities (1.6%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100(a)	100,000	87,268
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	40,000	50,143

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100(a)	$105,000	$119,087
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100(a)	65,000	65,653
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	47,000	40,298
		362,449
Total Corporate Bonds (Cost $11,211,572)		11,043,161

Residential Mortgage-Backed Securities (0.2%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.78% (LIBOR01M+132bps), 10/25/32, Callable 4/25/22 @ 100 (e)	52,378	52,790
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/22 @ 100 (a)	3,690	2,410
Total Residential Mortgage-Backed Securities (Cost $55,101)		55,200

Yankee Dollars (10.7%)
Communication Services (0.5%):
Vodafone Group PLC, 5.25%, 5/30/48(a)	89,000	100,174

Consumer Staples (3.9%):
Barry Callebaut Services NV, 5.50%, 6/15/23(b)	275,000	281,522
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100(a)(b)	400,000	401,828
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)(b)	200,000	194,632
		877,982
Energy (0.7%):
Ecopetrol SA, 5.88%, 9/18/23(a)	133,000	136,230
Statoil ASA, 3.95%, 5/15/43	20,000	20,708
		156,938
Financials (2.9%):
Barclays Bank PLC,
2/4/25 (a)(h)	45,000	71,924
2/18/25 (h)	30,000	33,292
HSBC Holdings PLC, 2.87%, 11/22/32, Callable 11/22/31 @ 100(a)	200,000	182,076
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b)	45,000	51,450
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	25,000	24,411
NXP BV/NXP Funding LLC, 4.63%, 6/1/23, Callable 5/1/23 @ 100(a)(b)	200,000	202,978
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100(a)	85,000	77,682
		643,813
Industrials (1.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100(a)	150,000	159,079
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100(a)	60,000	56,402
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	33,000	29,345
		244,826

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Materials (1.4%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100(a)(b)(d)	$200,000	$183,470
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40(a)	50,000	59,963
Vale Overseas Ltd., 6.25%, 8/10/26(a)	63,000	69,112
		312,545
Utilities (0.2%):
Iberdrola International BV, 6.75%, 9/15/33	35,000	42,776
Total Yankee Dollars (Cost $2,431,979)		2,379,054

U.S. Government Mortgage-Backed Agencies (25.3%)
Federal Home Loan Bank
1.10%, 4/29/26 (a)	255,000	239,246

Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	4,120	4,155
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (a)	171,052	166,599
5.50%, 6/1/38	20,268	22,213
7.00%, 9/1/38 (a)	4,947	5,575
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (a)	76,900	78,080
4.50%, 1/1/41 - 7/1/44 (a)	282,563	299,991
Series 4444, Class CH, 3.00%, 1/15/41 (a)	15,545	15,615
2.00%, 3/1/51 (a)	255,058	237,334
		829,562
Federal National Mortgage Association
5.50%, 4/1/22 - 1/1/38 (a)	186,621	201,911
7.00%, 8/1/23 - 12/1/27	42	43
7.50%, 12/1/29 (a)	2,888	3,211
8.00%, 6/1/30	1,620	1,832
8.00%, 9/1/30 (a)	6,372	7,118
7.50%, 2/1/31	8,424	9,181
7.00%, 2/1/32 - 6/1/32 (a)	13,051	14,742
5.00%, 12/1/34 - 3/1/40	50,140	54,050
1.91% (LIBOR12M+166bps), 12/1/36 (a)(e)	24,686	25,198
6.00%, 2/1/37 (a)	44,144	48,998
4.50%, 12/1/38 - 5/25/40 (a)	185,446	191,223
Series 2013-33, Class UD, 2.50%, 4/25/39 - 7/1/51 (a)	755,472	725,110
3.50%, 8/1/39 - 12/25/50 (a)	313,871	317,979
3.00%, 6/1/40 - 5/1/48 (a)	467,635	464,454
4.00%, 11/1/43 - 10/1/48 (a)	358,304	372,324
3.50%, 7/1/46	29,037	29,483
4.00%, 6/1/49	9,559	9,765
2.00%, 3/1/51 (a)	285,770	265,647
2.00%, 4/25/52 (f)	500,000	463,744
2.50%, 4/25/52 (f)	700,000	667,658
3.00%, 4/25/52 (f)	400,000	391,124
3.50%, 5/25/52 (f)	300,000	299,307
		4,564,102
Government National Mortgage Association
6.00%, 12/15/33 (a)	8,956	9,876
Total U.S. Government Mortgage-Backed Agencies (Cost $5,806,051)		5,642,786

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (2.1%)
U.S. Treasury Bonds, 1.25%, 5/15/50 (a)	$222,000	$165,702
U.S. Treasury Notes
1.25%, 5/31/28 (a)	86,000	80,068
1.63%, 5/15/31 (a)	247,000	232,643
Total U.S. Treasury Obligations (Cost $498,570)		478,413

Collateral for Securities Loaned (4.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	19,607	19,607
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	549,985	549,985
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	9,785	9,785
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	78,023	78,023
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	350,806	350,806
Total Collateral for Securities Loaned (Cost $1,008,206)		1,008,206
Total Investments (Cost $24,776,206) — 108.7%		24,259,584
Liabilities in excess of other assets — (8.7)%		(1,945,693)
NET ASSETS - 100.00%		$22,313,891

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $3,168,999 and amounted to 14.2% of net assets.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	All or a portion of this security is on loan.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	Rate disclosed is the daily yield on March 31, 2022.
(h)	Zero-coupon bond.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	5	6/30/22	$1,074,310	$1,059,609	$(14,701)
5-Year U.S. Treasury Note Futures	5	6/30/22	584,010	573,438	(10,572)
Mexican Peso Currency Futures	10	6/13/22	233,500	248,650	15,150
Ultra Long Term U.S. Treasury Bond Futures	8	6/21/22	1,474,028	1,417,000	(57,028)
					$(67,151)

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2022
(Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	12	6/21/22	$1,520,935	$1,474,500	$46,435
Canadian Dollar Futures	4	6/14/22	311,880	320,360	(8,480)
Japanese Yen Futures	4	6/13/22	435,000	411,875	23,125
Micro E-Mini S&P 500 Futures	39	6/20/22	820,212	883,496	(63,284)
					$(2,204)

	Total unrealized appreciation				$84,710
	Total unrealized depreciation				(154,065)
	Total net unrealized appreciation (depreciation)				$(69,355)

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.9%)
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 6/18/24 @ 100	$1,815,000	$1,726,309
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 7/15/24 @ 100	434,000	410,539
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 7/20/23 @ 100	1,168,000	1,132,959
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 10/16/24 @ 100 (a)	886,000	841,072
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (b)	811,132	795,162
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 12/15/23 @ 100	1,144,000	1,122,143
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 2/15/24 @ 100	1,125,000	1,094,093
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 2/15/24 @ 100	915,000	898,356
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	2,200,000	2,109,725
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(b)	731,000	719,193
Westlake Automobile Receivables, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 2/15/25 @ 100 (a)(b)	1,000,000	988,455
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (a)(b)	1,230,000	1,191,246
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (a)(b)	1,223,000	1,165,371
Total Asset-Backed Securities (Cost $14,667,779)		14,194,623

Collateralized Mortgage Obligations (9.5%)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48, Callable 9/15/25 @ 100	460,000	461,425
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 11/10/25 @ 100	509,227	510,154
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 12/10/25 @ 100	525,000	531,666
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58	489,000	483,062
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	465,000	461,822
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 7/15/25 @ 100 (a)	493,000	497,567
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 9/10/25 @ 100	392,000	396,021
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 (a)	581,000	587,255
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 4/15/25 @ 100 (a)	667,000	667,044

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 7/15/25 @ 100 (a)	$517,000	$518,979
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48 (a)	539,000	544,006
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 3/15/26 @ 100	696,000	686,578
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.36% (LIBOR03M+112bps), 1/15/31, Callable 4/15/22 @ 100 (a)(b)(c)	2,000,000	1,989,794
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100	743,000	750,173
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 (a)	504,000	502,209
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 (a)	510,159	512,528
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 3/15/25 @ 100 (a)	610,000	604,387
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49, Callable 1/15/26 @ 100	571,000	572,814
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 5/15/49, Callable 3/15/26 @ 100	503,000	500,296
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.49% (LIBOR03M+125bps), 1/15/30, Callable 4/15/22 @ 100 (a)(b)(c)	2,825,000	2,811,392
Voya CLO Ltd., Series 2017-4A, Class A1, 1.37% (LIBOR03M+113bps), 10/15/30, Callable 4/15/22 @ 100 (a)(b)(c)	2,000,000	1,993,900
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 4/15/25 @ 100 (a)	732,000	734,658
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 (a)	532,000	538,876
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 7/15/25 @ 100 (a)	573,000	577,016
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 10/15/25 @ 100	570,000	574,750
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable 6/15/25 @ 100	638,000	641,881
Total Collateralized Mortgage Obligations (Cost $20,027,576)		19,650,253

Preferred Stocks (3.1%)
Financials (1.3%):
AMG Capital Trust II, 10/15/37, 5.15% (a)	11,795	654,630
Bank of America Corp., Series L, 7.25% (a)(d)	655	859,688
KKR & Co., Inc., Series C, 9/15/23, 6.00% (a)	6,495	482,643
Wells Fargo & Co., Series L, 7.50% (a)(d)	550	728,750
		2,725,711
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00%	146	230,569

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (0.3%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (a)	6,815	$599,107

Utilities (1.4%):
American Electric Power Co., Inc., 8/15/23, 6.13% (e)	3,530	197,221
CenterPoint Energy, Inc., 9/15/29, 4.57%	3,880	197,647
Dominion Energy, Inc., Series A, 6/1/22, 7.25% (a)	6,660	676,323
DTE Energy Co., 11/1/22, 6.25% (a)	10,175	542,226
NextEra Energy, Inc., 3/1/23, 5.28% (a)	14,070	733,750
NiSource, Inc., 3/1/24, 7.75%	735	87,450
The Southern Co., Series 2019, 8/1/22, 6.75% (a)	8,901	486,084
		2,920,701
Total Preferred Stocks (Cost $6,503,965)		6,476,088

Corporate Bonds (51.0%)
Communication Services (2.8%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	$2,500,000	2,371,700
CenturyLink, Inc., 6.75%, 12/1/23	424,000	440,850
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	496,000	508,187
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,388,000	1,417,009
Verizon Communications, Inc.
3.38%, 2/15/25 (a)	354,000	358,322
1.61% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	827,000	837,652
		5,933,720
Consumer Discretionary (7.1%):
Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100	2,500,000	2,345,075
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,632,000	2,639,606
Booking Holdings, Inc., 0.75%, 5/1/25(a)(e)	525,000	766,841
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100(a)	3,027,000	3,075,765
Expedia Group, Inc., 3.60%, 12/15/23, Callable 11/15/23 @ 100(a)	1,020,000	1,026,742
Expedia Group, Inc., 2/15/26(a)(e)(h)	590,000	710,862
Ford Motor Co., 3/15/26(h)	290,000	343,723
General Motors Co., 4.88%, 10/2/23(a)(e)	1,297,000	1,336,507
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100(e)	1,194,000	1,210,274
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100(a)	1,247,000	1,260,829
		14,716,224
Consumer Staples (1.7%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 5/13/22 @ 100(a)(b)	1,372,000	1,318,067
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100(a)	322,000	333,328
Keurig Dr Pepper, Inc., 4.06%, 5/25/23(a)	695,000	706,947
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,192,557
		3,550,899
Energy (3.3%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	400,000	402,020
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	812,134
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)(b)	797,000	745,761
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100(a)	329,000	331,418
HollyFrontier Corp., 2.63%, 10/1/23(a)	971,000	962,115

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Pioneer Natural Resources Co.
0.55%, 5/15/23	$1,130,000	$1,104,835
0.25%, 5/15/25 (a)	595,000	1,415,559
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100(a)	1,010,000	1,011,697
		6,785,539
Financials (15.2%):
Ares Capital Corp., 4.63%, 3/1/24(a)	730,000	821,556
Bank of America Corp.
4.20%, 8/26/24 (a)	1,660,000	1,701,135
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (c)	1,350,000	1,291,788
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	688,193
1.34%, 12/6/24, Callable 12/6/23 @ 100	1,695,000	1,644,964
2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100 (c)	2,052,000	2,009,093
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(c)	2,772,000	2,748,687
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 5/13/22 @ 101.44(a)(b)	772,000	779,874
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,660,000	1,644,313
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	809,275
Ford Motor Credit Co. LLC, 3.10%, 5/4/23(a)	1,500,000	1,498,545
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,549,000	1,602,921
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100(b)	1,488,000	1,489,503
JPMorgan Chase & Co.
2.30%, 10/15/25, Callable 10/15/24 @ 100	3,000,000	2,931,210
2.60%, 2/24/26, Callable 2/24/25 @ 100 (e)	933,000	916,430
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23(a)(b)	800,000	876,640
Morgan Stanley, 0.53%, 1/25/24, Callable 1/25/23 @ 100	2,575,000	2,533,414
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	300,000	367,467
The Bank of New York Mellon Corp., 0.75%, 1/28/26, Callable 12/28/25 @ 100, MTN(e)	1,097,000	1,015,624
The Goldman Sachs Group, Inc., 2.03% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100(a)(c)(e)	1,500,000	1,548,195
Wells Fargo & Co.
0.81%, 5/19/25, Callable 5/19/24 @ 100, MTN	585,000	558,769
2.41%, 10/30/25, Callable 10/30/24 @ 100, MTN	2,077,000	2,035,356
		31,512,952
Health Care (6.3%):
AbbVie, Inc., 3.85%, 6/15/24, Callable 3/15/24 @ 100	2,545,000	2,594,831
Anthem, Inc., 2.75%, 10/15/42(a)	110,000	767,318
Biogen, Inc., 3.63%, 9/15/22	1,025,000	1,033,712
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13(a)	621,000	623,391
HCA, Inc., 5.00%, 3/15/24	2,479,000	2,569,682
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100(a)	560,000	563,522
Illumina, Inc., 8/15/23(a)(e)(h)	530,000	583,928
Mylan, Inc., 3.13%, 1/15/23(b)	2,479,000	2,489,858
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100(a)(b)	1,387,000	1,272,059
Viatris, Inc., 1.13%, 6/22/22	525,000	524,864
		13,023,165
Industrials (3.5%):
Air Lease Corp., 0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN(a)	2,480,000	2,366,466
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100(a)	1,115,000	1,126,552

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 5/13/22 @ 104.31(a)	$725,000	$742,806
Southwest Airlines Co.
4.75%, 5/4/23	1,937,000	1,980,466
1.25%, 5/1/25 (a)	710,000	965,912
		7,182,202
Information Technology (4.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25(a)	375,000	495,345
Block, Inc., 0.25%, 11/1/27(e)	195,000	178,074
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100(a)	2,175,000	2,201,165
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100(a)	1,173,000	1,204,038
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100(a)(e)	730,000	821,746
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	496,000	514,074
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	953,779
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5(b)	642,000	615,184
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,029,450
Vishay Intertechnology, Inc., 2.25%, 6/15/25	225,000	226,539
Western Digital Corp., 1.50%, 2/1/24(a)	995,000	961,319
		9,200,713
Materials (2.9%):
Celanese US Holdings LLC, 4.63%, 11/15/22(a)	855,000	867,834
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100(b)	1,987,000	1,889,796
Nucor Corp., 4.00%, 8/1/23	1,190,000	1,213,848
Southern Copper Corp., 3.88%, 4/23/25	2,050,000	2,072,283
		6,043,761
Real Estate (2.7%):
American Tower Corp., 3.00%, 6/15/23(a)	1,000,000	1,003,970
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	750,000	754,965
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(b)	638,000	625,068
Kite Realty Group LP, 0.75%, 4/1/27(a)(b)	435,000	456,289
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100(a)	1,629,000	1,631,639
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	250,000	250,752
Weingarten Realty Investors
3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	365,000	366,613
3.50%, 4/15/23, Callable 1/15/23 @ 100	497,000	500,797
		5,590,093
Utilities (1.1%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	588,000	579,233
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100(a)	591,000	604,439
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,129,000	1,113,217
		2,296,889
Total Corporate Bonds (Cost $106,692,099)		105,836,157

Residential Mortgage-Backed Securities (3.0%)
Bear Stearns ALT-A Trust, Series 2003-3, Class 2A, 2.82%, 10/25/33, Callable 4/25/22 @ 100 (a)(f)	1,062,047	1,017,991
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	1,047	1,047

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.46%, 11/25/34, Callable 4/25/22 @ 100 (a)(f)	$792,224	$765,772
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 8/25/28 @ 100 (a)	15,494	14,755
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/22 @ 100 (a)	6,680	4,362
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/22 @ 100 (a)	44,062	39,451
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.86%, 10/25/29, Callable 9/25/23 @ 100 (a)(b)(f)	1,473,596	1,447,808
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 6/25/29 @ 100 (a)(b)(f)	708,846	680,191
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.50% (LIBOR03M+120bps), 7/29/30, Callable 4/29/22 @ 100 (a)(b)(c)	2,250,000	2,242,188
Total Residential Mortgage-Backed Securities (Cost $6,369,544)		6,213,565

Yankee Dollars (12.2%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23(b)	503,000	506,511

Consumer Discretionary (1.0%):
Stellantis NV, 5.25%, 4/15/23	2,048,000	2,094,981

Consumer Staples (3.8%):
Barry Callebaut Services NV, 5.50%, 6/15/23(b)	2,346,000	2,401,642
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100(a)(b)	2,391,000	2,401,927
Pernod Ricard SA, 4.25%, 7/15/22(a)(b)	833,000	839,689
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100(a)(b)	2,122,000	2,125,713
		7,768,971
Energy (1.6%):
Canadian Natural Resources Ltd.
2.95%, 1/15/23, Callable 12/15/22 @ 100	1,305,000	1,311,225
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,180,000	1,196,154
Ecopetrol SA, 5.88%, 9/18/23(a)	846,000	866,549
		3,373,928
Financials (3.1%):
Barclays Bank PLC,
2/4/25 (a)(h)	270,000	431,546
2/18/25 (h)	230,000	255,238
HSBC Holdings PLC, 1.16% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100(c)	1,000,000	966,180
NXP BV/NXP Funding LLC, 4.63%, 6/1/23, Callable 5/1/23 @ 100(a)(b)(e)	3,406,000	3,456,715
The Toronto-Dominion Bank, 2.35%, 3/8/24(e)	1,359,000	1,350,955
		6,460,634
Industrials (0.8%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	1,010,691
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	606,000	576,864
		1,587,555

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Materials (1.4%):
Anglo American Capital PLC, 3.63%, 9/11/24(b)	$2,880,000	$2,887,719

Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	655,000	662,926
Total Yankee Dollars (Cost $25,874,370)		25,343,225

U.S. Government Mortgage-Backed Agencies (4.0%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	452,777	488,615
5.50%, 10/25/23 (a)	1,200	1,217
7.00%, 9/1/38 (a)	2,374	2,676
Series 4320, Class AP, 3.50%, 7/15/39 (a)	718,015	730,417
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	2,032,708	2,026,596
Series 4444, Class CH, 3.00%, 1/15/41 (a)	284,996	286,266
Series 4049, Class AB, 2.75%, 12/15/41 (a)	68,763	68,950
		3,604,737
Federal National Mortgage Association
6.00%, 2/1/37 (a)	765,206	849,354
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	259,867	260,252
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,582,977	1,620,570
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	27,865	27,885
5.00%, 2/1/41 - 10/1/41 (a)	1,793,197	1,935,872
		4,693,933
Total U.S. Government Mortgage-Backed Agencies (Cost $8,410,993)		8,298,670

U.S. Treasury Obligations (5.9%)
U.S. Treasury Notes
0.75%, 11/15/24 (a)	8,579,000	8,199,647
1.50%, 2/15/25	4,078,000	3,964,581
Total U.S. Treasury Obligations (Cost $12,577,837)		12,164,228

Collateral for Securities Loaned (1.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	70,256	70,256
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	1,970,670	1,970,670
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	35,061	35,061
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	279,567	279,567
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	1,256,986	1,256,986
Total Collateral for Securities Loaned (Cost $3,612,540)		3,612,540
Total Investments (Cost $204,736,703) — 97.3%		201,789,349
Other assets in excess of liabilities — 2.7%		5,584,683
NET ASSETS - 100.00%		$207,374,032

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $45,889,304 and amounted to 22.1% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2022
(Unaudited)

(e)	All or a portion of this security is on loan.
(f)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(g)	Rate disclosed is the daily yield on March 31, 2022.
(h)	Zero-coupon bond.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	35	6/30/22	$7,520,173	$7,417,266	$(102,907)
Mexican Peso Currency Futures	91	6/13/22	2,124,852	2,262,715	137,863
					$34,956

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	21	6/21/22	$2,658,321	$2,580,375	$77,946
5-Year U.S. Treasury Note Futures	82	6/30/22	9,655,856	9,404,375	251,481
Canadian Dollar Futures	40	6/14/22	3,118,799	3,203,600	(84,801)
Japanese Yen Futures	38	6/13/22	4,132,499	3,912,812	219,687
Micro E-Mini S&P 500 Futures	189	6/20/22	3,961,442	4,281,559	(320,117)
Ultra Long Term U.S. Treasury Bond Futures	4	6/21/22	736,900	708,500	28,400
					$172,596

	Total unrealized appreciation				$715,377
	Total unrealized depreciation				(507,825)
	Total net unrealized appreciation (depreciation)				$207,552

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2022 (b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 37	5.00%	12/20/26	Quarterly	3.45%	$8,000,000	$427,321	$689,600	$(262,279)
						$427,321	$689,600	$(262,279)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.7%)
Communication Services (0.5%):
Altice USA, Inc., Class A (a)	38,825	$484,536
iHeartMedia, Inc., Class A (a)	30,500	577,365
Nexstar Media Group, Inc., Class A	1,481	279,139
Sinclair Broadcast Group, Inc., Class A	17,500	490,350
		1,831,390
Consumer Discretionary (0.0%):(b)
Men's Wearhouse, Inc.	31,563	35,508

Health Care (0.2%):
Surgery Partners, Inc. (a)	9,390	516,920
Total Common Stocks (Cost $2,143,123)		2,383,818

Senior Secured Loans (21.0%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 3.75% (SOFR03M+325bps), 1/27/29 (c)	$2,250,000	2,221,875
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (c)	4,200,000	4,156,236
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 3/14/25 (c)	1,989,710	1,974,071
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (c)	1,953,846	1,869,186
Bausch Health Cos., Inc., Term B, First Lien, 1/27/27 (d)(e)	3,000,000	2,966,250
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 7.25% (SOFR01M+650bps), 2/14/27 (c)	2,750,000	2,516,250
CP Atlas Buyer, Inc., Term B Loans, First Lien, 4.25% (LIBOR03M+375bps), 11/23/27 (c)	1,990,213	1,930,825
Dayco Products LLC, Term Loans, First Lien, 4.76% (LIBOR03M+425bps), 5/19/24 (c)	952,500	931,859
Diamond Sports Group LLC, Term Loan Second Lien, Second Lien, 3.54% (SOFR01M+325bps), 8/24/26 (c)(e)	7,062,063	2,387,895
Diamond Sports Group LLC, Term Loan, First Lien, 9.00% (SOFR01M+800bps), 5/25/26 (c)	523,623	530,241
Endo Luxembourg Finance Co. I S.a.r.l., Term B-1, First Lien, 5.75% (LIBOR03M+500bps), 3/25/28 (c)	3,471,215	3,243,781
Envision Healthcare Corp., Initial Term Loans, First Lien, 10/10/25 (d)(e)	3,125,000	2,067,719
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.25% (LIBOR06M+425bps), 10/2/25 (c)	989,975	981,620
Great Outdoors Group LLC, Term B1, First Lien, 4.50% (LIBOR03M+375bps), 3/5/28 (c)	3,609,363	3,591,316
Intelsat Jackson Holdings S.A., Term B Loan, First Lien, 4.75% (SOFR06M+425bps), 1/27/29 (c)	3,250,000	3,192,118
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 5.50% (LIBOR03M+475bps), 6/30/28 (c)	1,578,534	1,369,946

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Knight Health Holdings LLC, Term B Loans, First Lien, 5.75% (LIBOR01M+525bps), 12/17/28 (c)	$3,990,000	$3,615,938
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (c)	805,183	800,150
LifeScan Global Corp., Initial Term Loan, First Lien, 6.21% (LIBOR03M+600bps), 10/1/24 (c)	3,904,202	3,718,753
Lucid Energy Group II Borrower LLC, Term Loan, First Lien, 5.00% (LIBOR01M+425bps), 11/24/28 (c)	4,488,750	4,446,690
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (c)	1,000,000	1,036,250
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (c)	4,457,487	4,409,748
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (c)	1,666,625	1,659,675
Radiology Partners, Inc., Term Loan New, First Lien, 4.72% (LIBOR01M+425bps), 7/9/25 (c)	2,000,000	1,971,080
SWF Holdings Corp. I, Initial Term Loans, First Lien, 4.75% (LIBOR01M+400bps), 10/6/28 (c)	4,350,000	4,212,236
Team Health Holdings, Inc., Facility EXTENDING TLB, First Lien, 6.25% (SOFR01M+525bps), 2/17/27 (c)	1,302,979	1,237,283
The Men's Wearhouse LLC, Term Loan, First Lien, 9.00% (LIBOR03M+800bps), 12/1/25 (c)	1,701,726	1,584,017
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/15/28 (c)	3,973,731	3,719,293
Traverse Midstream Partners LLC, Advance, First Lien, 5.25% (SOFR03M+425bps), 9/27/24 (c)	1,947,396	1,936,841
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (c)	1,485,000	1,465,205
Total Senior Secured Loans (Cost $73,466,539)		71,744,347

Corporate Bonds (66.3%)
Communication Services (12.1%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88(f)(g)	3,500,000	3,287,515
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(g)	5,500,000	4,898,850
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38(f)(g)	4,960,000	4,960,298
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38(g)	4,200,000	3,922,128
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(g)(h)	3,250,000	3,127,637
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(g)	2,750,000	2,554,145
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	4,510,000	4,662,258
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22(g)	4,000,000	4,050,280
Scripps Escrow II, Inc., 5.38%, 1/15/31, Callable 1/15/26 @ 102.69(f)(g)	1,600,000	1,537,232
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(g)(h)	3,500,000	3,038,350
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5(h)	3,000,000	3,016,440
Univision Communications, Inc., 5.13%, 2/15/25, Callable 4/25/22 @ 100.85(f)(g)	2,500,000	2,501,425
		41,556,558
Consumer Discretionary (15.4%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(g)	1,800,000	1,843,110

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(g)(h)	$4,750,000	$4,640,038
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56(f)(g)	4,800,000	4,156,080
American Axle & Manufacturing, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(f)	4,100,000	3,843,873
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94(f)	2,000,000	1,931,680
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25(g)	4,000,000	4,150,720
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(g)	2,050,000	1,919,599
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(g)(h)	4,000,000	3,995,400
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(g)(h)	550,000	468,881
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	140,000	148,954
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,475,000	2,509,551
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(g)	900,000	841,617
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88(g)(h)	3,600,000	3,717,648
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (g)	2,000,000	1,721,780
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (g)	3,800,000	3,253,674
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31(f)(g)	3,000,000	2,956,200
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 4/14/22 @ 104.13(g)	3,000,000	3,123,750
Tenneco, Inc., 5.00%, 7/15/26, Callable 5/13/22 @ 102.5(f)	4,350,000	4,278,268
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(g)(h)	2,700,000	2,997,243
		52,498,066
Consumer Staples (1.1%):
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(g)	1,370,000	1,284,690
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(g)	2,800,000	2,392,712
		3,677,402
Energy (5.8%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(g)	3,450,000	3,445,550
Antero Resources Corp.
8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (g)	1,964,000	2,171,241
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (g)(h)	750,000	811,965
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 5/13/22 @ 104.63(g)	2,000,000	2,020,580
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 6/15/22 @ 103.5(g)	1,500,000	1,517,490
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(g)	4,776,000	4,916,558
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 5/15/25, Callable 5/15/22 @ 104.63 (f)(g)	2,000,000	2,057,760
6.00%, 2/15/28, Callable 2/15/23 @ 103	1,750,000	1,406,825
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	1,350,000	1,361,245
		19,709,214
Financials (7.5%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(g)	1,500,000	1,432,905
BCPE Ulysses Intermediate, Inc., 7.75%, 4/1/27, Callable 4/1/23 @ 102(g)(i)	1,450,000	1,316,948
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(g)	2,200,000	2,068,066
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(g)	1,950,000	1,865,195
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25(g)	3,000,000	3,128,790
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25(g)(h)	2,250,000	2,258,257

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25(f)(g)(h)	$4,100,000	$3,512,675
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(g)	4,390,000	4,191,967
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(f)(g)	4,800,000	3,936,480
White Capital Parent LLC, 8.25%, 3/15/26, Callable 5/13/22 @ 102(g)	2,100,000	2,069,508
		25,780,791
Health Care (7.7%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/13/22 @ 102(f)(g)(h)	3,125,000	2,702,875
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(g)(h)	2,250,000	1,771,358
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(f)(g)	5,450,000	5,085,014
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63(g)	3,714,000	3,824,380
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(g)(h)	2,985,000	2,999,268
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 5/13/22 @ 104.88(g)	3,000,000	3,140,850
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/28/22 @ 100(f)(g)	3,250,000	2,924,252
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(g)	4,000,000	4,065,800
		26,513,797
Industrials (12.0%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/13/22 @ 100(g)	1,450,000	1,348,152
American Airlines, Inc., 11.75%, 7/15/25(g)	3,500,000	4,088,175
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(g)	1,850,000	1,843,673
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/13/22 @ 103.19(g)	3,000,000	3,080,940
Cornerstone Building Brands, Inc., 6.13%, 1/15/29, Callable 9/15/23 @ 103.06(g)(h)	3,000,000	2,786,250
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(g)	2,800,000	2,510,508
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(g)	3,000,000	3,123,420
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(g)	2,050,000	2,020,664
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(g)	2,000,000	1,881,880
SRS Distribution, Inc.
6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (f)(g)	1,125,000	1,044,833
6.00%, 12/1/29, Callable 12/1/24 @ 103 (g)	3,000,000	2,783,160
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(g)(h)	5,000,000	4,548,100
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	1,325,000	1,239,697
Triumph Group, Inc., 6.25%, 9/15/24, Callable 5/13/22 @ 101.56(g)	3,525,000	3,505,048
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(g)	3,000,000	2,708,760
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63(g)	2,250,000	2,388,352
		40,901,612
Information Technology (1.7%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(g)	3,750,000	4,022,287
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 5/13/22 @ 103.75(g)	1,800,000	1,708,218
		5,730,505
Materials (2.0%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	3,000,000	2,827,500
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(g)	1,800,000	1,806,840

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(g)	$2,250,000	$2,123,798
		6,758,138
Real Estate (1.0%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 4/28/22 @ 103.75(g)	3,371,000	3,367,326
Total Corporate Bonds (Cost $234,360,399)		226,493,409

Yankee Dollars (8.5%)
Communications (1.4%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(g)	6,050,000	4,617,965

Consumer Discretionary (0.6%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(g)	2,000,000	1,995,500

Energy (0.9%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25(g)	3,000,000	3,107,640

Health Care (0.7%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/19/22 @ 102.04(g)	2,448,000	2,467,119

Industrials (2.6%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 5/13/22 @ 103.94(f)(g)	4,500,000	4,407,165
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(f)(g)	4,750,000	4,470,082
		8,877,247
Information Technology (0.7%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(g)	2,500,000	2,423,200

Materials (1.6%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 5/13/22 @ 101.94(g)(h)	2,000,000	1,989,040
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56(g)	3,900,000	3,603,483
		5,592,523
Total Yankee Dollars (Cost $30,018,037)		29,081,194

Exchange-Traded Funds (1.3%)
Invesco Senior Loan ETF (f)(h)	107,000	2,329,390
SPDR Blackstone Senior Loan ETF (f)(h)	50,750	2,281,720
Total Exchange-Traded Funds (Cost $4,706,377)		4,611,110

Collateral for Securities Loaned (16.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (j)	1,103,765	1,103,765
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (j)	30,960,494	30,960,494
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (j)	550,833	550,833
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (j)	4,392,172	4,392,172

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (j)	19,748,064	$19,748,064
Total Collateral for Securities Loaned (Cost $56,755,328)		56,755,328
Total Investments (Cost $401,449,803) — 114.4%		391,069,206
Liabilities in excess of other assets — (14.4)%		(49,250,484)
NET ASSETS - 100.00%		$341,818,722

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(d)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(f)	All or a portion of this security is on loan.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $228,348,312 and amounted to 66.8% of net assets.
(h)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(i)	Coupon may be 8.50% PIK.
(j)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.6%)
Arkansas (1.9%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable @100	$750,000	$668,656
University of Central Arkansas Revenue, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	240,237
		908,893
California (1.6%):
Golden State Tobacco Securitization Corp. Revenue, Series A2, 5.00%, 6/1/47, Pre-refunded 6/1/22 @ 100	275,000	276,770
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, 4.00%, 5/1/52, Continuously Callable @100	500,000	512,475
		789,245
Colorado (1.6%):
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously Callable @103	750,000	785,944

Connecticut (4.5%):
Connecticut Health and Educational Facilities Authority Revenue, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,162,282

Florida (10.8%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100	400,000	418,054
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	500,000	490,502
County of Miami-Dade Seaport Department Revenue, 4.00%, 10/1/50, Continuously Callable @100	500,000	518,254
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable @100	500,000	533,525
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100	500,000	513,424
Miami-Dade County Public Facilities Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,172,660
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	500,000	541,917
		5,188,336
Georgia (1.4%):
Appling County Development Authority Revenue, 0.56%, 9/1/41, Continuously Callable @100 (a)	650,000	650,000

Guam (2.2%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,072,469

Illinois (23.1%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100	2,275,000	2,573,648
Chicago Transit Authority Sales Tax Receipts Revenue, Series 2014, 5.00%, 12/1/44, Continuously Callable @100	1,450,000	1,548,617
City of Chicago Wastewater Transmission Revenue
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,073,314
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,063,466
City of Chicago, GO, Series A, 5.50%, 1/1/49, Callable 1/1/29 @ 100, Continuously Callable @100	1,000,000	1,089,948
Illinois, GO, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,082,238

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Sales Tax Securitization Corp. Revenue, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	$1,500,000	$1,685,528
		11,116,759
Iowa (0.9%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	445,843

Massachusetts (1.8%):
University of Massachusetts Building Authority Revenue
5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	220,000	236,886
Series 1-2021, 5.00%, 11/1/39, Continuously Callable @100	410,000	439,446
Series 1-2021, 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	190,000	204,584
		880,916
Michigan (1.0%):
Michigan Finance Authority Revenue, 4.00%, 12/1/51, Continuously Callable @100	500,000	502,545

Missouri (2.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (b)	1,150,000	1,200,961

New Jersey (8.0%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100	885,000	967,747
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,106,893
Series BB, 3.50%, 6/15/46, Continuously Callable @100	200,000	187,769
Tobacco Settlement Financing Corp. Revenue, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,605,133
		3,867,542
New York (12.3%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,681,011
Metropolitan Transportation Authority Revenue, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	509,984
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100	200,000	201,667
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100 (b)(c)	330,000	304,409
Port Authority of New York & New Jersey Revenue, 5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,042,565
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,170,342
		5,909,978
North Carolina (5.5%):
City of Charlotte Certificate of Participation, 4.00%, 6/1/49, Continuously Callable @100	1,670,000	1,763,952
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100	500,000	491,284
Series A, 4.00%, 10/1/50, Continuously Callable @103	350,000	365,552
		2,620,788
Ohio (7.3%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	1,035,140
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	500,000	546,926
County of Hardin Economic Development Facilities Revenue, 5.00%, 5/1/30, Continuously Callable @103	350,000	361,482

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100	$1,500,000	$1,586,838
		3,530,386
Pennsylvania (5.2%):
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	1,000,000	1,131,300
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,346,617
		2,477,917
Texas (2.5%):
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	500,000	514,142
Port of Port Arthur Navigation District Revenue, Series B, 0.51%, 4/1/40, Continuously Callable @100 (a)	700,000	700,000
		1,214,142
Utah (3.5%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (b)	368,503	369,581
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	250,000	217,492
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,084,472
		1,671,545
Wisconsin (1.0%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously Callable @103	500,000	457,123
Total Municipal Bonds (Cost $47,291,936)		47,453,614
Total Investments (Cost $47,291,936) — 98.6%		47,453,614
Other assets in excess of liabilities — 1.4%		675,387
NET ASSETS - 100.00%		$48,129,001

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $1,874,951 and amounted to 3.9% of net assets.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.6% of net assets.

GO—General Obligation
IDA—Industrial Development Authority

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.8%)
Arizona (6.5%):
Arizona IDA Revenue
4.00%, 7/15/51, Continuously Callable @100 (a)	$500,000	$475,450
4.00%, 12/15/51, Continuously Callable @100 (a)	700,000	662,956
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100	280,000	284,743
Maricopa County IDA Revenue, 4.00%, 10/15/47, Continuously Callable @104 (a)	500,000	492,494
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100 (a)	1,000,000	815,714
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (a)	500,000	457,357
		3,188,714
California (0.9%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49, Continuously Callable @100	250,000	276,889
Golden State Tobacco Securitization Corp. Revenue, Series A2, 5.00%, 6/1/47, Pre-refunded 6/1/22 @ 100	180,000	181,159
		458,048
Delaware (1.0%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously Callable @100	500,000	482,845

District of Columbia (1.0%):
District of Columbia Tobacco Settlement Financing Corp. Revenue, 6.50%, 5/15/33	460,000	482,284

Florida (7.3%):
Escambia County Health Facilities Authority Revenue, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	874,605
Florida Development Finance Corp. Revenue, 4.00%, 7/1/55, Continuously Callable @100	500,000	450,767
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @100 (a)	500,000	452,748
Seminole County IDA Revenue, 4.00%, 6/15/56, Continuously Callable @100 (a)	705,000	650,892
Sumter County Village Community Development District No. 10 Special Assessment Revenue, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,145,000	1,180,502
		3,609,514
Georgia (1.6%):
Appling County Development Authority Revenue, 0.56%, 9/1/29, Continuously Callable @100 (b)	300,000	300,000
The Burke County Development Authority Revenue, Series 1, 0.53%, 7/1/49, Continuously Callable @100 (b)	500,000	500,000
		800,000
Illinois (10.4%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,696,911
City of Chicago, GO, Series A, 5.50%, 1/1/49, Callable 1/1/29 @ 100, Continuously Callable @100	1,000,000	1,089,948
Illinois, GO
5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,041,119
5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,301,399
		5,129,377
Indiana (3.2%):
Indiana Finance Authority Revenue
4.13%, 12/1/26	1,000,000	1,061,601

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/55, Continuously Callable @100	$500,000	$517,458
		1,579,059
Iowa (1.9%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/48, Continuously Callable @100	500,000	514,388
Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	445,843
		960,231
Maryland (0.4%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable @100	200,000	207,274

Massachusetts (2.1%):
Massachusetts Development Finance Agency Revenue, 4.00%, 10/1/32, Continuously Callable @105 (a)	300,000	318,422
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100	200,000	200,121
Series 2011, 5.63%, 7/1/29, Continuously Callable @100	410,000	410,245
Series 2011, 5.63%, 7/1/33, Continuously Callable @100	100,000	100,056
		1,028,844
Minnesota (0.8%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103	400,000	375,075

Missouri (1.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (a)	500,000	522,157

New Hampshire (2.6%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103	500,000	513,903
Series B, 3.75%, 7/1/45, (Put Date 7/2/40) (a)(c)	750,000	751,217
		1,265,120
New Jersey (6.2%):
New Jersey Economic Development Authority Revenue, Series S, 4.00%, 6/15/50, Continuously Callable @100	450,000	458,735
New Jersey Economic Development Authority School Facilities Construction Revenue, Series 2015 WW, 5.25%, 6/15/32, Pre-refunded 6/15/25 @ 100	1,000,000	1,099,688
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	544,896
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	495,000	495,264
New Jersey Transportation Trust Fund Authority Revenue, Series BB, 3.50%, 6/15/46, Continuously Callable @100	500,000	469,422
		3,068,005
New Mexico (2.0%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	500,000	525,814
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (a)	500,000	463,603
		989,417
New York (9.4%):
Build NYC Resource Corp. Revenue
4.00%, 6/15/51, Continuously Callable @100	500,000	475,565
Series A, 5.00%, 6/15/51, Continuously Callable @100 (a)	100,000	106,038
Huntington Local Development Corp. Revenue, Series S, 3.00%, 7/1/25	500,000	488,934
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	365,000	416,222

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	$500,000	$509,984
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100 (a)(d)	1,000,000	922,451
4.00%, 7/1/40, Continuously Callable @100	200,000	205,224
New York Transportation Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	750,000	834,878
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	250,000	250,966
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable @100 (a)	500,000	427,044
		4,637,306
North Carolina (3.0%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable @103	250,000	262,540
University of North Carolina Hill Revenue, 5.00%, 2/1/49	1,000,000	1,228,940
		1,491,480
North Dakota (2.0%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	991,744

Ohio (3.6%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	1,035,140
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103	500,000	507,615
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable @100	225,000	229,547
		1,772,302
Oklahoma (0.0%):(e)
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue, Series 2012, 1/1/32, Continuously Callable @100 (d)(f)(g)	1,885,000	9,859

Oregon (1.8%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	524,716
Series A, 5.38%, 11/15/55, Continuously Callable @102	100,000	106,223
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable @103	250,000	250,282
		881,221
Pennsylvania (2.3%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100	500,000	556,458
Pennsylvania Economic Development Financing Authority Revenue, 9.00%, 4/1/51, (Put Date 4/13/28) (a)(c)	500,000	589,006
		1,145,464
South Carolina (4.0%):
County of Richland SC Special Assessment, 3.63%, 11/1/31, Continuously Callable @103 (a)	290,000	270,939
Lancaster County Walnut Creek Improvement District Assessment Refunding Revenue, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,715,186
		1,986,125
South Dakota (0.7%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 5/13/22 @ 100 (a)	335,000	335,108

Texas (5.5%):
City of Houston TX Airport System Revenue, Series C, 4.00%, 7/15/41, Continuously Callable @100	750,000	725,625
Port of Port Arthur Navigation District Revenue
Series B, 0.51%, 4/1/40, Continuously Callable @100 (b)	400,000	400,000

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Series C, 0.54%, 4/1/40, Continuously Callable @100 (b)	$500,000	$500,000
Texas Private Activity Bond Surface Transportation Corp. Revenue, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,063,278
		2,688,903
Utah (6.9%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (a)	1,299,653	1,303,454
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	250,000	217,492
Series A-1, 4.00%, 6/1/52, Continuously Callable @103	250,000	204,743
Utah Charter School Finance Authority Revenue, 2.75%, 4/15/50, Continuously Callable @100	525,000	429,442
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,272,374
		3,427,505
Vermont (1.5%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	500,000	478,235
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	250,000	264,896
		743,131
West Virginia (2.2%):
The County Commission of Monongalia County, WV Special District Excise Tax Revenue, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100 (a)	1,000,000	1,105,509

Wisconsin (6.9%):
Public Finance Authority Revenue
4.00%, 4/1/52, Continuously Callable @100 (a)	500,000	472,806
Series A, 4.25%, 12/1/51, Continuously Callable @100 (a)	500,000	457,671
Series A, 5.25%, 3/1/55, Continuously Callable @100 (a)	500,000	530,543
Series A, 5.00%, 7/1/55, Continuously Callable @100 (a)	500,000	512,471
Series A-1, 4.00%, 7/1/51, Continuously Callable @100 (a)	500,000	501,695
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103	500,000	457,123
4.00%, 12/1/51, Continuously Callable @100	500,000	467,672
		3,399,981
Total Municipal Bonds (Cost $50,063,783)		48,761,602
Total Investments (Cost $50,063,783) — 98.8%		48,761,602
Other assets in excess of liabilities — 1.2%		597,513
NET ASSETS - 100.00%		$49,359,115

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $13,597,745 and amounted to 27.5% of net assets.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Put Bond.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 1.89% of net assets.
(e)	Amount represents less than 0.05% of net assets.
(f)	Currently the issuer is in default with respect to interest and/or principal payments.
(g)	Zero-coupon bond.

GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	March 31, 2022
	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):
Men's Wearhouse, Inc.	51,299	$57,711
Total Common Stocks (Cost $192,371)		57,711

Warrants (0.0%)(a)
Communication Services (0.0%):
Cineworld	377,856	57,072
Total Warrants (Cost $–)		57,072

Senior Secured Loans (87.8%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 3.75% (SOFR03M+325bps), 1/27/29 (b)	$27,500,000	27,156,250
84 Lumber Co., Term B-1 Loans, First Lien, 3.75% (LIBOR01M+300bps), 11/13/26 (b)	16,812,249	16,656,736
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR03M+475bps), 4/20/28 (b)	37,334,127	37,765,709
Academy Ltd., Refinancing Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 11/6/27 (b)	8,154,474	8,088,259
Accelerated Health Systems LLC, Initial Term B Loans, First Lien, 4.91% (SOFR06M+425bps), 2/2/29 (b)	15,000,000	14,878,200
ACProducts, Inc., Initial Term Loans, Fist Lien, 5/17/28 (c)	5,000,000	4,497,200
ACProducts, Inc., Initial Term Loans, First Lien, 4.75% (LIBOR06M+425bps), 5/17/28 (b)	28,777,400	25,883,544
Acrisure LLC, 2021-1 Additional Term Loans, First Lien, 4.25% (LIBOR03M+375bps), 2/15/27 (b)	1,492,500	1,480,381
Acrisure LLC, 2021-2 Additional Term Loan, First Lien, 4.75% (LIBOR03M+425bps), 2/15/27 (b)	3,990,000	3,967,576
Acrisure LLC, Term Loan B 2020, First Lien, 3.72% (LIBOR03M+350bps), 2/15/27 (b)	15,219,094	14,978,175
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (b)	33,000,000	32,656,140
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 3/14/25 (b)	7,832,908	7,771,342
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (b)	13,763,752	13,167,368
Albaugh LLC, Term Loan B, First Lien, 12/21/24 (c)(d)	16,000,000	15,920,000
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 4.25% (LIBOR03M+350bps), 10/8/27 (b)	13,296,526	13,155,317
Alliant Holdings Intermediate LLC, 2021-2 New Term Loans, First Lien, 4.00% (LIBOR01M+350bps), 11/6/27 (b)	2,985,000	2,962,195
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 4.00% (LIBOR01M+350bps), 8/17/28 (b)	7,967,481	7,897,766
American Axle & Manufacturing, Inc., Term Loan B, First Lien, 3.00% (LIBOR01M+225bps), 4/6/24 (b)	4,597,196	4,562,717
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 3.75% (LIBOR01M+350bps), 3/23/25 (b)	12,643,643	12,431,862

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Anchor Packaging LLC, Initial Term Loans, First Lien, 4.21% (LIBOR01M+400bps), 7/18/26 (b)	$6,904,852	$6,766,755
Apex Tool Group LLC, Initial Term Loan, First Lien, 5.75% (SOFR01M+525bps), 2/8/29 (b)	11,491,862	11,175,835
At Home Group, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR03M+425bps), 7/23/28 (b)	32,749,401	31,296,310
Bally's Corp., Term B Facility Loans, First Lien, 3.75% (LIBOR06M+325bps), 10/1/28 (b)	14,962,500	14,868,984
Bausch Health Cos., Inc., Term B, First Lien, 1/27/27 (c)(d)	36,000,000	35,595,000
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR03M+425bps), 6/21/24 (b)	7,623,320	7,260,145
Brookfield Property REIT, Inc., Initial Term B Loans, First Lien, 2.71% (LIBOR01M+250bps), 8/24/25 (b)	9,485,042	9,237,577
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 9.49% (LIBOR03M+900bps), 5/15/26 (b)	3,000,000	1,620,000
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 3.71% (LIBOR01M+350bps), 6/19/25 (b)	7,887,406	7,851,913
Calpine Corp., 2020 Term Loans, First Lien, 2.71% (LIBOR01M+250bps), 12/16/27 (b)	2,957,680	2,929,966
Chariot Buyer LLC, Initial Term Loans, First Lien, 4.00% (LIBOR01M+350bps), 11/3/28 (b)	12,967,500	12,794,643
Chassix, Inc., Term Loan B, First Lien, 6.50% (LIBOR06M+550bps), 11/10/23 (b)	2,001,299	1,772,150
Chassix, Inc., Term Loan B, First Lien, 6.50% (LIBOR03M+550bps), 11/10/23 (b)	1,814,230	1,606,501
Clarios Global LP, Term B-1, First Lien, 3.46% (LIBOR01M+325bps), 4/30/26 (b)	7,659,794	7,554,472
Clydesdale Acquisition Holdings, Inc., TL, First Lien, 3/30/29 (c)(d)	18,000,000	17,699,940
Consolidated Communications, Inc., 2020 Term B-1, First Lien, 4.25% (LIBOR01M+350bps), 10/2/27 (b)	13,644,610	12,738,198
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 3.75% (LIBOR01M+325bps), 4/12/28 (b)	16,644,312	16,075,576
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 7.25% (SOFR01M+650bps), 2/14/27 (b)	17,000,000	15,555,000
CP Atlas Buyer, Inc., Term B Loans, First Lien, 4.25% (LIBOR03M+375bps), 11/23/27 (b)	32,923,047	31,940,623
CPM Holdings, Inc., 2nd Lien Initial Term Loans, Second Lien, 8.48% (LIBOR01M+825bps), 11/16/26 (b)	1,595,960	1,580,000
CPM Holdings, Inc., Initial Term Loans, First Lien, 3.73% (LIBOR01M+350bps), 11/17/25 (b)	2,902,489	2,855,324
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR06M+375bps), 3/31/26 (b)(d)	19,164,544	19,068,722
Dayco Products LLC, Term Loans, First Lien, 4.76% (LIBOR03M+425bps), 5/19/24 (b)	11,078,218	10,838,153
Delta 2 (Lux) S.a.r.l., New Term Loan B, First Lien, 3.50% (LIBOR01M+250bps), 2/1/24 (b)	24,000,000	23,865,120
Delta Air Lines, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (b)	30,911,595	31,872,636
Diamond Sports Group LLC, Term Loan Second Lien, Second Lien, 3.54% (SOFR01M+325bps), 8/24/26 (b)	19,965,096	6,750,798
Diamond Sports Group LLC, Term Loan, First Lien, 9.00% (SOFR01M+800bps), 5/25/26 (b)	1,459,684	1,478,135

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.72% (LIBOR03M+350bps), 4/8/26 (b)	$2,778,435	$2,725,172
Endo Luxembourg Finance Co. I S.a.r.l., Term B-1, First Lien, 5.75% (LIBOR03M+500bps), 3/25/28 (b)	24,686,854	23,069,371
Entercom Media Corp., New Term Loan, First Lien, 2.95% (LIBOR01M+250bps), 11/17/24 (b)	19,706,476	19,332,053
Envision Healthcare Corp., Initial Term Loans, First Lien, 10/10/25 (c)(d)	14,250,000	9,428,797
Eyemart Express LLC, Term B-1 Loan, First Lien, 4.00% (LIBOR01M+300bps), 8/5/27 (b)	27,084,911	26,543,213
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 4.50% (SOFR01M+400bps), 1/27/29 (b)	22,500,000	22,359,375
First Brands Group LLC, 2021 Term Loans, First Lien, 6.00% (LIBOR03M+500bps), 3/24/27 (b)	6,442,462	6,378,038
Froneri International Ltd., Facility B2 Loan, First Lien, 2.46% (LIBOR01M+225bps), 1/31/27 (b)	6,882,425	6,748,493
Frontier Communications Corp., Refinancing Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 10/8/27 (b)	15,884,887	15,620,086
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 3.25% (LIBOR01M+250bps), 3/31/27 (b)	10,901,321	10,732,350
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.25% (LIBOR06M+425bps), 10/2/25 (b)	10,882,324	10,790,478
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (b)	15,699,051	15,401,868
Great Outdoors Group LLC, Term B1, First Lien, 4.50% (LIBOR03M+375bps), 3/5/28 (b)	21,108,887	21,003,343
Hertz Corp., Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 6/30/28 (b)(d)	29,454,665	29,188,689
Hertz Corp., Initial Term C Loan, First Lien, 3.75% (LIBOR01M+325bps), 6/30/28 (b)(d)	5,591,816	5,541,322
Hillman Group, Inc., Initial Delayed Draw Term Loan, First Lien, 3.25% (LIBOR01M+275bps), 2/24/28 (b)(d)(e)	1,602,734	1,571,016
Hillman Group, Inc., Initial Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 7/14/28 (b)	6,660,622	6,528,809
Holley Purchaser, Inc., Delayed Draw Term Commitment, First Lien, 4.50% (LIBOR03M+375bps), 11/18/28 (b)(d)(e)	2,068,321	2,039,013
Holley Purchaser, Inc., Initial Term Loan, First Lien, 4.50% (LIBOR03M+375bps), 11/10/28 (b)	12,366,429	12,191,196
Hub International Ltd., Term Loan B, First Lien, 3.27% (LIBOR03M+300bps), 4/25/25 (b)	10,180,288	10,054,053
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 4.00% (SOFR03M+350bps), 2/9/29 (b)	20,000,000	19,575,000
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 3.75% (LIBOR01M+325bps), 5/1/26 (b)	6,975,912	6,927,987
iHeartCommunications, Inc., Term Loans, First Lien, 3.21% (LIBOR01M+300bps), 5/1/26 (b)	36,258,671	35,991,445
Ineos US Petrochem LLC, 2026 Tranche B Dollar Term Loans, First Lien, 1/29/26 (c)	7,940,000	7,789,140
Innio North America Holding, Inc., Facility B USD, First Lien, 2.98% (LIBOR03M+275bps), 11/6/25 (b)	8,825,371	8,524,779
Insulet Corp., Term B Loan, First Lien, 3.75% (LIBOR01M+325bps), 5/3/28 (b)	3,970,000	3,940,225

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Intelsat Jackson Holdings S.A., Term B Loan, First Lien, 4.75% (SOFR06M+425bps), 1/27/29 (b)	$39,000,000	$38,305,410
Janus International Group LLC, Amendment No 3 Refinancing Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 2/15/25 (b)(d)	19,524,711	19,134,217
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 5.50% (LIBOR03M+475bps), 6/30/28 (b)	18,397,525	15,966,476
Knight Health Holdings LLC, Term B Loans, First Lien, 5.75% (LIBOR01M+525bps), 12/17/28 (b)	23,441,250	21,243,633
LBM Acquisition LLC, Initial Term Loan, First Lien, 4.50% (LIBOR01M+375bps), 12/17/27 (b)(d)	24,527,019	23,892,505
Leslie's Poolmart, Inc., Term Loan B, First Lien, 3.02% (LIBOR06M+250bps), 3/9/28 (b)	20,387,177	20,089,932
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (b)(d)	17,796,530	17,685,302
Lifepoint Health, Inc., Term B Loans, First Lien, 4.20% (LIBOR01M+375bps), 11/16/25 (b)	19,231,875	19,097,637
LifeScan Global Corp., Initial Term Loan, First Lien, 6.21% (LIBOR03M+600bps), 10/1/24 (b)	22,201,515	21,146,943
LifeScan Global Corp., Initial Term Loan, Second Lien, 9.71% (LIBOR03M+950bps), 6/19/25 (b)	3,750,000	3,534,375
LSF11 A5 Holdco LLC, Term Loans, First Lien, 4.00% (SOFR01M+350bps), 10/15/28 (b)	14,000,000	13,786,500
Lucid Energy Group II Borrower LLC ,Term Loan ,First Lien, 11/22/28 (c)(d)	3,000,000	2,971,890
Lucid Energy Group II Borrower LLC, Term Loan, First Lien, 5.00% (LIBOR01M+425bps), 11/24/28 (b)	25,940,702	25,697,637
Madison IAQ LLC, Initial Term Loans, First Lien, 4.52% (LIBOR06M+325bps), 6/16/28 (b)	20,346,250	20,024,169
MajorDrive Holdings IV LLC, Initial Term Loans, First Lien, 4.56% (LIBOR03M+400bps), 6/1/28 (b)	3,721,875	3,659,087
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR01M+475bps), 7/30/28 (b)	44,394	43,881
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 5.55% (LIBOR06M+475bps)	17,624,337	17,420,600
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 10/21/28 (b)	24,500,000	24,242,750
MHI Holdings LLC, Initial Term Loans, First Lien, 5.21% (LIBOR01M+500bps), 9/20/26 (b)	8,812,214	8,775,467
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (b)	32,000,000	33,160,000
Momentive Performance Materials, Inc., Initial Dollar Term Loan, First Lien, 3.42% (LIBOR01M+325bps), 5/15/24 (b)	8,644,912	8,526,044
Navicure, Inc., Initial Term Loans, First Lien, 4.21% (LIBOR01M+400bps), 10/23/26 (b)	10,860,395	10,819,669
Nexstar Broadcasting, Inc., TLB-4, First Lien, 2.73% (LIBOR01M+250bps), 9/19/26 (b)	5,000,000	4,975,900
NorthRiver Midstream Finance LP, Initial Term Loan B, First Lien, 3.46% (LIBOR03M+325bps), 10/1/25 (b)	9,923,063	9,830,084
Organon & Co., Dollar Term Loan, First Lien, 3.56% (LIBOR03M+300bps), 6/2/28 (b)	5,641,667	5,606,406
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien, 3.23% (LIBOR01M+300bps), 5/22/25 (b)	2,097,949	2,088,110

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Packaging Coordinators Midco, Inc., Term B Loans, First Lien, 4.50% (LIBOR03M+375bps), 12/1/27 (b)	$13,119,454	$13,034,702
Park River Holdings, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 1/20/28 (b)	9,924,968	9,692,823
Peraton Corp., Term B Loans, First Lien, 4.50% (LIBOR01M+375bps), 2/1/28 (b)	11,179,293	11,084,940
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (b)	38,605,230	38,191,768
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	28,633,681	28,514,279
PG&E CORP., TL, First Lien, 3.50% (LIBOR03M+300bps), 6/23/25 (b)	10,822,312	10,673,505
Phoenix Newco, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR01M+350bps), 11/15/28 (b)	20,000,000	19,835,800
Presidio Holdings, Inc., Term Loan B, First Lien, 3.71% (LIBOR01M+350bps), 12/19/26	196,985	195,508
Presidio Holdings, Inc., Term Loan B, First Lien, 3.80% (LIBOR03M+350bps), 12/19/26 (b)	3,762,814	3,734,593
Radiology Partners, Inc., Term Loan New, First Lien, 4.72% (LIBOR01M+425bps), 7/9/25 (b)	26,451,802	26,069,309
Renaissance Holding Corp., Second Incremental Term Loans, First Lien, 3/16/27 (c)(d)	2,500,000	2,484,375
Rent-A-Center, Facility Term Loan B2, First Lien, 3.81% (LIBOR01M+325bps), 2/17/28 (b)	6,118,000	5,984,199
Revint Intermediate II LLC, Initial Term Loans, First Lien, 4.75% (LIBOR01M+425bps), 10/15/27 (b)	14,377,750	14,305,861
Reynolds Group Holdings, Inc., Tranche B-2 U.S. Term Loans, First Lien, 3.46% (LIBOR01M+325bps), 2/16/26 (b)	6,912,500	6,723,858
Ring Container Technologies Group LLC, Initial Term Loans, First Lien, 4.25% (LIBOR01M+375bps)	37,500	36,867
Ring Container Technologies Group LLC, Initial Term Loans, First Lien, 4.27% (LIBOR06M+375bps), 8/5/28 (b)	7,462,500	7,336,608
Rising Tide Holdings, Inc., Initial Term Loan, First Lien, 5.50% (LIBOR01M+475bps), 6/1/28 (b)	10,934,937	10,561,290
Robertshaw US Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 9.00% (LIBOR06M+800bps), 2/15/26 (b)	4,000,000	3,000,000
Robertshaw US Holding Corp., Term Loan B, First Lien, 4.50% (LIBOR06M+350bps), 2/28/25 (b)	6,354,481	5,705,434
Ryan Specialty Group LLC, TL, First Lien, 3.75% (LIBOR01M+300bps), 9/1/27 (b)	7,887,406	7,821,704
Scientific Games International, Inc., Term Loan B-5, First Lien, 2.96% (LIBOR01M+275bps), 8/14/24 (b)	7,897,172	7,862,662
Sedgwick Claims Management Services, Inc., Initial Term Loans, First Lien, 3.46% (LIBOR01M+325bps), 12/31/25 (b)(d)	6,948,849	6,870,675
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 3.21% (LIBOR01M+300bps), 3/25/28 (b)	12,934,900	12,603,507
Sparta US Holdco LLC, Initial Term Loan, First Lien, 4.25% (LIBOR01M+350bps), 4/30/28 (b)	3,990,000	3,930,150
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 4.00% (LIBOR03M+350bps)	63,819	62,968
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 4.02% (LIBOR06M+350bps), 6/4/28 (b)	25,336,112	24,998,382

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
SRS Distribution, Inc., 2022 Refinancing Term Loans, First Lien, 4.00% (SOFR06M+350bps)	$4,987,500	$4,917,376
SRS Distribution, Inc., 2022 Refinancing Term Loans, First Lien, 4.00% (SOFR03M+350bps), 6/4/28 (b)	12,500	12,324
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.72% (LIBOR03M+350bps), 4/8/26 (b)	1,493,782	1,465,146
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 2.50% (LIBOR01M+225bps), 2/8/27 (b)	14,317,874	14,107,115
Surgery Center Holdings, Inc., 2021 New Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 8/31/26 (b)	22,361,402	22,163,056
SWF Holdings Corp. I, Initial Term Loans, First Lien, 4.75% (LIBOR01M+400bps), 10/6/28 (b)	36,250,000	35,101,963
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien, 9.21% (LIBOR01M+900bps), 5/28/27 (b)	3,000,000	2,795,640
Team Health Holdings, Inc., Facility EXTENDING TLB, First Lien, 6.25% (SOFR01M+525bps), 2/17/27 (b)	24,501,595	23,266,224
TENNECO, Inc., Tranche B Term Loan, First Lien, 3.21% (LIBOR01M+300bps), 10/1/25 (b)	15,518,609	15,302,435
The Men's Wearhouse LLC, Term Loan, First Lien, 9.00% (LIBOR03M+800bps), 12/1/25 (b)	2,765,859	2,574,544
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/15/28 (b)	33,242,343	31,113,836
Thor Industries, Inc., Term B-1, First Lien, 3.25% (LIBOR01M+300bps), 2/1/26 (b)	8,242,356	8,187,380
Titan Acquisition Ltd., Initial Term Loan, First Lien, 3.35% (LIBOR06M+300bps), 3/28/25 (b)	13,687,810	13,370,116
Transdigm, Inc., Tranche F Refinancing Term Loan, First Lien, 2.46% (LIBOR01M+225bps), 12/9/25 (b)	14,818,105	14,558,788
Traverse Midstream Partners LLC, Advance, First Lien, 5.25% (SOFR03M+425bps), 9/27/24 (b)	14,358,069	14,280,249
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 3/3/28 (b)	12,668,754	12,332,652
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, First Lien, 9/17/28 (c)(d)(e)	373,159	367,797
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 9/17/28 (c)(d)	2,626,841	2,589,093
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, First Lien, 4.50% (LIBOR03M+400bps), 9/17/28 (b)(d)	557,567	549,555
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 4.50% (LIBOR03M+400bps), 9/17/28 (b)	3,921,289	3,864,940
Triton Water Holdings, Inc., Initial Term Loan, First Lien, 4.00% (LIBOR01M+350bps) (b)	1,416,871	1,379,678
Triton Water Holdings, Inc., Initial Term Loan, First Lien, 4.00% (LIBOR03M+350bps), 3/31/28 (b)	14,415,957	14,037,538
Truck Hero, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR01M+325bps), 1/20/28 (b)	21,819,737	21,110,595
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR01M+500bps), 7/26/26 (b)(d)	22,720,121	20,760,511
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (b)	20,832,255	20,554,561
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 4.00% (LIBOR01M+325bps), 3/24/26 (b)	14,738,949	14,634,597

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Univision Communications, Inc., Initial First-Lien Term Loans, First Lien, 4.00% (LIBOR01M+325bps), 5/7/28 (b)	$8,500,000	$8,400,805
Upstream Rehabilitation, August 2021 Incremental TL, First Lien, 4.59% (SOFR01M+425bps), 11/20/26 (b)	4,962,500	4,928,408
USI, Inc., 2017 New Term Loans, First Lien, 3.22% (LIBOR03M+300bps), 5/16/24 (b)	17,575,475	17,443,308
Utz Quality Foods LLC, 2021 New Term Loans, First Lien, 3.21% (LIBOR01M+300bps), 1/20/28 (b)	7,900,011	7,776,613
Verscend Holding Corp., New Term Loan B-1 Facility, First Lien, 4.21% (LIBOR01M+400bps), 8/27/25 (b)	9,813,623	9,764,555
Weber-Stephen Products LLC ,Initial Term B Loans ,First Lien, 10/30/27 (c)(d)	3,000,000	2,901,000
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (b)	14,363,846	13,889,839
Welbilt, Inc., Facility TL, First Lien, 2.71% (LIBOR01M+250bps), 10/23/25 (b)	15,000,000	14,850,000
WestJet Airlines Ltd., Initial Term Loan, First Lien, 4.00% (LIBOR06M+300bps), 12/11/26 (b)	23,815,181	22,897,344
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (b)	3,990,000	3,937,651
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien, 4.25% (SOFR01M+375bps), 10/19/27 (b)	11,366,150	11,219,299
WireCo WorldGroup, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR06M+425bps), 11/13/28 (b)	15,851,852	15,607,416
WP CPP Holdings LLC, Term Loan Second Lien, Second Lien, 8.75% (LIBOR03M+775bps), 4/30/26 (b)	2,000,000	1,948,340
WP CPP Holdings LLC, Term Loans, First Lien, 4.75% (LIBOR03M+375bps), 4/30/25 (b)	9,791,029	9,245,571
Total Senior Secured Loans (Cost $2,122,169,696)		2,083,768,773

Corporate Bonds (8.5%)
Communication Services (2.1%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88(f)	2,000,000	1,878,580
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(f)	5,000,000	5,044,900
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38(f)	11,247,000	11,247,675
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(f)(g)	8,460,000	8,141,481
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	3,000,000	3,101,280
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(f)(g)	15,350,000	13,325,335
Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(f)	6,500,000	6,810,895
		49,550,146
Consumer Discretionary (1.8%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(f)(g)	8,000,000	7,814,800
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56(f)	6,000,000	5,195,100
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(f)(g)	5,500,000	5,493,675
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(f)(g)	1,070,000	912,186
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88(f)(g)	2,350,000	2,426,798

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (f)	$1,300,000	$1,119,157
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (f)	5,600,000	4,794,888
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31(f)	2,750,000	2,709,850
Tenneco, Inc., 5.00%, 7/15/26, Callable 5/13/22 @ 102.5	6,840,000	6,727,208
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(f)(g)	6,000,000	6,660,540
		43,854,202
Consumer Staples (0.4%):
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(f)	10,595,000	9,053,851

Energy (0.5%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(f)	2,334,000	2,330,989
Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19(f)	3,246,000	3,588,518
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 5/13/22 @ 104.63(f)	1,750,000	1,768,008
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 6/15/22 @ 103.5(f)	1,250,000	1,264,575
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 5/15/25, Callable 5/15/22 @ 104.63 (f)	1,200,000	1,234,656
6.00%, 2/15/28, Callable 2/15/23 @ 103	2,000,000	1,607,800
		11,794,546
Financials (0.7%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(f)	4,000,000	3,760,120
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25(f)(g)	6,500,000	6,523,855
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25(f)(g)	3,100,000	2,655,925
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(f)	1,120,000	1,069,477
White Capital Parent LLC, 8.25%, 3/15/26, Callable 5/13/22 @ 102(f)	2,250,000	2,217,330
		16,226,707
Health Care (1.4%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/13/22 @ 102(f)(g)	14,250,000	12,325,110
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(f)(g)	10,466,000	8,239,568
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(f)	2,000,000	1,866,060
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(f)(g)	2,500,000	2,511,950
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/28/22 @ 100(f)	8,383,000	7,542,772
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(f)	1,000,000	1,016,450
		33,501,910
Industrials (1.2%):
American Airlines, Inc., 11.75%, 7/15/25(f)	17,185,000	20,072,939
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(f)	4,000,000	4,164,560
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(f)	3,950,000	3,566,534
		27,804,033
Information Technology (0.4%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(f)	8,800,000	9,438,968
Total Corporate Bonds (Cost $213,396,784)		201,224,363

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Yankee Dollars (0.8%)
Communications (0.1%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(f)	$4,350,000	$3,320,355

Energy (0.2%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25(f)	3,800,000	3,936,344

Industrials (0.5%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 5/13/22 @ 103.94(f)	8,000,000	7,834,960
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(f)	3,650,000	3,434,905
		11,269,865
Total Yankee Dollars (Cost $19,311,303)		18,526,564

Exchange-Traded Funds (1.6%)
Invesco Senior Loan ETF (g)	785,500	17,100,335
SPDR Blackstone Senior Loan ETF (g)	489,250	21,996,680
Total Exchange-Traded Funds (Cost $39,851,473)		39,097,015
Total Investments (Cost $2,394,921,627) — 98.7%		2,342,731,498
Other assets in excess of liabilities — 1.3%		30,047,218
NET ASSETS - 100.00%		$2,372,778,716

(a)	Amount represents less than 0.05% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(c)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e)	The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At March 31, 2022, the Fund held unfunded or partially unfunded loan commitments of $3,217,287, which included a $54,724 unrealized loss.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $208,314,639 and amounted to 8.8% of net assets.
(g)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	March 31, 2022
	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.6%)
Commonbond Student Loan Trust, Series 2021-AGS, Class A, 1.20%, 8/25/50, Callable 10/25/29 @ 100 (a)	$201,071	$191,365
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A2, 1.60%, 3/10/25, Callable 3/10/26 @ 100 (a)	300,000	296,707
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, 3/26/46, Callable 3/25/24 @ 100 (a)(b)	500,000	461,823
Total Asset-Backed Securities (Cost $1,000,993)		949,895

Collateralized Mortgage Obligations (10.1%)
AIMCO CLO, Series 2017-AA, Class DR, 3.40% (LIBOR03M+315bps), 4/20/34, Callable 4/20/23 @ 100 (a)(c)	400,000	390,701
AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3.15% (LIBOR03M+290bps), 4/20/34, Callable 4/20/23 @ 100 (a)(b)(c)	800,000	764,057
Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3.49% (LIBOR03M+325bps), 4/15/34, Callable 4/15/23 @ 100 (a)(b)(c)	800,000	794,962
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36, Callable 11/5/24 @ 100 (a)	300,000	295,273
Grace Trust, Series 2020-GRCE, Class C, 2.68%, 12/10/40, Callable 12/10/30 @ 100 (a)(b)(d)	650,000	576,017
Greywolf CLO II Ltd., Series 2013-1A, Class C2RR, 4.44% (LIBOR03M+420bps), 4/15/34, Callable 4/15/23 @ 100 (a)(b)(c)	900,000	903,120
GS Mortgage Securities Trust, Series 2017-FARM, Class B, 3.54%, 1/10/43, Callable 1/10/28 @ 100 (a)(b)(d)	650,000	638,101
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35 (a)(b)	500,000	494,834
OHA Credit Funding 2 Ltd., Series 2019-2A, Class CR, 2.46% (LIBOR03M+220bps), 4/21/34, Callable 4/21/23 @ 100 (a)(b)(c)	600,000	592,111
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)(b)	385,000	358,460
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class B, 4.00%, 12/15/50, Callable 12/15/27 @ 100 (d)	150,000	150,058
Total Collateralized Mortgage Obligations (Cost $6,237,458)		5,957,694

Corporate Bonds (62.2%)
Communication Services (11.8%):
AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	450,000	400,302
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/1/32, Callable 11/1/31 @ 100(b)	820,000	700,674
Comcast Corp.
1.50%, 2/15/31, Callable 11/15/30 @ 100 (e)	500,000	435,470
2.94%, 11/1/56, Callable 5/1/56 @ 100 (a)	100,000	83,398
CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)(b)	1,000,000	982,660
Electronic Arts, Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100(b)	800,000	704,280

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)(b)	$500,000	$481,175
iHeartCommunications, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63(a)(b)	500,000	494,795
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 7/15/22 @ 104.41(a)	250,000	250,362
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(b)	1,500,000	1,302,150
Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100(b)	500,000	564,655
Verizon Communications, Inc.
2.36%, 3/15/32, Callable 12/15/31 @ 100 (a)(b)	400,000	361,644
3.88%, 3/1/52, Callable 9/1/51 @ 100	200,000	201,340
		6,962,905
Communications (0.7%):
T Mobile USA, Inc., 2.70%, 3/15/32, Callable 12/15/31 @ 100(a)	450,000	409,648

Consumer Discretionary (10.0%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)(b)(e)	1,500,000	1,465,275
Expedia Group, Inc., 2.95%, 3/15/31, Callable 12/15/30 @ 100(b)(e)	700,000	649,523
General Motors Co., 5.95%, 4/1/49, Callable 10/1/48 @ 100	100,000	111,635
Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(a)	500,000	502,815
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(a)(b)	200,000	170,502
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100(b)	480,000	438,744
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	350,000	354,886
Newell Brands, Inc., 5.75%, 4/1/46, Callable 10/1/45 @ 100	150,000	156,781
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88(a)(b)	750,000	774,510
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 9/1/31, Callable 9/1/26 @ 102.98(a)	200,000	171,246
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(a)(b)	1,000,000	1,110,090
		5,906,007
Consumer Staples (2.0%):
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	300,000	322,035
Kraft Heinz Foods Co.
3.75%, 4/1/30, Callable 1/1/30 @ 100 (b)	750,000	751,208
4.88%, 10/1/49, Callable 4/1/49 @ 100 (e)	100,000	105,431
		1,178,674
Energy (8.2%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(a)(b)	624,000	675,555
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100(b)	700,000	662,641
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100(b)	750,000	770,452
Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100(b)(e)	150,000	154,853
ONEOK, Inc.
3.40%, 9/1/29, Callable 6/1/29 @ 100 (b)	100,000	96,282
4.45%, 9/1/49, Callable 3/1/49 @ 100	100,000	96,996
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100(b)	1,600,000	1,696,912
Targa Resources Partners LP, 4.00%, 1/15/32, Callable 7/15/26 @ 102	700,000	671,867
		4,825,558
Financials (11.5%):
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100(b)	730,000	698,464
Bank of America Corp.
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)(c)	500,000	459,570
2.83% (SOFR+188bps), 10/24/51, Callable 10/24/50 @ 100, MTN (b)(c)	500,000	425,650
Chubb INA Holdings, Inc., 1.38%, 9/15/30, Callable 6/15/30 @ 100(b)	1,550,000	1,350,406
CNA Financial Corp., 2.05%, 8/15/30, Callable 5/15/30 @ 100(b)	800,000	708,368

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc., 3.60%, 6/21/30, Callable 3/21/30 @ 100(b)	$100,000	$95,570
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.63%, 10/15/31, Callable 7/15/31 @ 100(b)	700,000	630,448
JPMorgan Chase & Co., 2.96%, 1/25/33, Callable 1/25/32 @ 100	650,000	613,444
Morgan Stanley
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)(c)	500,000	429,250
3.22% (SOFR+149bps), 4/22/42, Callable 4/22/41 @ 100 (c)	250,000	230,160
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25(a)(b)	500,000	428,375
The Goldman Sachs Group, Inc., 3.10%, 2/24/33, Callable 2/24/32 @ 100	700,000	660,520
		6,730,225
Health Care (2.7%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100(b)	300,000	313,029
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)(b)	685,000	539,280
Bristol Myers Squibb Co.
2.95%, 3/15/32, Callable 12/15/31 @ 100	400,000	392,024
3.70%, 3/15/52, Callable 9/15/51 @ 100	100,000	100,613
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/28/22 @ 100(a)	250,000	224,942
		1,569,888
Industrials (5.5%):
Air Lease Corp., 4.63%, 10/1/28, Callable 7/1/28 @ 100(b)	650,000	662,175
American Airlines, Inc., 11.75%, 7/15/25(a)	200,000	233,610
Cornerstone Building Brands, Inc., 6.13%, 1/15/29, Callable 9/15/23 @ 103.06(a)(b)	1,000,000	928,750
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100 (b)	800,000	852,048
3.75%, 2/1/50, Callable 8/1/49 @ 100 (e)	100,000	89,459
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(a)(b)	500,000	454,810
		3,220,852
Information Technology (3.8%):
NVIDIA Corp., 2.00%, 6/15/31, Callable 3/15/31 @ 100(b)	1,600,000	1,462,768
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100(b)	850,000	747,609
		2,210,377
Materials (1.0%):
Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102.13(b)	600,000	604,086

Real Estate (4.2%):
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34, Callable 12/15/33 @ 100(b)	800,000	753,224
Essex Portfolio LP, 4.00%, 3/1/29, Callable 12/1/28 @ 100(b)(e)	800,000	824,536
Life Storage, LP, 2.40%, 10/15/31, Callable 7/15/31 @ 100(b)	550,000	485,628
Simon Property Group LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100(b)	450,000	405,747
		2,469,135
Utilities (0.8%):
Duke Energy Corp., 3.50%, 6/15/51, Callable 12/15/50 @ 100	320,000	291,712
Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable 2/1/50 @ 100	250,000	199,108
		490,820
Total Corporate Bonds (Cost $38,896,593)		36,578,175

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Residential Mortgage-Backed Securities (0.1%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 6/20/25 @ 100 (b)	$33,048	$33,208
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 4/25/22 @ 100 (b)	57,153	57,205
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 8/25/28 @ 100 (b)	1,605	1,529
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/22 @ 100 (b)	1,306	853
Total Residential Mortgage-Backed Securities (Cost $95,007)		92,795

Yankee Dollars (4.7%)
Communication Services (1.8%):
Vodafone Group PLC, 4.38%, 5/30/28(b)	1,000,000	1,048,310

Energy (1.1%):
Cenovus Energy, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(b)(e)	725,000	656,285

Financials (1.5%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100(a)(b)	1,000,000	902,030

Industrials (0.3%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	150,000	138,276
Total Yankee Dollars (Cost $2,842,540)		2,744,901

U.S. Government Mortgage-Backed Agencies (0.1%)
Federal National Mortgage Association
3.50%, 7/1/43 (b)	40,548	41,343
Total U.S. Government Mortgage-Backed Agencies (Cost $41,428)		41,343

U.S. Treasury Obligations (8.9%)
U.S. Treasury Bonds
1.88%, 2/15/41 (b)	3,950,000	3,514,883
1.38%, 8/15/50 (b)	500,000	385,000
U.S. Treasury Notes
1.50%, 2/29/24	500,000	492,754
1.38%, 11/15/31	400,000	367,062
1.88%, 2/28/27	500,000	486,680
Total U.S. Treasury Obligations (Cost $5,580,069)		5,246,379

Exchange-Traded Funds (9.6%)
Invesco Senior Loan ETF (b)(e)	130,790	2,847,298
SPDR Blackstone Senior Loan ETF (b)(e)	63,000	2,832,480
Total Exchange-Traded Funds (Cost $5,805,972)		5,679,778

Collateral for Securities Loaned (12.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (f)	145,960	145,960

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (f)	4,094,166	$4,094,166
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (f)	72,841	72,841
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (f)	580,814	580,814
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (f)	2,611,452	2,611,452
Total Collateral for Securities Loaned (Cost $7,505,233)		7,505,233
Total Investments (Cost $68,005,293) — 110.1%		64,796,193
Liabilities in excess of other assets — (10.1)%		(5,954,392)
NET ASSETS - 100.00%		$58,841,801

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $19,705,153 and amounted to 33.5% of net assets.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(e)	All or a portion of this security is on loan.
(f)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	11	6/30/22	$2,340,543	$2,331,140	$(9,403)
5-Year U.S. Treasury Note Futures	21	6/30/22	2,438,435	2,408,437	(29,998)
Ultra Long Term U.S. Treasury Bond Futures	23	6/21/22	4,227,890	4,073,875	(154,015)
					$(193,416)

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	36	6/21/22	$5,115,292	$4,876,875	$238,417

	Total unrealized appreciation				$238,417
	Total unrealized depreciation				(193,416)
	Total net unrealized appreciation (depreciation)				$45,001

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2022
(Unaudited)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instruments	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 38	5.00%	6/20/27	Quarterly	3 .78%	$5,500,000	$(296,895)	$(260,150)	$(36,745)
						$(296,895)	$(260,150)	$(36,745)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.